[Logo of MFS(R) INVESTMENT MANAGEMENT]




                                 MFS(R) MUNICIPAL
                                 SERIES TRUST

                                 SEMIANNUAL REPORT - SEPTEMBER 30, 2002

                                 FOR THE STATES OF: MISSISSIPPI,
                                 NEW YORK, NORTH CAROLINA,
                                 PENNSYLVANIA, SOUTH CAROLINA,
                                 TENNESSEE, VIRGINIA, AND WEST VIRGINIA

TABLE OF CONTENTS


Letter from the Chairman
Management Review and Outlook                                                  2
Performance Summary                                                            4
Portfolio of Investments                                                      13
Financial Statements                                                          36
Notes to Financial Statements                                                 63
Trustees and Officers                                                         72



     MFS(R) PRIVACY POLICY

     At MFS(R), we are committed to protecting your privacy.

     On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

     Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

     We may collect nonpublic personal information about you from the following sources:

           o information we receive from you on applications or other forms

           o information about your transactions with us, our affiliates, or others, and

           o information we receive from a consumer reporting agency

     We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

     We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

     Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policy may apply to you and our privacy policy may not.

     If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

     (1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.






          NOT FDIC INSURED      MAY LOSE VALUE      NO BANK GUARANTEE
        NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]

DEAR SHAREHOLDERS,

It is over a year since the attacks of September 11 dealt a sharp blow to the American people and to an already-weak U.S. economy. When the markets seemed to be recovering as a new year began, a series of corporate scandals hammered at the economy and at investor confidence. As I write this in early fall, investors are concerned about a potential war with Iraq and about labor issues on West Coast docks, which handle nearly half of all U.S. import/export shipping. In the midst of all this, the American consumer has managed almost single-handedly to keep the U.S. economy from falling back into recession.

A RELAY RACE

In mid-October, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. At this point, we see little VISIBILITY, or ability to predict the near-term direction of consumer spending or corporate spending and profits. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM

Optimists would point out that wages have been rising over the past year, according to the U.S. Labor Department. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward next year.

Pessimists, however, would counter that visibility of corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the situation with Iraq adds to market uncertainty. The fact is that the near-term direction of the market or the economy is uncertain. But history has shown that both are cyclical -- downturns have always been followed by upturns.

STAYING THE COURSE

With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

[Signature of Jeffrey L. Shames]

JEFFREY L. SHAMES
CHAIRMAN
MFS INVESTMENT MANAGEMENT(R)

October 15, 2002

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK


DEAR SHAREHOLDERS,

Over the past six months, we witnessed an about-face in investor expectations -- for both the economy and the direction of interest rates. Going into the period, the market was pricing in a strong economic recovery. The general consensus was that the Federal Reserve Board (the Fed) would begin to raise interest rates this year to prevent the economy from overheating.

The economy and the markets, however, were dogged over the period by several factors, including business spending that did not recover, a series of corporate scandals, and geopolitical uncertainty overseas, particularly in Iraq. The result has been weak economic growth and a decline in the rate of inflation -- both positive factors for bonds. Investors became more risk-averse and we saw a "flight to quality" that drove up prices of Treasuries and municipal bonds. By the end of September, it seemed possible that the Fed might lower interest rates to stimulate corporate spending.

The major positive factor in the funds' performance was positioning on the yield curve. Over the period, the best performance was at the shorter end of the curve because short-term rates fell dramatically, causing shorter-term bonds to appreciate. Long-term rates (and therefore bond prices) were relatively unchanged. The funds benefited from being overweighted in the shorter 10- to 20-year area of the curve and being underweighted in the longest (30-year) area.

In addition, the funds benefited from strong sector positioning. Health care remained a key sector weighting throughout the period, and we expect that will continue in the coming months. As we've mentioned in previous reports, we believe there is more value in this sector than in many other areas. The market seemed to agree with our view over the period, as the sector performed well. We also benefited by avoiding airline bonds, as the industry continued to suffer from overcapacity and high expenses.

As of the end of the period, we think the U.S. economy will continue to grow modestly and avoid a second, or "double-dip," recession. But we believe growth will be below trend for some time -- that is, below average compared to what we've experienced in previous recoveries. In that environment, the good news is that we think inflation will be well contained and, as a result, interest rates may drift up slightly but not substantially.

Given that outlook, we expect to remain somewhat defensive in our investments, with relatively low weightings in corporate-backed issues until we see evidence of a sustainable recovery. As a risk control strategy, we intend to keep the portfolios somewhat higher in quality, or average bond rating, than our peer group.

We also think that the next shift in the yield curve will likely be a flattening, as either short-term rates rise as the economy improves or long-term rates fall if the economy remains weak. In anticipation of a curve flattening, toward the end of the period we began to decrease our overweighting in the 10- to 20-year part of the curve and moderately boost our longer-term holdings.

Respectfully,

[Signature of Michael L. Dawson]       [Signature of Geoffrey L. Schechter]

Michael L. Dawson                      Geoffrey L. Schechter
Portfolio Manager                      Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

The portfolios are actively managed, and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

MICHAEL L. DAWSON IS VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF ALL STATE MUNICIPAL BOND FUNDS. HE ALSO MANAGES OTHER NATIONAL MUNICIPAL BOND PORTFOLIOS FOR MFS. MICHAEL JOINED MFS IN 1998. HE WAS NAMED ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER IN 1999 AND VICE PRESIDENT IN 2001. PRIOR TO JOINING MFS, MICHAEL WORKED IN INSTITUTIONAL SALES -- FIXED INCOME FOR FIDELITY CAPITAL MARKETS AND GOLDMAN SACHS. PRIOR TO THAT, HE WAS A RESEARCH ANALYST IN THE MUNICIPAL BOND GROUP AT FRANKLIN TEMPLETON. HE IS A GRADUATE OF SANTA CLARA UNIVERSITY AND RECEIVED AN M.B.A. DEGREE FROM BABSON COLLEGE IN 1999. HE IS A MEMBER OF THE BOSTON MUNICIPAL ANALYSTS FORUM AND THE NATIONAL FEDERATION OF MUNICIPAL ANALYSTS.

GEOFFREY L. SCHECHTER, CFA, CPA, IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF OUR MUNICIPAL BOND FUNDS. HE ALSO MANAGES SEVERAL OTHER STATE MUNICIPAL BOND PORTFOLIOS FOR MFS. HE JOINED MFS AS INVESTMENT OFFICER IN 1993 AFTER WORKING AS A MUNICIPAL CREDIT ANALYST WITH A MAJOR INSURANCE COMPANY. HE WAS NAMED PORTFOLIO MANAGER IN 1993, ASSISTANT VICE PRESIDENT IN 1994, VICE PRESIDENT IN 1995, AND SENIOR VICE PRESIDENT IN 2001. GEOFF IS A GRADUATE OF THE UNIVERSITY OF TEXAS AND HAS AN M.B.A. DEGREE FROM BOSTON UNIVERSITY. HE HOLDS THE CHARTERED FINANCIAL ANALYST
(CFA) AND CERTIFIED PUBLIC ACCOUNTANT (CPA) DESIGNATIONS.

ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, ISSUER-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.













This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

FUND FACTS

OBJECTIVE: EACH FUND SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AND FROM THE PERSONAL INCOME TAXES, IF ANY, OF THE STATE TO WHICH ITS NAME
REFERS.

COMMENCEMENT OF INVESTMENT OPERATIONS:

MISSISSIPPI                        AUGUST 6, 1992
NEW YORK                           JUNE 6, 1988
NORTH CAROLINA                     OCTOBER 31, 1984
PENNSYLVANIA                       FEBRUARY 1, 1993
SOUTH CAROLINA                     OCTOBER 31, 1984
TENNESSEE                          AUGUST 12, 1988
VIRGINIA                           OCTOBER 31, 1984
WEST VIRGINIA                      OCTOBER 31, 1984

NET ASSETS AS OF SEPTEMBER 30, 2002:

MISSISSIPPI                        $ 98.5 MILLION
NEW YORK                           $181.5 MILLION
NORTH CAROLINA                     $413.2 MILLION
PENNSYLVANIA                       $101.5 MILLION
SOUTH CAROLINA                     $170.9 MILLION
TENNESSEE                          $146.6 MILLION
VIRGINIA                           $352.6 MILLION
WEST VIRGINIA                      $156.3 MILLION

CLASS INCEPTION:

MISSISSIPPI         CLASS A        AUGUST 6, 1992
                    CLASS B        SEPTEMBER 7, 1993
NEW YORK            CLASS A        JUNE 6, 1988
                    CLASS B        SEPTEMBER 7, 1993
                    CLASS C        DECEMBER 11, 2000
NORTH CAROLINA      CLASS A        OCTOBER 31, 1984
                    CLASS B        SEPTEMBER 7, 1993
                    CLASS C        JANUARY 3, 1994
PENNSYLVANIA        CLASS A        FEBRUARY 1, 1993
                    CLASS B        SEPTEMBER 7, 1993
SOUTH CAROLINA      CLASS A        OCTOBER 31, 1984
                    CLASS B        SEPTEMBER 7, 1993
TENNESSEE           CLASS A        AUGUST 12, 1988
                    CLASS B        SEPTEMBER 7, 1993
VIRGINIA            CLASS A        OCTOBER 31, 1984
                    CLASS B        SEPTEMBER 7, 1993
                    CLASS C        JANUARY 3, 1994
WEST VIRGINIA       CLASS A        OCTOBER 31, 1984
                    CLASS B        SEPTEMBER 7, 1993

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                        CLASS A
-------------------------------------------------------------------------------
                           6 Months    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge     +8.63%    +8.64%    +25.24%    +34.98%     +83.38%

Average Annual Total Return
  Excluding Sales Charge        --     +8.64%    + 7.79%    + 6.18%     + 6.54%

Average Annual Total Return
  Including Sales Charge        --     +3.48%    + 6.06%    + 5.15%     + 6.02%

                                           CLASS B
--------------------------------------------------
 6 Months   1 Year   3 Years   5 Years    10 Years
--------------------------------------------------

   +8.28%   +7.85%   +22.37%   +29.85%     +74.96%


      --    +7.85%   + 6.96%   + 5.36%     + 5.75%


      --    +3.85%   + 6.08%   + 5.04%     + 5.75%

CLASS B

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) NEW YORK MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.14%     +9.35%    +27.22%     +34.71%   +87.78%

Average Annual Total Return
  Excluding Sales Charge         --      +9.35%    + 8.35%     + 6.14%   + 6.50%

Average Annual Total Return
  Including Sales Charge         --      +4.16%    + 6.61%     + 5.11%   + 5.99%

                                              CLASS B
-----------------------------------------------------
 6 Months     1 Year    3 Years     5 Years  10 Years
-----------------------------------------------------
   +8.56%     +8.36%    +24.09%     +29.58%   +74.66%

      --      +8.36%    + 7.46%     + 5.32%   + 5.73%

      --      +4.36%    + 6.59%     + 4.99%   + 5.73%

                                                                         CLASS C
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years     5 Years  10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.65%     +8.45%    +25.31%     +32.70%   +84.97%

Average Annual Total Return
  Excluding Sales Charge         --      +8.45%    + 7.81%     + 5.82%   + 6.34%

Average Annual Total Return
  Including Sales Charge         --      +7.45%    + 7.81%     + 5.82%   + 6.34%




NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

For periods prior to their inception, Class B and C share performance includes the performance of the fund's original share class (Class A). Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B and C than those of A, performance shown is higher for B and C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.75%    +8.79%    +25.38%    +31.85%     +77.48%

Average Annual Total Return
  Excluding Sales Charge         --     +8.79%    + 7.83%    + 5.69%     + 5.90%

Average Annual Total Return
  Including Sales Charge         --     +3.62%    + 6.10%    + 4.66%     + 5.39%

                                               CLASS B
------------------------------------------------------
6 Months     1 Year    3 Years     5 Years    10 Years
------------------------------------------------------
  +8.41%     +8.09%    +22.87%     +27.57%     +66.80%

     --      +8.09%    + 7.11%     + 4.99%     + 5.25%

     --      +4.09%    + 6.23%     + 4.66%     + 5.25%

                                                                         CLASS C
--------------------------------------------------------------------------------
                            6 Months    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.41%    +8.09%    +22.87%    +27.56%     +67.36%

Average Annual Total Return
  Excluding Sales Charge         --     +8.09%    + 7.11%    + 4.99%     + 5.28%

Average Annual Total Return
  Including Sales Charge         --     +7.09%    + 7.11%    + 4.99%     + 5.28%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

For periods prior to their inception, Class B and C share performance includes the performance of the fund's original share class (Class A). Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B and C than those of A, performance shown is higher for B and C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years      Life*
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +9.29%     +9.57%    +28.63%    +38.19%    +82.71%

Average Annual Total Return
  Excluding Sales Charge         --      +9.57%    + 8.76%    + 6.68%    + 6.44%

Average Annual Total Return
  Including Sales Charge         --      +4.36%    + 7.01%    + 5.65%    + 5.90%

                                               CLASS B
------------------------------------------------------
  6 Months     1 Year    3 Years    5 Years      Life*
------------------------------------------------------
    +8.82%     +8.53%    +25.31%    +32.51%    +69.59%

       --      +8.53%    + 7.81%    + 5.79%    + 5.62%

       --      +4.53%    + 6.94%    + 5.47%    + 5.62%

* For the period from the commencement of the fund's investment operations, February 1, 1993, through September 30, 2002.

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.40%     +8.71%    +25.43%    +31.24%    +77.49%

Average Annual Total Return
  Excluding Sales Charge         --      +8.71%    + 7.85%    + 5.59%    + 5.91%

Average Annual Total Return
  Including Sales Charge         --      +3.55%    + 6.11%    + 4.56%    + 5.39%

                                              CLASS B
-----------------------------------------------------
 6 Months     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------
   +8.06%     +8.02%    +22.93%    +27.07%    +66.82%

      --      +8.02%    + 7.12%    + 4.91%    + 5.25%

      --      +4.02%    + 6.25%    + 4.58%    + 5.25%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) TENNESSEE MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.31%     +8.41%    +24.84%    +31.57%    +78.58%

Average Annual Total Return
  Excluding Sales Charge         --      +8.41%    + 7.68%    + 5.64%    + 5.97%

Average Annual Total Return
  Including Sales Charge         --      +3.26%    + 5.94%    + 4.62%    + 5.46%

                                              CLASS B
-----------------------------------------------------
 6 Months     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------
   +7.97%     +7.71%    +22.45%    +27.41%    +67.81%

      --      +7.71%    + 6.98%    + 4.96%    + 5.31%

      --      +3.71%    + 6.10%    + 4.63%    + 5.31%

NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) VIRGINIA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +8.11%     +8.28%    +23.90%    +30.51%    +73.36%

Average Annual Total Return
  Excluding Sales Charge         --      +8.28%    + 7.41%    + 5.47%    + 5.66%

Average Annual Total Return
  Including Sales Charge         --      +3.13%    + 5.68%    + 4.45%    + 5.14%

                                              CLASS B
-----------------------------------------------------
 6 Months     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------
   +7.86%     +7.68%    +21.54%    +26.38%    +63.09%

      --      +7.68%    + 6.72%    + 4.79%    + 5.01%

      --      +3.68%    + 5.83%    + 4.46%    + 5.01%

                                                                         CLASS C
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +7.86%     +7.58%    +21.41%    +26.36%    +63.55%

Average Annual Total Return
  Excluding Sales Charge         --      +7.58%    + 6.68%    + 4.79%    + 5.04%

Average Annual Total Return
  Including Sales Charge         --      +6.58%    + 6.68%    + 4.79%    + 5.04%


NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

For periods prior to their inception, Class B and C share performance includes the performance of the fund's original share class (Class A). Class B and C performance has been adjusted to reflect the CDSC applicable to B and C. Performance for these classes has not been adjusted to reflect the differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B and C than those of A, performance shown is higher for B and C than it would have been had these share classes been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 2002

                                                                         CLASS A
--------------------------------------------------------------------------------
                            6 Months     1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
Cumulative Total Return
  Excluding Sales Charge      +7.94%     +8.29%    +24.79%    +30.71%    +77.50%

Average Annual Total Return
  Excluding Sales Charge         --      +8.29%    + 7.66%    + 5.50%    + 5.91%

Average Annual Total Return
  Including Sales Charge         --      +3.15%    + 5.93%    + 4.48%    + 5.39%


                                              CLASS B
-----------------------------------------------------
 6 Months     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------
   +7.60%     +7.50%    +22.28%    +26.56%    +66.82%

      --      +7.50%    + 6.94%    + 4.82%    + 5.25%

      --      +3.50%    + 6.05%    + 4.49%    + 5.25%


NOTES TO PERFORMANCE SUMMARY

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For periods prior to its inception, Class B share performance includes the performance of the fund's original share class (Class A). Class B performance has been adjusted to reflect the CDSC applicable to B. Performance for this class has not been adjusted to reflect differences in class-specific operating expenses (e.g., Rule 12b-1 fees). Because these expenses are higher for B than those of A, performance shown is higher for B than it would have been had this share class been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in lower rated securities may provide greater returns but may have greater-than-average risk. As nondiversified portfolios, the portfolios invest in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolios' net asset values. Investments in the portfolios are not a complete investment program. A small portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

By concentrating in single states rather than diversifying among several, the portfolios are more susceptible to adverse economic, political or regulatory developments affecting those states than portfolios that invest more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

PORTFOLIO OF INVESTMENTS (UNAUDITED) -- SEPTEMBER 20, 2002

MFS MISSISSIPPI MUNICIPAL BOND FUND

MUNICIPAL BONDS -- 97.3%

----------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT
ISSUER                                             (000 OMITTED)       VALUE
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE -- 9.9%
 Hinds County, MS, MBIA, 6.25s, 2010                    $1,660  $  1,975,085
 Hinds County, MS, MBIA, 6.25s, 2011                     1,285     1,552,434
 Puerto Rico Commonwealth, FGIC, 5.5s, 2013              3,000     3,586,050
 Rankin County, MS, School District, MBIA,
  5.5s, 2014                                             1,090     1,269,894
 State of Mississippi, "A", 5.1s, 2011                     430       489,232
 State of Mississippi, Refunding "A", 5.375s, 2011         800       927,912
                                                                ------------
                                                                $  9,800,607
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 15.4%
 Puerto Rico Commonwealth, Refunding
  Public Improvement "A", XL Capital,
  5.5s, 2017                                            $  800     $ 944,416
 Puerto Rico Commonwealth, ROLs, 9.29s, 2016+            3,110     4,321,905
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2017 + ++ ++                         750       939,705
 Puerto Rico Public Finance Corp., MBIA,
  5s, 2021                                               1,500     1,579,005
 State of Mississippi, 5s, 2008                          1,000     1,123,870
 State of Mississippi, 6.75s, 2014                       1,800     1,996,092
 State of Mississippi, 6s, 2018                          1,000     1,193,520
 State of Mississppi, Capital Improvement,
  5.5s, 2015                                               750       875,985
 State of Mississppi, Capital Improvement,
  5.25s, 2017                                            2,000     2,194,620
                                                                ------------
                                                                $ 15,169,118
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 3.9%
 Biloxi, MS, Public School District, MBIA,
  5s, 2021                                              $1,000  $  1,033,720
 Jackson, MS, Public School District,
  AMBAC, 5.75s, 2017                                     1,000     1,144,720
 Madison County, MS, Public School District,
  MBIA, 5.875s, 2016                                     1,500     1,712,115
                                                                ------------
                                                                $  3,890,555
----------------------------------------------------------------------------
HEALTH -- HOSPITALS -- 16.6%
Alcorn County, MS, Corinth Hospital Rev.
  (Magnolia Regional Health Center),
  AMBAC, 5.75s, 2013                                    $1,000  $  1,102,880
 Corinth & Alcorn County, MS, Hospital
  Rev. (Magnolia Regional Health Center),
  5.5s, 2021                                               670       633,559
 Gulfport, MS, Hospital Facilities Rev.
  (Memorial Hospital), MBIA, 6.125s, 2015                2,250     2,439,472
 Gulfport, MS, Hospital Facilities Rev.
  (Memorial Hospital), MBIA, 6.2s, 2018                  1,000     1,086,210
 Gulfport, MS, Hospital Facilities Rev.
  (Memorial Hospital), 5.75s, 2031                       1,000     1,037,800
 Hinds County, MS, Rev. (Methodist Hospital &
  Rehabilitation Center), AMBAC, 5.6s, 2012              2,335     2,709,557
 Jones County, MS, Hospital Rev. (South
  Central Regional Medical Center), 5.5s, 2017           1,000       999,200
 Mississippi Development Bank, Special
  Obligation (Adams County Hospital),
  FSA, 5.75s, 2016                                       1,000     1,094,420
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6.5s, 2010             1,190     1,329,777
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6s, 2013                 750       828,990
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Forrest County General
  Hospital), FSA, 5.625s, 2020                          $1,000  $  1,101,270
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Rush Medical Foundation),
  Connie Lee, 6.7s, 2018                                 2,000     2,044,880
                                                                ------------
                                                                $ 16,408,015
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 3.8%
 Jackson State University Educational
  Building Corp., Student Recreation
  Center, 5.125s, 2027                                  $  750     $ 775,733
 Jones County, MS, Solid Waste Disposal
  Rev. (International Paper Co.), 5.8s, 2021               500       503,320
 Lowndes County, MS, Solid Waste Disposal
  & Pollution Control Rev. (Weyerhauser Co.),
  6.8s, 2022                                             1,250     1,426,687
 Warren County, MS, Pollution Control Rev.
  (International Paper), 6.6s, 2019                      1,000     1,041,550
                                                                ------------
                                                                $  3,747,290
----------------------------------------------------------------------------
MISCELLANEOUS REVENUE -- ENTERTAINMENT & Tourism -- 1.3%
 Mississippi Development Bank Rev.
  (Diamond Lakes Utilities), 6.25s, 2017                $1,250  $  1,269,813
----------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 4.0%
 Gulfport, MS, Community Development
  Urban Renewal Rev. (Oakview Apartments),
  FNMA, 7.4s, 2025                                      $1,755  $  1,828,798
 Jackson, MS, Elderly Housing Corp.,
  Mortgage Rev. (Delhaven Manor), OCO,
  FHA, 7.375s, 2024                                      1,880     1,904,252
 Ridgeland, MS, Urban Renewal, Multifamily
  Housing Rev. (Northbrook I & III Apartments),
  6.15s, 2019*                                             300       210,000
                                                                ------------
                                                                $  3,943,050
----------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 0.9%
 Mississippi Development Bank Special
  Obligation (Tupelo Fairgrounds), AMBAC,
  5s, 2017                                              $  785  $    835,452
----------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 8.4%
 Mississippi Home Corp. Rev., 0s, 2013 ++ ++ ++         $4,920  $  3,197,311
 Mississippi Home Corp. Rev., GNMA,
  6.5s, 2024                                             2,040     2,104,423
 Mississippi Home Corp. Rev., GNMA,
  6.625s, 2027                                           1,140     1,191,870
Mississippi Home Corp. Rev., GNMA\FNMA,
7.55s, 2027                                                769       827,782
 Mississippi Home Corp. Rev., GNMA\FNMA,
  6.3s, 2031                                               500       538,520
 Mississippi Home Corp. Rev., GNMA\FNMA,
  6.95s, 2031                                              990     1,114,631
 Mississippi Home Corp. Rev., GNMA\FNMA,
  6.375s, 2032                                             725       808,941
 Mississippi Home Corp. Rev., GNMA\FNMA,
  6.5s, 2032                                               495       546,173
 Mississippi Home Corp. Rev., Amt Mortgage
   "B" 2, 3.375s, 2033                                    1,000    1,128,550
                                                                ------------
                                                                $ 11,458.201
----------------------------------------------------------------------------
SOLID WASTE REVENUE -- 0.4%
 Mississippi Business Finance Corp., Solid
  Waster Disposal Rev., (Waste
  Management, Inc.), 4.65s, 2027                        $  400  $    404,340
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 10.1%
 Hinds Community College, MS, Conference
  and Training Center, 6.5s, 2014                       $1,320  $  1,442,549
 Lamar County, MS, MBIA, 5.1s, 2021                        430       449,655
 Mississippi Development Bank (Natchez
  Mississippi Convention Center), AMBAC,
  6s, 2021                                                 750       881,715
 Mississippi Development Bank Special
  Obligation (Horn Lake Recreation Facilities
  Project), AMBAC, 4.875s, 2018                            495       520,329
 Mississippi Development Bank Special
  Obligation, Refunding Correctional Facility
  Project "A", 5.125s, 2025                              1,000     1,052,390
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2013 + ++ ++                              500       679,980
 Southhaven, MS, Mississippi Development
  Bank Special Obligation (Recreation
  Facilities), 5.875s, 2014                                375       417,296
 Southhaven, MS, Mississippi Development
  Bank Special Obligation (Recreation
  Facilities), 6.2s, 2020                                  400       435,128
 State of Mississippi, Certificates of
  Participation (Rehabilitation Services),
  6.1s, 2014                                             2,000     2,020,680
 Walnut, MS, Correctional Authority,
  AMBAC, 6s, 2019                                        1,750     2,037,700
                                                                ------------
                                                                $  9,937,422
----------------------------------------------------------------------------
TOBACCO -- 0.4%
 Guam Economic Development Authority,
  5.5s, 2041                                            $  350     $ 354,116
----------------------------------------------------------------------------
TURNPIKE REVENUE -- 1.3%
 Mississippi Development Bank Rev.,
  AMBAC, 5.1s, 2019                                     $1,175    $1,255,253
----------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 5.7%
 Mississippi University, Educational Building
  Corp. (Athletic Facilities), 6.2s, 2016              $ 1,000  $  1,085,750
 Mississippi University Educational Building
  Corp. (Performing Arts Center), AMBAC,
  5.25s, 2018                                            1,000     1,065,960
 Mississippi University Educational Building
  Corp., AMBAC, 5.5s, 2016                               1,000     1,127,580
 Mississippi University Educational Building
  Corp., AMBAC, 5s, 2021                                   250       258,328
 Mississippi University Educational Building
  Corp. Rev. (University Mississippi Medical
  Center), AMBAC, 5.5s, 2023                             1,000     1,110,930
 Mississippi Valley State University, MBIA,
  5.5s, 2021                                               890       968,035
                                                                ------------
                                                                $  5,616,583
----------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 2.4%
Warren County, MS, Pollution Control Rev.
  (Mississippi Power & Light), 7s, 2022                 $1,000  $  1,044,080
 Washington County, MS, Pollution Control
  Rev. (Mississippi Power & Light), 7s, 2022             1,230     1,284,218
                                                                ------------
                                                                $  2,328,298
----------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 1.4%
 Guam Power Authority Rev., RITES, AMBAC,
  8.636s, 2013 + ++ ++                                   $1,000  $  1,243,220
 Puerto Rico Electric Power Authority,
  Power Rev., FSA, 5.25s, 2015                              80        88,726
                                                                ------------
                                                                $  1,331,946
----------------------------------------------------------------------------
UTILITIES -- ELECTRIC -- 1.1%
 Mississippi Development Bank Special
  Obligation, 5.2s, 2016                                $1,010  $  1,093,487
----------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 7.1%
 Gulfport, MS, Water & Sewer Rev., FSA,
  5.625s, 2024                                          $  500  $    551,475
 Jackson, MS, Water & Sewer Systems Rev.,
  FGIC, 5.25s, 2017                                        420       449,576
 Meridian, MS, Water & Sewer Rev.,
  AMBAC, 6.2s, 2012                                        650       707,805
 Meridian, MS, Water & Sewer Rev.,
  AMBAC, 6.2s, 2013                                        400       435,572
 Mississippi Development Bank Special
  Obligation, Comb Water Sewer & Solid
  Waste, 5.05s, 2027                                     1,610     1,677,539
 Mississippi Development Bank Special
  Obligation, Gulfport Water & Sewer
  Project "A", 5.25s, 2027                               2,000     2,088,920
 Mississippi Development Bank Special
  Obligation, Wastewater & Solid Waste
  Management "A", 5.375s, 2017                           1,000     1,117,680
                                                                $  7,028,567
                                                                ------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $88,289,702)            $ 95,872,113
----------------------------------------------------------------------------
FLOATING RATE DEMAND NOTE -- 1.4%
----------------------------------------------------------------------------
 JACKSON COUNTY, MS, POLLUTION CONTROL REV.
  (CHEVRON USA, INC.), DUE 10/01/02                     $1,390  $  1,390,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $89,679,702)                $ 97,262,113

OTHER ASSETS, LESS LIABILITIES -- 1.3%                             1,286,257
----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $ 98,548,370
----------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS NEW YORK MUNICIPAL BOND FUND
MUNICIPAL BONDS -- 97.3%

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
AIRPORT AND PORT REVENUE -- 1.6%
 Port Authority NY & NJ, Special Obligation
  Rev., MBIA, 5.5s, 2018                                $1,500  $  1,617,030
 Port Authority NY & NJ, Special Obligation
  Rev. (JFK International), MBIA, 6.25s, 2015            1,000     1,215,690
                                                                ------------
                                                                $  2,832,720
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE - 10.8%
 Commonwealth of Puerto Rico, FGIC, 5.5s,
  2013                                                  $1,000  $  1,195,350
 Huntington, NY, FGIC, 5.5s, 2013                        1,000     1,037,700
 New York, NY, 7.2s, 2004 ++ ++ ++                       1,000     1,116,220
 New York, NY, 7.3s, 2004 ++ ++ ++                         880       984,755
 New York, NY, 7.3s, 2004 ++ ++ ++                       5,000     5,590,250
 New York, NY, 7.375s, 2004 ++ ++ ++                     1,600     1,792,672
 New York, NY, 5.375s, 2017                              1,250     1,344,100
 New York, NY, 6s, 2019                                  1,000     1,111,220
 New York, NY, FGIC, 5.5s, 2026                          2,100     2,195,949
 Niagara Falls, NY, FGIC, 5.5s, 2008                     1,025     1,071,105
 State of New York, AMBAC, 6s, 2004                      1,000     1,097,410
 State of New York, 5.7s, 2005 ++ ++ ++                  1,000     1,108,500
                                                                ------------
                                                                $ 19,645,231
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 1.7%
 Commonwealth of Puerto Rico, ROLs,
  XLCA, 9.14s, 2017  + ++ ++                             $1,350 $  1,837,404
 Erie County, NY, Public Improvement,
  FGIC, 5s, 2016                                         1,000     1,088,420
 Erie County, NY, Public Improvement,
  FGIC, 5s, 2019                                           140       148,142
                                                                ------------
                                                                $  3,073,966
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 6.8%
 East Bloomfield, NY, Central School District,
  FGIC, 5s, 2015                                        $  720  $    791,064
 Genesee Valley, NY, Central School District
  (Angelica Belmont), FGIC, 5.25s, 2028                  1,720     1,832,196
 North Babylon, NY, Union Free School
  District, FGIC, 5.5s, 2018                             2,415     2,675,385
 Panama, NY, Central School District,
  FGIC, 5s, 2017                                           540       582,358
 Panama, NY, Central School District,
  FGIC, 5s, 2018                                           570       609,968
 Port Byron, NY, Central School District,
  AMBAC, 7.4s, 2012                                        500       662,930
 Port Byron, NY, Central School District,
  AMBAC, 7.4s, 2013                                        500       669,470
 Port Byron, NY, Central School District,
  AMBAC, 7.4s, 2014                                        500       677,735
 Port Byron, NY, Central School District,
  AMBAC, 7.4s, 2015                                        500       686,690
 Red Hook, NY, Central School District,
  FSA, 5.125s, 2018                                        685       748,438
 Rome, NY, City School District, FSA, 5.5s,
  2019                                                   1,000     1,093,750
 Washingtonville, NY, Central School District,
  FGIC, 7.35s, 2008                                        550       682,242
 Washingtonville, NY, Central School District,
  FGIC, 7.35s, 2009                                        550       694,661
                                                                ------------
                                                                $ 12,406,887
----------------------------------------------------------------------------
HEALTH/HOSPITALS -- 7.5%
 Albany, NY, Industrial Development Agency,
  Civic Facility Rev., 8.25s, 2004                       $ 615  $    622,589

 Chautauqua County, NY, Industrial
  Development Agency, Civic Facility Rev.
  (Woman's Christian Assn.), 6.35s, 2017                $  200  $    199,894
 Chautauqua County, NY, Industrial
  Development Agency, Civic Facility Rev.
  (Woman's Christian Assn.), 6.4s, 2029                    500       493,625
 Fulton County, NY, Industrial Development
  Agency, Civic Facility Rev. (Nathan Littauer
  Hospital), 5.75s, 2009                                   750       734,438
 Nassau, NY, Health Systems Rev.
  (Nassua County), FSA, 6s, 2014                         1,000     1,176,520
 Nassau, NY, Industrial Development Agency,
  Civic Facility Rev. (North Shore Health
  Systems), 5.625s, 2010                                   500       505,035
 New York City, NY, Health & Hospital Corp.
  Rev., FSA, 5.5s, 2015                                  1,000     1,133,320
 New York City, NY, Health & Hospital Corp.
  Rev., 5.25s, 2017                                        760       790,560
 New York City, NY, Industrial Development
  Agency, Civic Facility Rev. (Staten Island
  University Hospital), 6.375s, 2031                       500       508,310
 New York Dormitory Authority Rev.
  (Montefiore Medical Center), AMBAC,
  5.25s, 2019                                            1,000     1,071,070
 New York Dormitory Authority Rev.
  (St. Vincent's Hospital), FHA, 7.375s, 2011            1,615     1,644,312
 New York Medical Care Facilities Finance
  Agency Rev., Mental Health Services
  (Huntington Hospital Mortgage), 6.5s,
  2004 ++ ++ ++                                          1,250     1,400,225
 New York Medical Care Facilities Finance
  Agency Rev. (Montefiore Medical Center),
  AMBAC, 6.5s, 2005 ++ ++ ++                             1,550     1,756,692
 Suffolk County, NY, Civic Facility Rev.
  (Huntington Hospital Project), 5.875s, 2032            1,000     1,030,070
 Yonkers, NY, Industrial Development Agency,
  Civic Facility Rev. (St. John's Riverside
  Hospital), 7.125s, 2031                                  500       506,205
                                                                ------------
                                                                $ 13,572,865
----------------------------------------------------------------------------
HUMAN SERVICES -- 0.1%
 Nassau County, NY, Industrial Development
  Agency, Civic Facility Rev. (Special Needs
  Facility), 6.5s, 2017                                 $  205  $    208,739
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 1.2%
 Allegany County, NY, Industrial Development
  Agency, Solid Waste Rev. (Atlantic Richfield),
  6.625s, 2016 #                                        $1,000  $  1,024,070
 Onondaga County, NY, Industrial Development
  Agency, Sewer Facilities Rev.
  (Bristol-Meyers Squibb Co.), 5.75s, 2024               1,000     1,150,050
                                                                ------------
                                                                  $2,174,120
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 2.0%
 Essex County, NY, Industrial Development
  Agency, Pollution Control Rev. (International
  Paper Corp.), 5.55s, 2014                             $  750  $    801,225
 Essex County, NY, Industrial Development
  Agency, Pollution Control Rev. (International
  Paper Corp.), 6.15s, 2021                              1,000     1,027,650
 Essex County, NY, Industrial Development
  Agency, Pollution Control Rev. (International
  Paper Corp.), 6.45s, 2023                                700       746,795

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
 New York Dormitory Authority Rev., School
  Districts Fund, MBIA, 5s, 2031                        $1,000  $  1,028,890
                                                                ------------
                                                                $  3,604,560
----------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 1.4%
 New York City, NY, Housing Development
  Corp., Multi-Family Housing Rev., 5.6s, 2019          $  400  $    423,672
 New York City, NY, Housing Development
  Corp., Multi-Family Housing Rev., 5.5s, 2034           2,000     2,064,520
                                                                ------------
                                                                $  2,488,192
----------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 2.3%
Nassau, NY, Interm Finance Authority Rev.,
  AMBAC, 5.375s, 2016                                   $  405  $    454,900
 New York City, NY, Transitional Finance
  Authority Rev., 5.75s, 2008 ++ ++ ++                   2,730     3,242,967
 Schenectady, NY, Metroplex Devopment
  Authority Rev., MBIA, 5.375s, 2021                       475       518,230
                                                                ------------
                                                                $  4,216,097
----------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 3.7%
 New York Mortgage Agency Rev., 4.6s, 2015              $2,865  $  2,956,594
 New York Mortgage Agency Rev., 5.85s, 2018              1,990     2,105,261
 New York Mortgage Agency Rev., 5.8s, 2020               1,555     1,640,898
                                                                ------------
                                                                $  6,702,753
----------------------------------------------------------------------------
SOLID WASTE REVENUE -- 1.1%
 New York Environmental Facilities Corp.,
  Solid Waste Disposal Rev. (Variable Waste
  Management Project), 4s, 2012                         $  950  $    954,455
 Niagara County, NY, Solid Waste Disposal
  Rev., 5.625s, 2024                                       850       909,849
 Oneida Herkimer, NY, Solid Waste
  Management Systems Rev., 6.75s, 2014                      60        61,898
 Rockland County, NY, Solid Waste
  Management Systems Rev., 4.8s, 2005                       20        21,476
                                                                ------------
                                                                $  1,947,678
----------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 19.6%
 Metropolitan Transportation Authority,
  NY, Service Contract, 7.375s, 2008                    $2,000  $  2,328,980
 Metropolitan Transportation Authority,
  NY, Service Contract, FGIC, 5.875s, 2010 ++ ++ ++      2,000     2,393,740
 Metropolitan Transportation Authority, NY,
  Service Contract, AMBAC, 5.75s, 2013                     825       973,450
 New York Dormitory Authority Rev., Mental
  Health Services Facilities Improvement,
  MBIA, 5.75s, 2020                                          5         5,622
 New York Dormitory Authority Rev., Mental
  Health Services Facilities Improvement,
  FSA, 5.25s, 2030                                       1,000     1,043,880
New York Dormitory Authority Rev., Mental
Health Services Facilities Improvement,
MBIA, 5.25s, 2031                                        2,000     2,091,160
 New York Dormitory Authority Rev. (City
  University), FSA, 5.75s, 2013                          3,000     3,581,370
 New York Dormitory Authority Rev. (City
  University), 5.625s, 2016                              2,450     2,884,532
 New York Dormitory Authority Rev. (City
  University), AMBAC, 5.75s, 2018                          800       957,168
 New York Dormitory Authority Rev. (Judicial
 Institute at Pace), AMBAC, 5.5s, 2020                   2,500     2,748,700
 New York Dormitory Authority Rev. (Pace
  University), MBIA, 6s, 2019                            1,700     1,986,790
 New York Dormitory Authority Rev. (Schools
  Program), 6.25s, 2020                                  1,215     1,431,319
 New York Dormitory Authority Rev. (Service
  Contract Child Care Facilities), 5s, 2009             $  600   $   665,844
 New York Dormitory Authority Rev. (State
  University), 5.375s, 2010 ++ ++ ++                     1,500     1,760,715
 New York Dormitory Authority Rev. (State
  University), 5.875s, 2017                              1,130     1,359,367
 New York Dormitory Authority Rev. (Upstate
  Community College), FSA, 6s, 2018                      1,010     1,184,134
 New York Medical Care Facilities Financing
  Agency Rev., 6.375s, 2014 ++ ++ ++                        15        16,677
 New York Medical Care Facilities Financing
  Agency Rev., MBIA, 6s, 2025                               20        21,718
 New York Municipal Bond Bank Special
  Program Rev., AMBAC, 5.25s, 2015                         715       795,209
 New York Urban Development Corp. Rev.
  (Correctional Facilities), AMBAC, 0s, 2009             5,000     4,119,900
 New York Urban Development Corp. Rev.
  (State Facilities), AMBAC, 5.6s, 2015                  2,750     3,256,413
                                                                ------------
                                                                $ 35,606,688
----------------------------------------------------------------------------
TOBACCO -- 0.7%
 Guam Economic Development Authority,
  5.5s, 2041                                            $  400  $    404,704
 New York County Tobacco Trust, 5.625s,
  2035                                                     800       804,800
                                                                ------------
                                                                $  1,209,504
----------------------------------------------------------------------------
TURNPIKE REVENUE -- 15.3%
 Commonwealth of Puerto Rico, Highway &
  Transportation Authority Rev., 6.25s, 2013            $1,000  $  1,234,090
 Metropolitan Transportation Authority, NY,
  Dedicated Tax Fund Rev., FGIC, 5.25s, 2014               500       557,255
 Metropolitan Transportation Authority, NY,
  Dedicated Tax Fund Rev., 5.5s, 2017                      750       887,827
 Metropolitan Transportation Authority, NY,
  Dedicated Tax Fund Rev., AMBAC, 5.25s,
  2020                                                   1,335     1,397,812
 New York Metro Transportion Authority,
  Commuter Facilities Rev., FGIC, 5.25s,
  2011 ++ ++ ++                                          1,000     1,161,860
 New York Thruway Authority, General Rev.,
  Highway & Bridges, MBIA, 5.75s, 2009 ++ ++ ++          1,000     1,182,410
 New York Thruway Authority, General Rev.,
  Highway & Bridges, 5.25s, 2015                         1,500     1,632,315
 New York Thruway Authority, General Rev.,
  Highway & Bridges, FGIC, 5.4s, 2017                    2,000     2,205,800
 New York Thruway Authority, General Rev.,
  Highway & Bridges, 5s, 2018                            1,000     1,053,150
 New York Thruway Authority, General Rev.,
  Highway & Bridges, AMBAC, 5.375s, 2018                 2,000     2,195,740
 New York Thruway Authority, General Rev.,
  Highway & Bridges, FSA, 5.8s, 2018                        20        22,953
 Niagara Falls, NY, Bridge Commission Toll
  Rev., RITES, FGIC, 8.606s, 2015  + ++ ++                3,500    4,579,050
 Puerto Rico Highway & Transportation
  Authority Rev., 5s, 2036                               1,700     1,762,951
 Triborough Bridge & Tunnel Authority Rev.,
  NY, 6s, 2012                                           1,000     1,194,570
 Triborough Bridge & Tunnel Authority Rev.,
  NY, RITES, 9.087s, 2017  + ++ ++                       5,000     6,719,300
                                                                ------------
                                                                $ 27,787,083
----------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 4.6%
 Amherst, NY, Industrial Development
  Agency Rev. (Daemen College), 6s, 2021                $1,000  $  1,088,640

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
 Cattaraugus County, NY, Industrial
  Development Agency Rev. (Jamestown
  Community College), 6.4s, 2019                         $ 500  $    556,115
 Hempstead Town, NY, Civic Facility Rev.
  (Hofstra University), MBIA, 5.8s, 2015                 1,500     1,688,160
 Islip, NY, Community Development Agency
  Rev. (New York Institute of Technology),
  7.5s, 2006 ++ ++ ++                                    2,000     2,398,280
 New York Dormitory Authority Rev. (Fordham
  University), AMBAC, 7.2s, 2015                            40        40,322
 New York Dormitory Authority Rev. (St. John's
  University), MBIA, 5s, 2017                              300       321,366
 Onondaga County, NY, Industrial Development
  Agency Rev. (Le Moyne College), 5.625s, 2021             750       800,797
 Tompkins County, NY, Industrial Development
  Agency Rev. (Cornell University), 5.625s,
  2010 ++ ++ ++                                          1,000     1,185,810
 Utica, NY, Industrial Development Agency
  Rev. (Utica College), 5.3s, 2008                         310       324,189
                                                                ------------
                                                                $  8,403,679
----------------------------------------------------------------------------
UNIVERSITIES -- DORMATORIES -- 1.7%
 New York Dormitory Authority Rev., FGIC,
  5.25s, 2029                                           $1,825  $  2,070,353
 New York Dormitory Authority Rev. (New York
  University), AMBAC, 5s, 2031                           1,000     1,025,760
                                                                ------------
                                                                $  3,096,113
----------------------------------------------------------------------------
UTILITIES -- COGENERATION -- 0.6%
 Port Authority NY & NJ, Special Obligation,
  6.75s, 2011                                           $1,000  $  1,065,950
----------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 1.5%
 New York Energy Research & Development,
  6.1s, 2020                                            $2,400  $  2,555,808
 New York Energy Research & Development
  (Niagara Mohawk Power Co.), FGIC, 6.625s,
  2013                                                     250       253,933
                                                                $  2,809,741
----------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 2.5%
 Guam Power Authority Rev., RITES, AMBAC,
  8.636s, 2014  + ++ ++                                 $  500   $   610,390
 New York Energy Research & Development
  Authority (Electric Facilities Rev.), 7.15s, 2022        805       826,349
 New York Power Authority Rev., 5.25s, 2040              3,000     3,124,860
                                                                 $ 4,561,599
----------------------------------------------------------------------------
UTILITIES -- OTHER -- 0.1%
 Virgin Islands Water & Power Authority Rev.,
  5.5s, 2017                                            $  200   $   210,552
----------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 10.5%

Erie County, NY, Water Authority Rev.,
  AMBAC, 6.75s, 2014                                    $1,000   $ 1,270,010
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., 6s, 2010                         620       737,304
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., MBIA, 5.5s, 2027               1,250     1,329,500
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., FGIC, 5.25s, 2033              4,000     4,191,120
 New York Environmental Facilities, Clean
  Water & Drinking Rev., 5s, 2024                        1,000     1,038,150
 New York Environmental Facilities, Clean
  Water & Drinking Rev. (Municipal Water
  Project), 5s, 2031                                     1,005     1,037,230
 New York Environmental Facilities, Pollution
  Control Rev., 5.75s, 2010                                945   $ 1,120,307
 New York Environmental Facilities, Pollution
  Control Rev., 5.75s, 2010 ++ ++ ++                     1,290     1,517,027
 New York Environmental Facilities, Pollution
  Control Rev., 6.875s, 2010                               220       224,469
 New York Environmental Facilities, Pollution
  Control Rev., 7.25s, 2010                                 70        71,474
 New York Environmental Facilities, Water
  Facilities Rev., 8.85s, 2015                           2,500     2,608,700
 New York Environmental Facilities, Water
  Facilities Rev., 6s, 2031                              1,005     1,067,893
 New York Environmental Facilities, Water
  Facilities Rev. (Spring Valley Water Co.),
  AMBAC, 6.15s, 2024                                     1,500     1,636,920
 Puerto Rico Aqueduct & Sewer Authority
  Rev., FSA, 9s, 2005 ++ ++ ++                             205       237,785
 Suffolk County, NY, Water Authority Rev.,
  MBIA, 5.1s, 2012                                         895     1,017,454
                                                                ------------
                                                                $ 19,105,343
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $157,189,075)           $176,730,060
----------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES -- 1.3%
----------------------------------------------------------------------------
 East Baton Rouge Parish, LA, Pollution
  Control Rev. (Exxon Corp.), due 10/02/02              $  100  $    100,000
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., due 10/02/02                     500       500,000
 New York, NY, Job Development Authority
  Rev., due 10/02/02                                     1,720     1,720,000
----------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST            $  2,320,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $159,509,075)               $179,050,060
----------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                             2,486,515
----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $181,536,575
----------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

MUNICIPAL BONDS -- 98.3%

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
AIRPORT AND PORT REVENUE -- 2.0%
 Charlotte, NC, Airport Authority Rev.,
  MBIA, 5.875s, 2019                                    $1,000  $  1,107,450
 Charlotte, NC, Airport Authority Rev.,
  MBIA, 5.875s, 2020                                     3,775     4,161,900
 Raleigh Durham, NC, Airport Authority
  Rev., FGIC, 5.25s, 2018                                2,700     2,936,196
                                                                ------------
                                                                $  8,205,546
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE -- 0.9%
 Charlotte, NC, 5.5s, 2016                              $3,100  $  3,531,520
----------------------------------------------------------------------------
General Obligations -- Improvement -- 4.0%
 Commonwealth of Puerto Rico, Public
  Improvement Series A, FGIC, 5.5s, 2015                $4,000  $  4,775,160
 Durham, NC, 5.9s, 2014                                  2,400     2,644,800
 Forsyth County, NC, Public Improvement
  Series B, 4.5s, 2011                                   1,700     1,858,355
 Mecklenburg County, NC, Public
  Improvement Series A, 5s, 2017                         1,000     1,092,040
 New Hanover County, NC, Public
  Improvement, 5.75s, 2017                               1,000     1,164,790
 New Hanover County, NC, Public
  Improvement, 5.8s, 2019                                4,200     4,890,564
                                                                ------------
                                                                $ 16,425,709
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 4.1%
 Brunswick County, NC, FGIC, 5s, 2020                   $2,800  $  2,982,980
 Cumberland County, NC, 5.8s, 2019                       4,400     5,077,292
 Johnston County, NC, FGIC, 5.6s, 2018                   2,000     2,256,920
 New Hanover County, NC, Public
  Improvement, 5s, 2021                                  1,435     1,504,899
 New Hanover County, NC, School
  Improvement, 5s, 2019                                  1,255     1,345,987
 University of North Carolina, Greensboro
  Rev., Refunding General Series B,
  FSA, 5.375s, 2016                                      1,085     1,223,023
 University of North Carolina, Greensboro
  Rev., Refunding General Series B,
  FSA, 5.375s, 2017                                        325       363,818
 Wake County, NC, Public Improvement,
  4.5s, 2010                                             2,000     2,178,820
                                                                ------------
                                                                $ 16,933,739
----------------------------------------------------------------------------
HEALTH CARE REVENUE -- LONG TERM CARE -- 0.5%
 Mocksville, NC, Housing Foundation
  Rev., 7.25s, 2029                                     $  990  $    919,601
 North Carolina Medical Care Commission,
  Health Care Facilities Rev. (First Mortgage
  Arbor Acres Community), 6.375s, 2032                   1,000     1,023,820
                                                                ------------
                                                                $  1,943,421
----------------------------------------------------------------------------
HEALTH/HOSPITALS -- 19.1%
Catawba County, NC, Hospital Rev.
  (Catawba Memorial Hospital),
  AMBAC, 5s, 2017                                       $1,200  $  1,274,892
 Charlotte-Mecklenberg, NC, Healthcare
  Systems Rev. Series A
  (Carolinas Healthcare), 5.75s, 2021                    1,500     1,566,915
 Charlotte-Mecklenberg, NC, Healthcare
  Systems Rev. Series A
  (Carolinas Healthcare), 5.125s, 2022                   1,000     1,025,250
 Charlotte-Mecklenberg, NC, Healthcare
  Systems Rev. Series A
  (Carolinas Healthcare), 5s, 2031                       3,500     3,585,155
 Cumberland County, NC, Hospital Facilities
  Rev. (Cumberland County Hospital),
  MBIA, 0s, 2009                                         1,800     1,427,472
 New Hanover County, NC, Hospital Rev.
  (New Hanover Regional Medical Center),
  MBIA, 5s, 2019                                         6,225     6,535,814
 North Carolina Medical Care Commission,
  Health Care Facilities Rev.
  (Wakefield Medical), AMBAC, 5s, 2021                   3,500     3,652,425
 North Carolina Medical Care Commission,
  Hospital Rev. (Duke University), 5.25s, 2021           5,975     6,087,987
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2015         5,790     6,074,231
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2019         7,500     7,719,450
 North Carolina Medical Care Commission,
  Hospital Rev. (Mission-St. Joseph
  Health Systems), 5.25s, 2015                           2,210     2,377,319
 North Carolina Medical Care Commission,
  Hospital Rev. (Mission-St. Joseph
  Health Systems), MBIA, 5.1s, 2018                      1,500     1,582,005
 North Carolina Medical Care Commission,
  Hospital Rev. (Mission-St. Joseph
  Health Systems), 5.5s, 2021                            2,825     3,001,167
 North Carolina Medical Care Commission,
  Hospital Rev. (Novant Health), MBIA, 5s, 2018          1,975     2,095,712
 North Carolina Medical Care Commission,
  Hospital Rev. (Pitt County Memorial
  Hospital), 5s, 2018                                    3,000     3,062,940
 North Carolina Medical Care Commission,
  Hospital Rev. (Rex Healthcare),
  AMBAC, 5s, 2017                                        5,000     5,318,500
 North Carolina Medical Care Commission,
  Hospital Rev. (Southeastern Regional
  Medical Center), 5.375s, 2032                          3,330     3,404,293
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2013                                        1,000       649,230
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2015                                        1,140       664,791
 Pitt County, NC, Hospital Rev.
  (Memorial Hospital), 5.25s, 2021                      10,135    10,667,392
 Surry County, NC, Health Care Facilities Rev.
  (Northern Hospital District),
  ASST GTY, 5.5s, 2019                                   1,250     1,352,825
 Surry County, NC, Health Care Facilities
  Rev. (Northern Hospital District),
  ASST GTY, 5.1s, 2021                                   1,000     1,031,160
 University of North Carolina, Hospital
  Rev. (Chapel Hill University), 5.25s, 2019             4,800     4,895,664
                                                                ------------
                                                                $ 79,052,589
----------------------------------------------------------------------------
HUMAN SERVICES -- 0.6%
 Cumberland County, NC, Finance Corp.
  (Detention & Mental Health Center),
  AMBAC, 5.625s, 2019                                   $2,125  $  2,351,865
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 0.3%
 Wake County, NC, Industrial Facilities &
  Pollution Control Rev. (Mallinkcodt), 6.75s, 2012     $1,100  $  1,101,353
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 4.5%
 Columbus County, NC, Industrial Facilities &
  Pollution Control Rev. (International
  Paper Corp.), 5.8s, 2016                              $2,000  $  2,085,280
 Haywood County, NC, Industrial Facilities &
  Pollution Control Rev. (Champion
  International), 5.75s,                                 5,400     5,438,772
 Martin County, NC, Industrial Facilities &
  Pollution Control Rev. (Weyerhaeuser
  Co.), 7.25s, 2014                                      7,000     7,179,410
 Martin County, NC, Industrial Facilities &
  Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8s, 2024                                       3,500     3,653,020
 Surry County, NC, Industrial Facilities &
  Pollution Control Rev. (Weyerhaeuser
  Co.), 9.25s, 2002                                        300       302,307
                                                                ------------
                                                                $ 18,658,789
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- METALS -- 0.6%
 Mecklenburg County, NC, Industrial
  Facilities & Pollution Control Rev.
  (Precision Steel), 7.75s, 2014                        $2,600  $  2,618,096
----------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 3.6%
Durham County, NC, Multi-Housing Rev.
  (Alston Village Apartments),
  FNMA, 1s, 2034                                        $2,540  $  2,776,728
 North Carolina Housing Finance Agency
  Rev., FHA, 6.9s, 2024                                  4,880     4,993,850
 North Carolina Housing Finance Agency
  Rev., FHA, 6.05s, 2028                                 5,000     5,234,450
 Salisbury, NC, Housing Corp. Rev.
  (Yadkin Senior Citizens),
  FHA, 6.75s, 2022                                       1,830     1,832,690
                                                                ------------
                                                                $ 14,837,718
----------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 0.7%
 Virgin Islands Public Finance Authority
  Rev., ASST GTY, 5.5s, 2018                            $1,000  $  1,103,320
 Virgin Islands Public Finance Authority
  Rev., Rum Tax Rev., 5.5s, 2022                         1,650     1,676,730
                                                                ------------
                                                                $  2,780,050
----------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 5.4%
 North Carolina Housing Finance Agency
  Rev., FHA, 6.15s, 2017                                $1,945  $  2,059,774
 North Carolina Housing Finance Agency
  Rev., 6.7s, 2018                                       1,150     1,176,818
 North Carolina Housing Finance Agency
  Rev., 5.55s, 2019                                      3,980     4,147,598
 North Carolina Housing Finance Agency
  Rev., 6.15s, 2020                                        995     1,051,576
 North Carolina Housing Finance Agency
  Rev., 5.25s, 2020                                      1,500     1,528,545
 North Carolina Housing Finance Agency
  Rev., 4.25s, 2028                                      3,000     3,059,160
 North Carolina Housing Finance Agency
  Rev., AMBAC, 4.35s, 2028                               5,000     5,101,750
 North Carolina Housing Finance Agency
  Rev., 5.85s, 2028                                      3,975     4,131,694
                                                                ------------
                                                                 $22,256,915
----------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 15.6%
 Brunswick County, NC, FSA, 5.5s, 2020                  $1,000  $  1,101,430
 Cabarrus County, NC, Development Corp.,
  AMBAC, 5.3s, 2019                                      1,250     1,346,087
 Cabarrus County, NC, Installment Financing
  Contract, 5s, 2021                                    $5,500  $  5,763,395
 Carteret County, NC, AMBAC, 5.625s, 2020                1,010     1,124,221
 Cary, NC, Certificates of Participation, 5s, 2016       1,550     1,687,175
 Cary, NC, Certificates of Participation, 5s, 2018       1,550     1,660,298
 Charlotte, NC, Certificates of Participation
  (Convention Facilites), AMBAC, 0s, 2004                3,435     3,300,279
 Charlotte, NC, Certificates of Participation
  (Convention Facilites), AMBAC, 0s, 2005                4,810     4,492,780
 Charlotte, NC, Certificates of Participation
  (Convention Facilites), AMBAC, 0s, 2006                1,075       969,672
 Charlotte, NC, Certificates of Participation
  (Convention Facilites), AMBAC, 0s, 2008                3,000     2,491,890
 Charlotte, NC, Certificates of Participation
  (Convention Facilites), 5.5s, 2020                     3,000     3,302,040
 Charlotte, NC, Public Safety Facilities, 5.5s, 2020     3,000     3,287,640
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2011            425       306,247
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2013          1,000       648,550
 Forsyth County, NC, Public Facilities &
  Equipment Project, 5s, 2015                            1,100     1,207,118
 Franklin County, NC, Certificates of
  Participation (Jail and School),
  FGIC, 6.625s, 2014 ++ ++ ++                            2,000     2,208,960
 Harnett County, NC, Certificates of
  Participation, AMBAC, 6.2s, 2006                       1,000     1,104,590
 Harnett County, NC, Certificates of
  Participation, FSA, 5.25s, 2015                        1,020     1,164,187
 Harnett County, NC, Certificates of
  Participation, FSA, 5.5s, 2016                         1,225     1,391,233
 Iredell County, NC, Public Facilities,
  AMBAC, 5.5s, 2019                                      1,000     1,107,710
 New Hanover County, NC, Certificates of
  Participation (New Hanover County Projects),
  AMBAC, 5.25s, 2018                                     1,635     1,802,359
 Pitt County, NC, Public School Facilities
  Improvement, FSA, 5.75s, 2018                          1,390     1,595,650
 Pitt County, NC, Public School Facilities
  Improvement, FSA, 5.75s, 2019                          1,390     1,590,716
 Pitt County, NC, Public School Facilities
  Improvement, FSA, 5.5s, 2020                           1,250     1,374,700
 Puerto Rico Housing, Bank and Finance
  Agency, 7.5s, 2006                                     7,000     7,822,290
 Puerto Rico Public Finance Corp.,
  RITES, AMBAC, 8.915s, 2016   ++ ++ ++                  1,500     2,041,800
 Randolph County, NC, FSA, 5.6s, 2018                    3,000     3,334,590
 Rockingham, NC, Certificates of Participation,
  AMBAC, 5.125s, 2024                                      350       369,201
 Union County, NC, Certificates of Participation,
  AMBAC, 6.375s,                                         1,000     1,041,990
 Winston Salem, NC, Certificates of Participation,
  5s, 2016                                               1,050     1,137,927
 Winston-Salem, NC, Certificates of Participation,
  5s, 2018                                               2,575     2,762,486
                                                                ------------
                                                                $ 64,539,211
----------------------------------------------------------------------------
TURNPIKE REVENUE -- 3.5%
 Commonwealth of Puerto Rico, Highway &
  Transportation Authority Rev., FSA, 5.5s, 2011        $3,000  $  3,536,340
 Commonwealth of Puerto Rico, Highway &
  Transportation Authority Rev.,
  RITES, 8.441s, 2007  + ++ ++                           2,750     2,958,312

MUNICIPAL BONDS -- 95.7%

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
  Commonwealth of Puerto Rico,
  Highway & Transportation Authority
  Rev., RITES, FSA, 10.165s, 2018  + ++ ++              $5,425  $  8,145,746
                                                                ------------
                                                                $ 14,640,398
----------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 6.2%
 Appalachian State University, Parking
  Systems, FSA, 5.6s, 2020                              $2,285  $  2,542,862
 East Carolina University,
  AMBAC, 5.25s, 2021                                     1,375     1,480,504
 North Carolina Capital Facilities Finance,
  Duke University Project, Series A, 5.125s, 2041        4,915     5,049,720
 North Carolina Capital Facilities Finance,
  High Point University Project, 5.125s, 2018              510       540,983
 North Carolina Capital Facilities Finance,
  High Point University Project, 5.125s, 2021              300       313,470
 Puerto Rico Tourist Authority (University Plaza),
  MBIA, 5s, 2020                                         2,180     2,294,363
 University of North Carolina, University
  Rev., 0s, 2013                                         3,000     1,970,910
 University of North Carolina, University
  Rev., 0s, 2015                                         4,415     2,607,808
 University of North Carolina, University
  Rev., 0s, 2016                                         3,500     1,944,355
 University of North Carolina, Ashville
  Rev., Refunding General Series A,
  AMBAC, 5s, 2014                                          500       555,180
 University of North Carolina, Ashville
  Rev., Refunding General Series A,
  AMBAC, 5s, 2017                                        1,125     1,215,765
 University of North Carolina, Ashville
  Rev., Refunding General Series A,
  AMBAC, 5s, 2019                                          530       561,832
 University of North Carolina, Greensboro,
  FSA, 5s, 2020                                          2,835     2,993,873
 University of North Carolina, Wilmington
  Rev., General Series A, AMBAC, 5s, 2019                1,375     1,467,551
                                                                ------------
                                                                $ 25,539,176
----------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 0.6%
 Wake County, NC, Industrial Facilities &
  Pollution Control Rev. (Carolina Power &
  Light Company Project), 5.375s, 2017                  $2,500  $  2,634,100
----------------------------------------------------------------------------

UTILITIES -- MUNICIPAL OWNED -- 15.8%
 North Carolina Eastern Municipal
  Power Agency, MBIA, 7s, 2007                          $5,000  $  5,881,000
 North Carolina Eastern Municipal Power
  Agency, MBIA, 7.25s, 2007                              5,000     5,930,950
 North Carolina Eastern Municipal Power
  Agency, 7.5s, 2010 ++ ++ ++                            2,595     3,348,147
 North Carolina Eastern Municipal Power
  Agency, MBIA, 7.5s, 2010                               3,005     3,788,463
 North Carolina Eastern Municipal Power
  Agency, 5s, 2017                                       3,120     3,448,630
 North Carolina Eastern Municipal Power
  Agency, AMBAC, 6s, 2018                                1,245     1,514,294
 North Carolina Eastern Municipal Power
  Agency, RITES, AMBAC, 10.047s, 2018  + ++ ++           6,500     9,311,900
 North Carolina Municipal Power Agency,
  Catawba Electric Rev., MBIA, 6s, 2011                  5,000     5,964,950
 North Carolina Municipal Power Agency,
  Catawba Electric Rev., MBIA, 9.17s, 2012 ++ ++ ++      9,000     9,525,510
 North Carolina Municipal Power Agency,
  Catawba Electric Rev., 6.375s, 2013                   $1,000  $  1,136,010
 North Carolina Municipal Power Agency,
  Catawba Electric Rev., MBIA, 5.5s, 2014                3,000     3,513,270
 North Carolina Municipal Power Agency,
  Catawba Electric Rev., FSA, 6.2s, 2018                 4,300     4,429,946
 Puerto Rico Electric Power Authority,
  FSA, 6s, 2016                                          5,000     5,497,050
 Raleigh, NC, Combined Enterprise
  Systems Rev., 5.125s, 2022                             2,000     2,089,020
                                                                ------------
                                                                 $65,379,140
----------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 10.3%

Broad River, NC, Water Authority Rev.,
  MBIA, 5.75s, 2019                                     $1,490    $1,708,985
 Cary, NC, Comb Enterprise Systems
  Rev., 5s, 2026                                         1,000     1,032,850
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.5s, 2013                                       2,675     3,118,675
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.5s, 2014                                       1,675     1,940,471
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.5s, 2015                                       2,025     2,322,979
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.75s, 2016 ++ ++ ++                             2,000     2,362,100
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.5s, 2017                                       1,650     1,861,216
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.75s, 2018 ++ ++ ++                             5,075     6,060,211
 Charlotte, NC, Water & Sewer Systems
  Rev., 6s, 2020 ++ ++ ++                                3,180     3,851,362
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.25s, 2021                                      4,000     4,235,080
 Charlotte, NC, Water & Sewer Systems
  Rev., 5.25s, 2025                                      3,000     3,480,450
 Fayetteville, NC, Public Works
  Commission Rev., FSA, 5.25s, 2016                      1,500     1,666,635
 Greensboro, NC, Enterprise Systems
  Rev., 5.125s, 2018                                     1,490     1,622,595
 Greensboro, NC, Enterprise Systems
  Rev., 5.125s, 2019                                     1,750     1,889,615
 Greenville, NC, Enterprise Systems
  Rev., FSA, 5s, 2016                                    1,005     1,095,762
 Greenville, NC, Enterprise Systems
  Rev., FSA, 5.25s, 2019                                 1,170     1,278,073
 Kannapolis, NC, Water & Sewer
  Systems Rev., FSA, 5.25s, 2021                         1,000     1,068,630
 Winston-Salem, NC, Water & Sewer
  Systems Rev., 5.125s, 2028                             2,000     2,084,880
                                                                ------------
                                                                 $42,680,569
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $369,041,500)           $406,109,904
----------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES -- 1.5%
----------------------------------------------------------------------------
 Allegheny County, PA, Hospital Development
  Authority Rev. Presbyterian Hospital,
  due 10/02/02                                          $  800    $  800,000
 Appling County, GA, Development Authority
  Pollution Control Rev. Georgia Power Co.,
  due 10/01/02                                             500       500,000
 Harris County, TX, Health Facility Rev,
  Methodist Hospital, due 10/01/02                       3,060     3,060,000
 Knoxville, TN, Utilities Board Rev., due 10/01/02          95        95,000

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
 Massachusetts Water Resources Authority,
  due 10/02/02                                           $ 100    $  100,000
 New York City, NY, due 10/01/02                           100       100,000
 New York City, NY, Municipal Water &
  Sewer Finance Authority Rev.,
  due 10/01/02                                             100       100,000
 Putnam County, GA, Pollution Control
  Rev. Georgia Power Co., due 10/01/02                     100       100,000
 Sevier County, TN, Public Building
  Authority, due 10/01/02                                1,000     1,000,000
 Uinta County, WY, Pollution Control
  Rev. Chevron USA, Inc., due 10/01/02                     300       300,000
                                                                ------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST            $  6,155,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $375,196,500)               $412,264,904

OTHER ASSETS, LESS LIABILITIES -- 0.2%                               935,994
----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $413,200,898
----------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

MUNICIPAL BONDS -- 95.7%

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
AIRPORT AND PORT REVENUE -- 1.7%
 Allegheny County, PA, Airport Rev.
  (Pittsburgh International Airport),
  MBIA, 5.75s, 2014                                     $1,000  $  1,158,870
 Allegheny County, PA, Airport Rev.
  (Pittsburgh International Airport),
  FGIC, 6.125s, 2017                                       500       565,650
                                                                ------------
                                                                $  1,724,520
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE -- 7.0%
 Allegheny County, PA, FGIC, 5.3s, 2018                 $  500  $    543,135
 Allegheny County, PA, FGIC, 5.4s, 2019                    500       545,965
 Beaver County, PA, MBIA, 5.75s, 2006, ++ ++ ++            250       285,097
 Chester County, PA, 5.65s, 2011                           500       522,005
 Greene County, PA, 6s, 2010                               100       102,297
 Lower Paxton Township, PA,
  MBIA, 4.5s, 2020                                       1,000     1,009,810
 Luzerne County, PA, MBIA, 5.25s, 2025                     500       527,060
 North Huntingdon Township, PA,
  AMBAC, 5.25s, 2019                                       500       537,300
 Pennsylvania Finance Authority
  Rev., 6.6s, 2009                                         900       955,098
 Pennsylvania Finance Authority
  Rev. (Pennsylvania Hills),
  FGIC, 5.45s, 2019                                        500       545,765
 State of Pennsylvania, 6.25s, 2010                        300       363,306
 State of Pennsylvania, 6s, 2019                         1,000     1,156,870
                                                                ------------
                                                                $  7,093,708
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 3.3%
 Commonwealth of Puerto Rico, ROLs,
  FGIC, 9.29s, 2015 + ++ ++                             $1,000  $  1,387,580
 Pittsburgh, PA, FGIC, 5.75s, 2020                         500       588,650
 Commonwealth of Puerto Rico, ROLs,
  XLCA, 9.14s, 2017 + ++ ++                              1,000     1,361,040
                                                                ------------
                                                                $  3,337,270
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 18.7%
 Allentown, PA, School District,
  FGIC, 5.5s, 2010                                      $  650  $    737,464
 Benton Area, PA, School District,
  FSA, 5.125s, 2031                                      1,000     1,036,890
 Butler, PA, School District,
  FGIC, 5.375s, 2018                                       500       541,235
 Canon McMillan, PA, School District,
  FGIC, 5.25s, 2034                                        500       523,830
 Chambersburg, PA, School District,
  FSA, 5s, 2016                                            500       536,920
 Chester County, PA, Industrial Development
  Authority, AMBAC, 4.2s, 2011                             355       377,702
 Downingtown, PA, School District,
  AMBAC, 5.65s, 2019                                       500       549,305
 Garnet Valley, PA, School District,
  FGIC, 5.5s, 2015                                         750       862,147
 Kennett, PA, School District, FGIC, 5s, 2013              400       446,372
 Millcreek Township PA, School District,
  FGIC, 4.5s, 2013                                         750       809,647
 Pennsylvania Economic Development
  Authority, 5.35s, 2031                                   600       618,876
 Pennsylvania Public School Building
  Authority, Garnet Valley School District,
  AMBAC, 5.5s, 2018                                      1,005     1,113,319
 Perkiomen Valley School District, PA,
  FSA, 5s, 2019                                            500       524,920

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- CONTINUED
 Philadelphia, PA, School District,
  FSA, 5s, 2010                                         $1,000  $  1,116,840
 Philadelphia, PA, School District,
  MBIA, 6s, 2016                                           500       582,820
 Philadelphia, PA, School District,
  AMBAC, 5.375s, 2019                                      500       529,510
 Philadelphia, PA, School District,
  FSA, 5.75s, 2019                                         500       569,155
 Pittsburgh, PA, School District,
  FSA, 5s, 2005                                            250       272,215
 Pittsburgh, PA, School District,
  5.5s, 2009, ++ ++ ++                                   1,320     1,533,497
 Pittsburgh, PA, School District,
  FGIC, 5s, 2012                                         1,000     1,131,490
 Pittsburgh, PA, School District,
  FSA, 5.5s, 2014                                        1,000     1,178,250
 Riverside, PA, School District,
  FGIC, 5.45s, 2017                                        500       552,375
 Riverside, PA, School District,
  FGIC, 5.5s, 2020                                         500       547,585
 South Park, PA, School District,
  FGIC, 5s, 2019                                           750       788,933
 Southeastern Area, PA, Special Schools
  Authority Rev., 0s, 2007                                 360       309,802
 West Chester, PA, School District, 5s, 2008             1,050     1,172,031
                                                                ------------
                                                                $ 18,963,130
----------------------------------------------------------------------------
HEALTH CARE REVENUE -- HOSPITALS -- 9.5%
 Allegheny County, PA, Hospital Development
  Authority Rev. (South Hills Health Systems),
  MBIA, 5.8s, 2016                                      $  500  $    552,530
 Allegheny County, PA, Hospital Development
  Authority Rev. (South Hills Health
  Systems), 6.75s, 2025                                    555       594,327
 Allegheny County, PA, Hospital Development
  Authority Rev. (UPMC Health Systems),
  MBIA, 5s, 2018                                           500       528,090
 Allegheny County, PA, Hospital Development
  Authority Rev. (Western Pennsylvania
  Health Systems), 9.25s, 2022                              50        54,895
 Allegheny County, PA, Hospital Development
  Authority Rev. (Western Pennsylvania
  Health Systems), 9.25s, 2030                             150       164,685
 Blair County, PA, Hospital Authority
  Rev. (Altoona), AMBAC, 5.5s, 2008                        470       534,423
 Butler County, PA, Industrial Development
  Authority Rev. (Sherwood Oaks), 5.75s, 2011              400       412,104
 Chester County, PA, Hospital Development
  Authority Rev., 5.5s, 2015 #                             335       347,559
 Cumberland County, PA, Hospital
  Development Authority Rev. (Carlisle
  Hospital), 6.8s, 2004, ++ ++ ++                          250       281,778
 Delaware County, PA, Authority Hospital
  Rev. (Crozer Chester Medical Center),
  6.25s, 2031                                              500       517,875
 Lehigh County, PA, General Purpose
  Authority Rev. (Lehigh Valley Hospital),
  FSA, 5.25s, 2019                                         500       537,865
 Lehigh County, PA, Hospital
  Rev. (Lehigh Valley), MBIA, 7s, 2016                     250       327,750
 Lycoming County, PA, Hospital Authority
  Rev. (Williamsport Hospital Obligation
  Group), Connie Lee, 5.375s, 2010                         750       813,217
 Mount Lebanon, PA, Hospital Authority
  Rev. (St. Clair Memorial Hospital), 5.625s, 2032      $  400  $    406,624
 Pennsylvania Higher Educational
  Facilities Authority Rev., 6.25s, 2018                   100       109,012
 Pennsylvania Higher Educational
  Facilities Authority Rev., 6s, 2031                      650       684,261
 Philadelphia, PA, Health & Educational
  Facilities Authority Rev. (Childrens
  Hospital), 5.375s, 2014                                  250       255,977
 Philadelphia, PA, Health & Educational
  Facilities Authority Rev. (Jeanes
  Health), 6.6s, 2010                                      425       444,860
 Philadelphia, PA, Health & Educational
  Facilities Authority Rev. (Temple
  University), 6.625s, 2023                                250       255,143
 Sayre, PA, Health Care Facilities Authority
  Rev. (Guthrie Healthcare System), 5.875s, 2031           500       521,875
 Sayre, PA, Health Care Facilities Authority
  Rev. (VHA), AMBAC, 6.375s, 2022                          160       163,739
 Scranton Lackawanna, PA, Health Care
  Facilities Authority Rev. (Allied
  Health), 7.125s, 2005                                    160       163,914
 Southcentral Pennsylvania General
  Authority Rev., 5.625s, 2026                             600       652,734
 West Shore, PA, Hospital Authority
  Rev. (Holy Spirit Hospital), 6.25s, 2032                 350       360,994
                                                                ------------
                                                                $  9,686,231
----------------------------------------------------------------------------
HEALTH CARE REVENUE -- LONG TERM CARE -- 0.8%
 Blair County, PA, Industrial Development
  Authority Rev., 7s, 2034                              $  150  $    151,583
 Clarion, PA, County School Development
  Authority Rev. (Beverly Enterprises,
  Inc.), 7.5s, 2012                                        150       154,438
 Lancaster County, PA, Hospital Authority
  Rev., 5.875s, 2031                                       500       515,695
                                                                ------------
                                                                $    821,716
----------------------------------------------------------------------------
HUMAN SERVICES -- 0.2%
 Montgomery County, PA, Industrial
  Development Authority (Wordsworth
  Academy), 8s, 2024                                    $  150  $    157,094
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- ENVIRONMENTAL SERVICES -- 1.6%
 Bucks County, PA, Industrial Development
  Authority Rev. (USX Corp.), 5.4s, 2017                $  300  $    317,562
 Delaware County, PA, Industrial
  Development Authority Rev., 6.2s, 2019                   300       306,108
 New Morgan, PA, Industrial Development
  Authority Rev. (Browning Ferris Co.), 6.5s, 2019         500       486,425
 Westmoreland County, PA, Industrial
  Development Authority Rev. (Waste
  Management), LOC, 5.1s, 2018                             500       498,730
                                                                ------------
                                                                $  1,608,825
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 0.1%
 Pennsylvania Economic Development
  Financing Authority Rev. (Amtrak),
  6.125s, 2021                                          $  150  $    142,886
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 0.8%
 Erie County, PA, Industrial Development
  Authority Rev. (International Paper Co.),
  5.3s, 2012                                            $  500  $    528,190

                                       22

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- CONTINUED
Erie County, PA, Industrial Development
  Authority Rev. (International Paper Co.),
  7.625s, 2018                                          $  250  $    267,810
                                                                ------------
                                                                $    796,000
----------------------------------------------------------------------------
MISCELLANEOUS REVENUE -- OTHER -- 0.2%
 Tobacco Settlement Financing Corp.
  Rev., 5s, 2021                                         $ 200  $    200,294
----------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 1.3%
 Montgomery County, PA, Redevelopment
  Authority Rev. (KBF Associates), 6.5s, 2025           $  250  $    258,605
 Philadelphia, PA, Housing Authority
  Rev., FSA, 5.25s, 2014                                 1,000     1,101,350
                                                                ------------
                                                                $  1,359,955
----------------------------------------------------------------------------
PARKING -- 1.7%
 Philadelphia, PA, Parking Authority
  Rev., FSA, 5.625s, 2015                               $1,000  $  1,128,800
 Pittsburgh, PA, Parking Authority
  Rev., AMBAC, 6s, 2020                                    500       579,795
                                                                ------------
                                                                $  1,708,595
----------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 1.1%
 Pittsburgh & Allegheny County, PA,
  AMBAC, 5.25s, 2017                                    $  500  $    540,805
 Pittsburgh & Allegheny County, PA,
  Public Auditorium Hotel Room,
  AMBAC, 5.25s, 2013                                       500       556,995
                                                                ------------
                                                                $  1,097,800
----------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- LOCAL -- 0.5%
 Philadelphia, PA, Redevelopment
  Authority Rev., FHA, 6.1s, 2010                       $  110  $    116,567
 Pittsburgh, PA, Urban Development
  Corp. Rev., 5.5s, 2010                                   400       413,720
                                                                ------------
                                                                $    530,287
----------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 5.3%
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 4.25s, 2012                   $  500  $    510,585
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 5.75s, 2013                    1,000     1,067,670
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 5s, 2014                         500       524,360
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 6.75s, 2014                      500       518,990
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 6.4s, 2016                       500       520,865
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 5.25s, 2021                      750       767,010
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 6.65s, 2021                      250       261,735
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 6.125s, 2024                     205       211,939
 Pennsylvania Housing Finance Agency,
  Housing Authority Rev., 5.25s, 2033                      990     1,038,679
                                                                ------------
                                                                $  5,421,833
----------------------------------------------------------------------------
SOLID WASTE REVENUE -- 1.9%
 Harrisburg, PA, Solid Waste
  Rev., 5.875s, 2003, ++ ++ ++                          $1,000  $  1,060,580
 York County, PA, Solid Waste
  Rev., FGIC, 5.5s, 2013                                   700       826,105
                                                                ------------
                                                                $  1,886,685
----------------------------------------------------------------------------

 STATE AND LOCAL APPROPRIATION -- 9.8%
 Delaware Valley, PA, 5.5s, 2012                        $1,000  $  1,159,930
 Delaware Valley, PA, Regional Finance
  Authority, RITES, AMBAC, 9.375s, 2018++                  500       666,980
 Pennsylvania Convention Center
  Rev., 6.75s, 2019                                        250       269,950
 Pennsylvania Industrial Development
  Authority, AMBAC, 7s, 2007                               300       353,124
 Pennsylvania Industrial Development
  Authority, AMBAC, 5.8s, 2009                             400       463,320
 Pennsylvania Industrial Development
  Authority, Ecomonic Development,
  AMBAC, 5.25s, 2010                                     1,000     1,139,810
 Philadelphia, PA, Industrial Development
  Authority, MBIA, 5.35s, 2012                             500       550,465
 Philadelphia, PA, Industrial Development
  Authority, FSA, 5.125s, 2026                           1,000     1,042,060
 Philadelphia, PA, Industrial Development
  Authority, FSA, 5.25s, 2030                              750       786,540
 Puerto Rico Public Buildings Authority,
  RITES, 5s, 2007++                                      1,585     1,752,471
 Puerto Rico Public Finance Corp.,
  5.7s, 2025                                             1,000     1,083,270
 Puerto Rico Public Finance Corp.,
  RITES, AMBAC, 8.915s, 2013 + ++ ++                       500       679,980
                                                                ------------
                                                                $  9,947,900
----------------------------------------------------------------------------
STUDENT LOAN REVENUE -- 1.5%
 Pennsylvania Higher Education,
  Assistance Agency Rev., MBIA, 5s, 2026                $1,500  $  1,542,180
----------------------------------------------------------------------------
TURNPIKE REVENUE -- 4.4%
 Allegheny County, PA, Port Authority
  Special Rev., MBIA, 6.25s, 2009, ++ ++ ++             $  500  $    603,125
 Allegheny County, PA, Port Authority
  Special Rev., FGIC, 5s, 2021                             750       781,057
 Pennsylvania Turnpike Commission,
  Special Rev., 5.5s, 2015                                 250       285,380
 Puerto Rico Highway & Transportation
  Authority, Special Rev., 5.5s, 2008                      500       520,790
 Puerto Rico Highway & Transportation
  Authority, Special Rev., 5.5s, 2013                      500       583,860
 Puerto Rico Highway & Transportation
  Authority, Special Rev., MBIA, 5.5s, 2015                500       596,895
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.25s, 2013               500       554,135
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.375s, 2017              500       541,665
                                                                ------------
                                                                $  4,466,907
----------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 4.5%
 Allegheny County, PA (Carnegie Mellon
  University), 5.25s, 2032                              $  750  $    780,113
 Allegheny County, PA (Chatham College),
  5.95s, 2032                                              335       353,840
 Cumberland County, PA, Municipal
  Authority (Dickinson College),
  AMBAC, 5.55s, 2017                                       535       596,942
 Lycoming County, PA (College of
  Technology), AMBAC, 5.25s, 2032                          750       784,680
 Pennsylvania Higher Educational Facilities
  (Marywood University), MBIA, 5.5s, 2018                  300       330,090
 Pennsylvania Public School Building
  Authority (Delaware County College),
  MBIA, 5.75s, 2016                                        500       574,230

----------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                            (000 OMITTED)        VALUE
----------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- CONTINUED
Swarthmore Borough Authority
  Pennsylvania, 5.25s, 2014                             $1,000  $  1,140,190
                                                                ------------
                                                                $  4,560,085
----------------------------------------------------------------------------
UTILITIES -- COGENERATION -- 0.3%
 Carbon County, PA, Industrial
  Development Authority (Panther
  Creek Partners), 6.65s, 2010                          $  150  $    158,664
 Pennsylvania Economic Development
  Financing, Senior Northampton
  Generating A, 6.4s, 2009                                 150       154,416
                                                                ------------
                                                                  $  313,080
----------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 1.0%
 Allegheny County, PA, Industrial
  Development, AMBAC, 4.35s, 2013                       $  500    $  522,325
 Indiana County, PA, Industrial
  Development Authority, 5.85s, 2027                       500       515,800
                                                                ------------
                                                                  $1,038,125
----------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 7.6%
 Guam Power Authority Rev.,
  RITES, AMBAC, 8.636s, 2014 + ++ ++                    $2,170    $2,649,093
 Luzerne County, PA, Industrial
  Development Authority,
  AMBAC, 7.2s, 2017                                        500       512,185
 Luzerne County, PA, Industrial
  Development Authority,
  6.05s, 2019                                              300       309,627
 Philadelphia, PA, Gas Works
  Rev., 6.375s, 2003, ++ ++ ++                             240       253,742
 Philadelphia, PA, Gas Works
  Rev., 6s, 2013, ++ ++ ++                               1,645     2,001,866
 Philadelphia, PA, Gas Works
  Rev., , 6.375s, 2014                                     260       268,149
 Philadelphia, PA, Gas Works
  Rev., FSA, 5.5s, 2016                                  1,000     1,108,640
 Philadelphia, PA, Gas Works Rev.,
  FSA, 5.5s, 2018                                          500       554,665
                                                                ------------
                                                                  $7,657,967
----------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 10.9%
Allegheny County, PA, Water Rev.,
 MBIA, 5.75s, 2017                                       $ 750    $  868,935
 Bucks County, PA, Water Rev.,
  AMBAC, 5.375s, 2013                                    1,090     1,249,423
 Bucks County, PA (Suburban Water Co.),
  Water Rev., FGIC, 5.55s, 2032                          1,000     1,062,990
 Delaware County, PA, Water Rev.,
  FGIC, 5s, 2017                                         1,000     1,067,930
 Delaware County, PA, Water Rev.,
  FGIC, 5s, 2018                                           750       795,683
 Fairview Township, PA, Sewer Rev.,
  FGIC, 5.05s, 2018                                        750       798,495
 Philadelphia, PA, Water Rev.,
  FGIC, 5.5s, 2011                                         375       438,780
 Philadelphia, PA, Water Rev.,
  MBIA, 6.25s, 2012                                        550       679,305
 Philadelphia, PA, Water Rev.,
  FSA, 5.75s, 2013                                         300       314,013
 Philadelphia, PA, Water Rev.,
  FGIC, 5.25s, 2014                                        985     1,118,310
 Philadelphia, PA, Water Rev.,
  MBIA, 5.5s, 2014                                       1,000     1,098,280
 Philadelphia, PA, Water Rev.,
  FGIC, 5s, 2031                                        $1,000    $1,026,620
 Virgin Islands Water & Power Authority
  Rev., ASST GTY, 5.3s, 2018                               500       544,185
                                                                ------------
                                                                 $11,062,949
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $90,027,156)             $97,126,022
----------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES -- 4.5%
----------------------------------------------------------------------------
 Allegheny County, PA, Hospital
  Development Authority Rev. (Aces
  Presbyterian Hospital), due 10/02/02                  $  570    $  570,000
 Harris County, TX, Hospital Rev.
  (Methodist Hospital), due 10/01/02                       700       700,000
 New Castle, PA, Area Hospital
  Authority (Jameson Memorial
  Hospital), due 10/02/02                                3,200     3,200,000
 Putnam County, GA, Development
  Authority (Georgia Power Co.),
  due 10/01/02                                             100       100,000
----------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COS             $  4,570,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $94,597,156)                $101,696,022

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                            (214,633)
----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                            $101,481,389
----------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

MUNICIPAL BONDS -- 97.7%

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
AIRPORT REVENUE -- 2.6%
 Horry County, SC, "A", FSA, 5.7s, 2027                 $    2,250    $2,385,720
 Richland Lexington, SC, Airport Rev
  (Columbia Airport), FSA, 5s, 2026                          1,000     1,027,770
 Richland Lexington, SC, Airport Rev
  (Columbia Airport), AMBAC, 5.7s, 2026                      1,000     1,043,200
                                                                      ----------
                                                                      $4,456,690
--------------------------------------------------------------------------------
CHEMICALS -- 0.5%
 York City, SC, Industrial Development Rev
  (Hoechst Celanese), 5.7s, 2024                        $      850    $  823,344
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- GENERAL PURPOSE -- 4.1%
 Commonwealth of Puerto Rico, RITES,
  9.185s, 2018  + ++ ++                                 $    2,000    $2,522,160
 Commonwealth of Puerto Rico, RITES,
  9.185s, 2019  + ++ ++                                      1,750     2,188,760
 Horry County, SC, 6s, 2015                                    915     1,058,106
 Richland Lexington Riverbanks, SC,
  Parks District, FGIC, 5.8s, 2018                           1,000     1,135,930
                                                                      ----------
                                                                      $6,904,956
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 3.2%
 Beaufort County, SC, FGIC, 5.25s, 2018                 $    1,000    $1,074,010
 Commonwealth of Puerto Rico, RITES,
  MBIA, 9.685s, 2020 + ++ ++                                 2,000     2,740,800
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 10.143s, 2016 + ++ ++                            850     1,136,518
 Puerto Rico Public Finance Corp., MBIA,
  5s, 2021                                                     500       526,335
                                                                      ----------
                                                                      $5,477,663
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 11.8%
 Anderson County, SC, School District,
  5.5s, 2018                                                $1,465    $1,625,432
 Beaufort County, SC, School District,
  5.625s, 2018                                               2,000     2,203,020
 Berkeley County, SC, School District,
  5s, 2020                                                   2,000     2,095,520
 Charleston County, SC, School District,
  5s, 2025                                                    575        594,044
 Charleston County, SC, School District,
  "B", 5s, 2019                                               735        780,533
 Chesterfield County, SC, School District,
  5s, 2023                                                   3,000     3,112,530
 Georgetown County, SC, School District,
  5.25s, 2018                                                1,500     1,629,750
 McCormick County, SC, School District,
  4.5s, 2014                                                 1,150     1,218,230
 Orangeburg County, SC, Consolidated
  School District, FSA, 5.25s, 2020                          1,065     1,148,102
 Richland County, SC, School District,
  5.1s, 2021                                                 1,750     1,838,113
 Spartanburg County, SC, School District,
  5s, 2019                                                   1,620     1,767,987
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2006 ++ ++ ++                           175       184,559
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  |Participation, 7.5s, 2007 ++ ++ ++                          190       200,378
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2008 ++ ++ ++                           205       216,197
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2009 ++ ++ ++                         $ 220    $  232,016
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2012 ++ ++ ++                           270       284,747
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2014 ++ ++ ++                           315       332,205
 Williamsburg County, SC, School District
  Public Facilities Corp., Certificates of
  Participation, 7.5s, 2018 ++ ++ ++                           635       669,684
                                                                      ----------
                                                                     $20,133,047
--------------------------------------------------------------------------------
HEALTH/HOSPITALS -- 14.2%
 Charleston County, SC, (Care Alliance
  Health Services), FSA, 5s, 2019                           $1,000    $1,046,190
 Charleston County, SC, Hospital Facilities
  Rev. (Medical Society Health), MBIA, 5s, 2022              2,450     2,459,114
 Greenville, SC, Hospital System, Hospital
  Facilities Rev., 6s, 2020                                  3,400     3,894,054
 Greenville, SC, Hospital System, Hospital
  Facilities Rev., "A", 5.25s, 2017                          2,785     2,860,585
 Greenwood County, SC, Hospital Facilities
  Rev., 5.5s, 2021                                           1,000     1,029,710
 Horry County, SC, Hospital Facilities Rev.
  (Conway Hospital), 6.75s, 2012                              850        869,899
 Lexington County, SC, Hospital Facilities
  Rev., FSA, 5.125s, 2021                                    1,500     1,564,080
 South Carolina Jobs & Economic
  Development Authority, Hospital Facilities
  Rev. (Anderson Area Medical Center),
  MBIA, 5.25s, 2015                                          1,750     1,870,225
 South Carolina Jobs & Economic
  Development Authority, Hospital Facilities
  Rev. (Georgetown Memorial Hospital),
  AMBAC, 6s, 2014                                            1,000     1,173,760
 South Carolina Jobs & Economic
  Development Authority (Georgetown
  Memorial Hospital), ASST GTY,
  5.25s, 2021                                                1,500     1,554,885
 Spartanburg County, SC, Health Service Rev.,
  5.25s, 2032                                                2,250     2,343,105
 Spartanburg County, SC, Health Service Rev.,
  AMBAC, 5.3s, 2025                                          1,000     1,034,940
 Spartanburg County, SC, Hospital Facilities
  Rev. (Health Services District, Inc.),
  AMBAC, 5.3s, 2020                                          2,500     2,612,250
                                                                      ----------
                                                                     $24,312,797
--------------------------------------------------------------------------------
HUMAN SERVICES -- 0.8%
 Greenville County, SC, 8s, 2015                            $1,695    $1,288,590
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER  0.9%
 Calhoun, SC, Solid Waste Disposal Rev.
  (Eastman Kodak), 6.75s, 2017                              $1,000    $1,300,910
 Lexington County, SC, Industrial Rev.
  (J. B. White & Co.), 8s, 2005                                225       226,631
                                                                      ----------
                                                                      $1,527,541
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
METALS -- 1.2%
  Darlington County, SC, Industrial Development
  Rev. (Nucor Corp.), 5.75s, 2023                           $2,000  $  2,053,780
--------------------------------------------------------------------------------
MISCELLANEOUS REVENUE -- ENTERTAINMENT & TOURISM -- 1.1%
 South Carolina Jobs & Economic Development
  Authority, MBIA, 5.125s, 2018                             $  570  $    610,840
 South Carolina Jobs & Economic Development
  Authority, MBIA, 5.125s, 2019                                595       633,235
 South Carolina Jobs & Economic Development
  Authority, MBIA, 5.125s, 2020                                630       666,332
                                                                      ----------
                                                                    $  1,910,407
--------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 2.1%
 South Carolina Housing Rev. (Bayside
  Apartments), FNMA, 6s, 2021                               $1,000  $  1,083,840
 South Carolina Housing, Finance & Development
  Authority Rev. (Hunting Ridge Apartments),
  6.75s, 2025                                                1,000     1,053,620
 South Carolina Housing, Finance & Development
  Authority Rev. (Runaway Bay Apartments),
  6.125s, 2015                                               1,300     1,380,132
                                                                      ----------
                                                                    $  3,517,592
--------------------------------------------------------------------------------
PAPER -- 2.8%
 Darlington County, SC, Industrial Development
  Rev. (Sonoco Products Co.), 6.125s, 2025                  $1,500  $  1,559,835
 Florence County, SC, Industrial Development
  Rev. (Stone Container Corp.), 7.375s, 2007                   440       445,901
 Richland County, SC, Pollution Control Rev.
  (Union Camp Corp.), 6.55s, 2020                              750       766,425
 Richland County, SC, Pollution Control Rev.
  (Union Camp Corp.), 6.75s, 2022                            2,000    2,045,640
                                                                      ----------
                                                                      $4,817,801
--------------------------------------------------------------------------------
PORTS -- 0.6%
 South Carolina Ports Authority Rev., FSA, 5s, 2016
                                                            $1,000  $  1,061,760
--------------------------------------------------------------------------------
RETAIL -- 0.3%
 Greenville County, SC, Industrial Development
  Rev. (Kroger Co.), 7.85s, 2015                            $  500  $    516,360
--------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 1.1%
 South Carolina Housing, Finance & Development
  Authority Rev., FSA, 6s, 2020                             $  905  $    935,752
 South Carolina Housing, Finance & Development
  Authority Rev., 4.85s, 2023                                1,000       998,650
                                                                      ----------
                                                                    $  1,934,402
--------------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 11.0%
 Berkeley County, SC, School District,
  AMBAC, 6.3s, 2016 ++ ++ ++                                $1,800  $  1,948,914
 Berkeley County, SC, School District
  (Berkeley School Facilities Group, Inc.),
  AMBAC, 5s, 2016                                             500        534,130
 Greenville County, SC, Public Facilities,
  AMBAC, 5s, 2017                                            1,695     1,822,905
 Greenville County, SC (Greenville Technical
  College), AMBAC, 5s, 2017                                  1,000     1,062,000
 Greenville County, SC (University Center),
  AMBAC, 5.25s, 2019                                         1,000     1,069,650
 Hilton Head Island, SC, Public Finance Corp.,
  Certificates of Participation, AMBAC, 5.75s, 2014          1,750     1,918,245
North Charleston, SC, Municipal Golf Course
Mortgage Rev., 5.5s, 2019                                    1,000     1,031,130
 Puerto Rico Public Finance Corp., 5.75s, 2030               1,000     1,100,150
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2013 + ++ ++                               $1,375  $  1,869,945
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2019 + ++ ++                                1,300     1,745,744
 Richland County, SC, Certificates of
  Participation, FGIC, 0s, 2005                              1,160     1,107,487
 Richland County, SC, Certificates of
  Participation, FGIC, 0s, 2006                              1,160     1,073,939
 South Carolina Water Resources Authority
  Rev. (Local Government Program), 7.25s, 2020               1,825     1,852,156
 Spartanburg, SC, Public Facilities Corp.,
  Renaissance Park Project, 5.125s, 2025                       685       715,311
                                                                      ----------
                                                                     $18,851,706
--------------------------------------------------------------------------------
TOBACCO -- 0.6%
 Tobacco Settlement Rev., Management Authority,
  6.375s, 2028                                              $1,000  $  1,007,520
--------------------------------------------------------------------------------
TURNPIKE REVENUE -- 0.6%
 South Carolina Transportation, MBIA,
  5.375s, 2018                                              $1,000  $  1,092,700
--------------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 6.4%
 Charleston College, SC, "A", 5.25s, 2028                   $2,435  $  2,554,510
 Clemson University, University Rev., AMBAC,
  6.25s, 2015                                                1,250     1,472,475
 Coastal Carolina University, SC, MBIA,
  6.875s, 2026 ++ ++ ++                                      1,000     1,108,570
 South Carolina Educational Facilities Authority
  (Furman University), AMBAC, 5.375s, 2020                   1,245     1,356,153
 South Carolina Educational Facilities Authority
  (Furman University), AMBAC, 5.5s, 2030                     2,000     2,145,620
 University of South Carolina, University Rev.,
  FGIC, 5.625s, 2020                                         1,555     1,713,968
 University of South Carolina, University Rev.,
  MBIA, 5.75s, 2026                                            515       558,816
                                                                      ----------
                                                                     $10,910,112
--------------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 0.8%
  Fairfield County, SC, Pollution Control Rev.
  (South Carolina Electric Co.), 6.5s, 2014                 $1,250  $  1,303,025
--------------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 11.6%
 Camden, SC, Public Utility Rev., Refunding &
  Improvement, MBIA, 5.5s, 2017                             $1,500  $  1,638,990
 Colleton & Dorchester Counties, SC, Pollution
  Control Rev., 6.6s, 2014                                   3,000     3,122,100
 Easley, SC, Utility Rev., 5.25s, 2019                       1,315     1,434,494
 Easley, SC, Utility Rev., 5s, 2027                          1,000     1,032,510
 Orangeburg County, SC, Solid Waste Disposal
  Facilities Rev., AMBAC, 5.7s, 2024                         2,000     2,024,100
 Piedmont, SC, Municipal Power Agency,
  FGIC, 6.25s, 2021                                          4,600     5,726,678
 Puerto Rico Electric Power Authority, RITES,
  FSA, 8.623s, 2015  + ++ ++                                 1,000     1,187,500
 South Carolina Public Service Authority,
  "B", AMBAC, 5.5s, 2023                                     1,000     1,058,340
 South Carolina Public Service Authority,
  "B", FSA, 5.125s, 2037                                     1,500     1,552,200
 South Carolina Public Service Authority, "D",
  5s, 2017                                                     500       540,160
 South Carolina Public Service Authority,
  FGIC, 5.875s, 2023                                           500       542,610
                                                                      ----------
                                                                     $19,859,682
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 19.4%
 Anderson County, SC, Joint Municipal Water,
  5s, 2032                                                  $1,000  $  1,029,110
 Anderson County, SC, Water & Sewer Systems
  Revenue, 5.125s, 2032                                      2,000     2,087,320
 Charleston, SC, Waterworks & Sewer Rev.,
  MBIA, 5s, 2022                                             1,000     1,001,980
 Charleston, SC, Waterworks & Sewer Rev.,
  Refunding Systems, 5.25s, 2018                             1,000     1,092,220
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2004                                             1,500     1,468,185
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2005                                             2,245     2,135,489
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 0s, 2006                                             9,330     8,586,772
 Columbia, SC, Waterworks & Sewer Systems
  Rev., 6s, 2015 ++ ++ ++                                    2,000     2,390,520
  Greenville, SC, Stormwater Systems Rev.,
  FSA, 5s, 2022                                                595       621,245
 Greenville, SC, Waterworks Rev., 5.5s, 2022                 1,000     1,063,890
 Lexington, SC, Water & Sewer Rev.,
  Refunding & Improvement "A", MBIA, 5s, 2027                1,200     1,233,636
 Myrtle Beach, SC, Water & Sewer Rev.,
  MBIA, 5.5s, 2013                                           1,000     1,034,700
 Puerto Rico Aqueduct & Sewer Authority
  Rev., 9s, 2009 ++ ++ ++                                      605       701,758
 Spartanburg, SC, Waterworks Rev., FGIC,
  6.05s, 2018 ++ ++ ++                                       2,750     3,138,080
 Western Carolina Regional Sewer Authority
  Rev., AMBAC, 0s, 2007                                      4,000     3,541,000
 York County, SC, Water & Sewer Rev., 6.5s, 2025             2,000     2,062,080
                                                                      ----------
                                                                    $ 33,187,985
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $150,565,733)               $166,949,460
--------------------------------------------------------------------------------
Floating Rate Demand Notes -- 2.5%
--------------------------------------------------------------------------------
 Harris County, TX, Hospital Rev. (Methodist Hospital),
  due 10/01/02                                              $1,200  $  1,200,000
 Massachusetts Water Resources Authority,
  due 10/02/02                                                 300       300,000
 Pinellas County, FL, Health Facility Authority,
  due 10/01/02                                               1,215     1,215,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02                            400       400,000
 Sevier County, TN, Public Building Authority,
  due 10/01/02                                                 200       200,000
 Sevier County, TN, Public Building Authority,
  due 10/02/02                                               1,000     1,000,000
                                                                      ----------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                $  4,315,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $154,880,733 )                  $171,264,460
Other Assets, Less Liabilities  (0.2%)                                  -348,666
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $170,915,794
--------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

MFS TENNESSEE MUNICIPAL BOND FUND

Municipal Bonds -- 97.4%

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
 AIRPORT AND PORT REVENUE -- 1.9%
 Memphis-Shelby County, TN, Airport Authority
  Facilities Rev., FSA, 5.125s, 2021                        $1,500  $  1,540,875
 Memphis-Shelby County, TN, Airport Authority
  Facilities Rev., "A", 6.25s, 2011                          1,000     1,187,080
                                                                      ----------
                                                                      $2,727,955
--------------------------------------------------------------------------------
GENERAL OBLIGATION -- GENERAL PURPOSE -- 3.3%
 Dickson County, TN, Refunding, 5s, 2013                    $1,845  $  2,077,211
 Lincoln County, TN, FGIC, 5.25s, 2017                         645       738,364
 Puerto Rico Public Buildings Authority, 5.5s, 2021          1,000     1,149,230
 Rutherford County, TN, 0s, 2015 ++ ++ ++                    1,500       841,695
                                                                      ----------
                                                                      $4,806,500
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 7.4%
 Chattanooga, TN, 5s, 2021                                  $2,570  $  2,692,024
 Commonwealth of Puerto Rico, 5.4s, 2025                     3,000     3,139,500
 Knoxville, TN, 5.5s, 2017                                     645       707,120
 Rutherford County, TN, 5s, 2020                             1,000     1,048,850
 Rutherford County, TN, School & Public
  Improvement, 5s, 2022                                      1,510     1,571,049
 Williamson County, TN, Public Improvement,
  5.375s, 2019                                               1,500     1,731,885
                                                                      ----------
                                                                     $10,890,428
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 15.0%
 Fayette County, TN, School District,
  MBIA, 5.6s, 2019                                          $1,215  $  1,390,653
 Gibson County, TN, School District,
  AMBAC, 5s, 2015                                              650       731,029
 Gibson County, TN, School District,
  5.75s, 2016 ++ ++ ++                                         455       531,258
 Gibson County,TN, School District,
  Unrefunded Balance, 5.75s, 2016                              190       228,148
 Giles County, TN, FGIC, 5.75s, 2020                         1,980     2,331,430
 Greene County, TN, Rural School,
  "A", FGIC, 5s, 2020                                        1,240     1,295,118
 Greene County, TN, Rural School,
  "A", FGIC, 5s, 2021                                        1,300     1,350,167
 Lincoln County, TN, FGIC, 5.8s, 2019 ++ ++ ++               1,000     1,153,020
 Lincoln County, TN, FGIC, 5.8s, 2020 ++ ++ ++               1,000     1,153,020
 Milan, TN, Special School District,
  MBIA, 5s, 2021                                             1,000     1,038,020
 Roane County, TN, Rural School,
  FGIC, 5.6s, 2019                                             915       994,834
 Roane County, TN, Rural School,
  FGIC, 5.6s, 2020                                             975     1,055,544
 Rutherford County, TN, School District,
  5.875s, 2019 ++ ++ ++                                      2,000     2,378,920
 Rutherford County, TN, School District,
  5.875s, 2020 ++ ++ ++                                      1,100     1,308,406
 Tennessee School Bond Authority, Higher
  Educational Facilities "A", 5.25s, 2029                    3,000     3,136,350
 Williamson County, TN, Rural School, 6.125s,
  2015 ++ ++ ++                                              1,575     1,896,363
                                                                      ----------
                                                                     $21,972,280
--------------------------------------------------------------------------------
HEALTH CARE REVENUE -- HOSPITALS -- 15.3%
Bristol, TN, Health & Educational Facilities
Board Rev. (Bristol Memorial),
FGIC, 5.45s, 2021 #                                         $2,825  $  2,863,929
 Cookeville, TN, Industrial Development
  Board, Hospital Rev. (Cookeville General),
  5.75s, 2010                                                2,000     2,077,400

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
 Jackson, TN, Hospital Rev. (Jackson-Madison
  County General Hospital), AMBAC,
  5s, 2018                                                  $1,000  $  1,055,630
 Johnson City, TN, Health & Education
  Financing Authority Rev. (Johnson City
  Medical Center Hospital),
  MBIA, 5.25s, 2016                                          1,375     1,437,590
 Johnson City, TN, Health & Education
  Financing Authority Rev. (Johnson City
  Medical Center Hospital), MBIA, 5s, 2018 ++ ++ ++          1,500     1,591,050
 Knox County, TN, Health Educational
  Housing Facilities Board (Baptist Health
  Systems), 6.5s, 2031                                         800       836,520
 Knox County, TN, Health, Education & Housing
  Facilities Board (East Tennessee Children's),
  6.5s, 2012                                                 1,000     1,028,480
 Knox County, TN, Health, Education & Housing
  Facilities Board (Fort Sanders),
  MBIA, 5.75s, 2014                                          3,250     3,847,480
 Knox County, TN, Refunding, 5s, 2018                        1,500     1,622,970
 Madison County, TN, 5s, 2013                                1,000     1,119,890
 Metropolitan Government of Nashville &
  Davidson County, TN, Health & Education
  Facility Board Rev. (Adventist Health System),
  5.25s, 2020                                                1,000     1,002,690
 Shelby County, TN, Health Educational &
  Housing Facilities Board Rev. (St. Judes
  Childrens Research), 5.5s, 2020                            1,750     1,821,960
 Shelby County, TN, Health Educational &
  Housing Facilities Board Rev.,
  (Methodist Healthcare), 6.5s, 2021                         1,000     1,062,830
 Springfield, TN, Health & Higher
  Educational Facilities Hospital Rev.
  (Northcrest Medical Center), 5.25s, 2013                   1,000     1,010,870
                                                                      ----------
                                                                    $ 22,379,289
--------------------------------------------------------------------------------
HEALTH CARE REVENUE -- LONG TERM CARE -- 0.2%
 Shelby County, TN, Health Educational &
  Housing Facilities Board Rev.
  (Beverly Project), 7.4s, 2011                             $  290  $    299,112
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 2.7%
 Hardeman County, TN, (Correctional
  Facilities Corp.), 7.75s, 2017                            $1,000    $1,008,920
 Humphreys County, TN, Solid Waste
  Disposal Rev. (DuPont), 6.7s, 2024                         1,750     1,866,060
 Memphis-Shelby County, TN, Airport
  Authority Facilities Rev.
  (Federal Express Corp.), 6.2s, 2014                        1,000     1,036,150
                                                                      ----------
                                                                      $3,911,130
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 0.7%
 McMinn County, TN, Industrial Development
  Board, Pollution Control Rev. (Bowater),
  7.625s, 2016                                              $1,000  $  1,015,000
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- RETAIL -- 2.2%
 Bristol, TN, Industrial Development
  Authority Rev. (Kmart Corp.), 7.5s, 2008                  $1,105  $  1,214,428
 Knox County, TN, Industrial Development
  Board Rev. (Kroger Co.), 8.1s, 2003                        2,000     2,060,860
                                                                      ----------
                                                                    $  3,275,288
--------------------------------------------------------------------------------
MISCELLANEOUS REVENUE -- ENTERTAINMENT & TOURISM -- 2.6%
 Memphis-Shelby County, TN, Sports,
  (Memphis Arena), 5.5s, 2012                               $1,705  $  2,007,774
 Memphis-Shelby County, TN, Sports,
  (Memphis Arena) "B", 5.35s, 2029                           1,665     1,759,905
                                                                      ----------
                                                                    $  3,767,679
--------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 6.3%
 Chattanooga, TN, Health, Educational &
  Housing Facilities Board Rev.
  (Rainbow Creek), GNMA, 6.125s, 2019                       $  485  $    525,396
 Franklin, TN, Industrial Development Rev.
  (Landings Apartments), FSA, 6s, 2026                       1,000     1,057,070
 Franklin, TN, Industrial Development Rev.
  (Sussex Downs), FHA, 6.75s, 2027 ++ ++ ++                  1,000     1,115,940
 Jackson, TN, Health Educational & Housing
  Facilities Board Rev. (Posthouse Apartments),
  FHA, 7.1s, 2028                                            1,610     1,652,391
 Memphis, TN, Health & Educational
  Facilities Board Rev. (Hickory Point
  Apartments), MBIA, 5.85s, 2020                             1,000     1,086,440
 Metropolitan Government of Nashville &
  Davidson County, TN, Health & Educational
  Facilities Board Rev. (Berkshire Place),
  GNMA, 6s, 2023                                               500       526,510
 Metropolitan Government of Nashville &
  Davidson County, TN, Health & Educational
  Facilities Board Rev. (Herman Street),
  FHA, 7.25s, 2032                                             495       511,266
 Metropolitan Government of Nashville &
  Davidson County, TN, Industrial Development
  Board, FHA, 6.95s, 2026                                    1,000     1,033,200
 Metropolitan Government of Nashville &
  Davidson County, TN, Industrial Development
  Board, FHA, 7.5s, 2029                                       695       697,133
 Shelby County, TN, Health Educational &
  Housing Facilities Board Rev.
  (Greenview Apartments), FNMA, 6s, 2033                     1,000     1,071,860
                                                                      ----------
                                                                      $9,277,206
--------------------------------------------------------------------------------
OTHER -- 0.5%
  Territory of Virgin Islands, 5.875s, 2018                 $  730  $    762,616
--------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 6.5%
 Tennessee Housing Development Agency
  Rev., 5.45s, 2014                                         $2,535  $  2,694,223
 Tennessee Housing Development Agency
  Rev., 0s, 2016                                             5,000     2,431,000
 Tennessee Housing Development Agency
  Rev., 6s, 2020                                             1,280     1,351,309
 Tennessee Housing Development Agency
  Rev., MBIA, 6.125s, 2020                                     930       991,083
 Tennessee Housing Development Agency
  Rev., 7.125s, 2026                                            30        31,233
 Tennessee Housing Development Agency
  Rev., Homeownership Program "A", 5.4s, 2032                1,000     1,025,120
 Tennessee Housing Development Agency Rev.,
  Homeownership Program "A", 4.15s, 2033                     1,000     1,013,100
                                                                      ----------
                                                                      $9,537,068
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 2.3%
 Chattanooga, TN, Industrial Development
  Board, AMBAC, 5.75s, 2018                                 $1,000  $  1,144,720
 Puerto Rico Public Finance Corp., 5.75s, 2030               2,000     2,200,300
                                                                      ----------
                                                                      $3,345,020
--------------------------------------------------------------------------------
TOBACCO -- 0.7%
 Guam Economic Development Authority, 5.5s, 2041            $  350  $    354,116
 Tobacco Settlement Financing Corp., 5s, 2031                  750       722,483
                                                                      ----------
                                                                      $1,076,599
--------------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 4.0%
 Metropolitan Government of Nashville &
  Davidson County, TN, Health & Educational
  Facilities Board Rev. (Vanderbilt University),
  5s, 2019                                                  $1,000  $  1,054,680
 Metropolitan Government of Nashville &
  Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev.
  (McKendree Village, Inc.), 5.125s, 2020                    1,000     1,046,130
 Metropolitan Government of Nashville &
  Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev.
  (Meharry Medical College), AMBAC, 5s, 2024                 3,750     3,815,213
                                                                      ----------
                                                                      $5,916,023
--------------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 8.0%
 Jackson, TN, Electric Systems Rev.,
  MBIA, 5s, 2018                                            $1,000    $1,043,540
 Lawrenceburg, TN, Electric Rev., MBIA,
  5.5s, 2026                                                 1,255     1,449,362
 Metropolitan Government of Nashville &
  Davidson County, TN, Electric Rev.,
  MBIA, 0s, 2012                                             3,305     2,303,585
 Metropolitan Government of Nashville &
  Davidson County, TN, Electric Rev.,
  5.125s, 2021                                               1,500     1,580,850
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.7s, 2007 ++ ++ ++                       1,100     1,297,967
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.8s, 2019 ++ ++ ++                       3,500     4,134,480
                                                                      ----------
                                                                     $11,809,784
--------------------------------------------------------------------------------
UTILITIES -- OTHER -- 0.8%
 Tennessee Gas Rev. (Tennergy Corp.),
  MBIA, 5s, 2009                                            $1,000  $  1,113,540
--------------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 17.0%
  Harpeth Valley, TN, Utilities Improvement
  Rev., MBIA, 5.05s, 2020                                   $1,925    $2,011,490
 Hendersonville, TN, Utilities Improvement
  Rev., FGIC, 5.5s, 2018                                     1,125     1,233,540
 Madison, TN, Utility Waterworks Rev.,
  MBIA, 5s, 2019                                             2,750     2,867,810
 Memphis, TN, Sewage Systems
  Rev., 5.75s, 2016                                           625        700,719
 Memphis, TN, Sewage Systems Rev.,
  5.75s, 2018                                                1,145     1,271,408
 Memphis, TN, Sewage Systems Rev.,
  5.75s, 2020                                                 750        826,815
 Metropolitan Government of Nashville &
  Davidson County, TN, Water & Sewer
  Rev., FGIC, 5.1s, 2016                                     2,565     2,574,106
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2002 ++ ++ ++                              1,315     1,311,831
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2003 ++ ++ ++                             $1,045    $1,025,845
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2004 ++ ++ ++                              1,920     1,845,082
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2006 ++ ++ ++                              1,920     1,737,120
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2007 ++ ++ ++                              1,920     1,667,558
 White House Utility District, TN (Robertson &
  Sumner Counties Waterworks), FGIC, 0s, 2014                3,590     2,285,178
 White House Utility District, TN (Robertson &
  Sumner Counties Waterworks), FSA, 6s, 2020 ++ ++ ++        1,000     1,191,830
 White House Utility District, TN (Robertson &
  Sumner Counties Waterworks), FSA, 5s, 2021                   800       829,592
 White House Utility District, TN (Robertson &
  Sumner Counties Waterworks), 5s, 2032                      1,500     1,537,110
                                                                      ----------
                                                                    $ 24,917,034
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $130,621,749)               $ 42,799,551
--------------------------------------------------------------------------------
Floating Rate Demand Notes -- 0.7%
--------------------------------------------------------------------------------
 East Baton Rouge Parish, LA, Pollution Control
  Rev. (Exxon Corp.), due 10/01/02                          $  100  $    100,000
 Sevier County, TN, Public Building Authority,
  due 10/01/02                                                 100       100,000
 Sevier County, TN, Public Building Authority,
  due 10/02/02                                                 800       800,000
--------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                $  1,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $131,621,749)                   $143,799,551

Other Assets, Less Liabilities -- 1.9%                                 2,788,550
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $146,588,101
--------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE -- 7.5%
 Metropolitan Washington, DC, Airport
  Rev., 5.5s, 2016                                         $ 2,465  $  2,636,465
 Metropolitan Washington, DC, Airport
  Rev., MBIA, 5s, 2018                                       2,000     2,085,200
 Metropolitan Washington, DC, Airport
  Rev., 5.75s, 2020                                         11,000    11,785,180
 Norfolk, VA, Airport Authority Rev.,
  FGIC, 5.375s, 2017                                         1,755     1,915,741
 Norfolk, VA, Airport Authority Rev.,
  FGIC, 5s, 2022                                             3,000     3,103,500
 State of Virginia Resources Authority
  Rev., 5.125s, 2027                                          720        740,628
 Virginia Port Authority Commonwealth Fund
  Rev., Resolution, 5s, 2027                                 4,000     4,098,440
                                                                      ----------
                                                                     $26,365,154
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE -- 1.8%
 Bristol, VA, MBIA, 5.3s, 2018                              $1,250  $  1,359,000
 Lebanon, VA, 6.375s, 2011                                   1,625     1,855,685
 Puerto Rico Public Buildings Authority, 5.25s, 2021         3,075     3,240,958
                                                                      ----------
                                                                      $6,455,643
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 15.3%
 Alexandria, VA, 5.5s, 2018                                $ 2,980  $  3,345,944
 Chesapeake, VA, 5.25s, 2008                                 1,375     1,570,181
 Chesterfield County, VA, 5s, 2020                           2,015     2,130,943
 Chesterfield County, VA, 6s, 2020                           1,900     2,189,997
 Hampton, VA, Public Improvement, 6s, 2018                   3,280     3,833,926
 Hampton, VA, Public Improvement, 6s, 2019                   3,480     4,067,703
 Loudoun County, VA, Public Improvement,
   5.375s, 2016                                              2,650     2,951,490
 Lynchburg, VA, Public Improvement,
  5.6s, 2020                                                 1,765     1,960,121
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 10.143s, 2016 + ++ ++                          1,105     1,477,474
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2017 + ++ ++                             615       770,558
 Richmond, VA, 0s, 2006                                      3,500     3,221,645
 Richmond, VA, 0s, 2007                                      5,280     4,678,555
 Richmond, VA, 0s, 2008                                      7,270     6,176,810
 Richmond, VA, 0s, 2009                                      5,175     4,206,551
 Richmond, VA, Refunding & Public
  Improvement, FGIC, 5.375s, 2013                            2,685     3,094,570
 Roanoke, VA, Public Improvement,
  5s, 2009                                                   2,275     2,569,567
 Suffolk, VA, Public Improvement, 5.5s,
  2020                                                       1,880     2,069,730
 Virginia Beach, VA, Refunding & Public
  Improvement, 5s, 2011                                      3,250     3,661,482
                                                                      ----------
                                                                     $53,977,247
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 0.3%
 Culpeper County, VA, School District, FSA, 6s, 2019       $ 1,000  $  1,160,360
--------------------------------------------------------------------------------
HEALTH CARE REVENUE -- LONG TERM CARE -- 0.1%
 Martinsville, VA, Industrial Development
  Authority (Beverley Enterprises), 6.75s, 2004            $   490  $    507,576
--------------------------------------------------------------------------------
HEALTH/HOSPITALS -- 14.8%
 Arlington County, VA, Industrial Development
  Authority (Virginia Hospital Center), 5.25s, 2021        $ 2,600  $  2,697,266
 Danville, VA, Industrial Development Authority
  (Danville Regional Medical Center), AMBAC,
  5.2s, 2018                                                 2,500     2,826,600
 Fredericksburg, VA, Industrial Development
  Authority (Medicorp Health Systems), 5s, 2006              1,665     1,776,872
 Fredericksburg, VA, Industrial Development
  Authority (Medicorp Health Systems),
  AMBAC, 5.25s, 2023                                        11,000    11,413,050
 Fredericksburg, VA, Industrial Development
  Authority (Medicorp Health Systems), 5.125s, 2033            750       744,045
 Henrico County, VA, Industrial Development
  Authority (Bon Secours Health),
  MBIA, 6.25s, 2020                                          1,500     1,868,775
 Loudoun County, VA, Industrial Development
  Authority (Loudoun Hospital), 6.1s, 2032                   1,000     1,011,880
 Lynchburg, VA, Industrial Development Authority,
  5.2s, 2018                                                 1,000     1,034,400
 Medical College of Virginia, Hospital Authority,
  MBIA, 5.125s, 2018                                         3,000     3,177,900
 Peninsula Ports Authority (Whittaker Memorial),
  FHA, 8.7s,                                                 2,100     2,634,765
 Peninsula Ports, VA, Health Care (Riverside
  Health System), 5s, 2018                                   3,580     3,673,080
 Roanoke, VA, Industrial Development Authority
  (Carilion Health Systems), MBIA, 5.25s, 2011               1,000     1,142,500
 Roanoke, VA, Industrial Development Authority
  (Roanoke Memorial), MBIA, 6.125s, 2017                     6,000     7,424,760
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 5.25s, 2014                       1,740     1,852,961
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 4.75s, 2018                       3,750     3,801,337
 Winchester, VA, Industrial Development Authority,
  RIBS, AMBAC, 11.517s, 2014 ++ ++                           4,400     5,172,024
                                                                      ----------
                                                                    $ 52,252,215
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- ENVIRONMENTAL SERVICES -- 0.4%
 Henrico County, VA, Industrial Development
  Authority Rev. (Browning Ferris Co.), 5.45s, 2014        $ 1,500  $  1,393,320
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 0.6%
  Loudoun County, VA, Industrial Development
  Authority Rev. (Dulles Airport Marriott Hotel),
  7.125s, 2015                                             $ 2,000  $  2,059,360
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 3.2%
 Bedford County, VA, Industrial Development
  Authority Rev. (Georgia Pacific Corp.), 5.6s, 2025       $ 2,000  $  1,535,280
 Bedford County, VA, Industrial Development
  Authority Rev. (Nekoosa Packaging),
  6.55s, 2025                                                1,250     1,092,463
 Isle Wight County, VA, Industrial Development
  Authority Rev. (Union Camp), 6.55s, 2024                   4,000     4,130,600
 Isle Wight County, VA, Industrial Development
  Authority Rev. (Union Camp), 6.1s, 2027                    2,750     2,852,987
 West Point, VA, Industrial Development
  Authority, Solid Waste Disposal Rev.
  (Chesapeake Corp.), 6.375s, 2019                           1,900     1,548,462
                                                                      ----------
                                                                     $11,159,792
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- RETAIL -- 0.3%
 Lynchburg, VA, Industrial Development
  Authority Rev. (Kroger Co.), 7.9s, 2011                  $ 1,000  $  1,022,980
--------------------------------------------------------------------------------
MISCELLANEOUS REVENUE -- OTHER -- 0.4%
 Rockbridge County, VA, Industrial Development
  Authority Rev. (Virginia Horse Center), 6.85s, 2021      $   500  $    520,445
 Tobacco Settlement Financing Corp., 5s, 2021                  750       751,102
                                                                      ----------
                                                                    $  1,271,547
--------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 4.7%
 Alexandria, VA, Redevelopment & Housing
  Finance Authority Rev. (Jefferson Village
  Apartments), 9s, 2018                                     $3,870  $  3,873,367
 Arlington County, VA, Industrial Development
  Authority Rev. (Colonial Village),
  FNMA, 5.15s, 2031                                          3,000     3,118,050
 Virginia Housing Development Authority Rev.,
  6.5s, 2013                                                 2,300     2,418,588
 Virginia Housing Development Authority Rev.,
  5.95s, 2016                                                1,905     2,031,682
 Virginia Housing Development Authority Rev.,
  5.15s, 2017                                                3,000     3,124,050
 Virginia Housing Development Authority Rev.,
  5.625s, 2020                                               2,000     2,105,760
                                                                      ----------
                                                                     $16,671,497
--------------------------------------------------------------------------------
PARKING -- 0.5%
 Norfolk, VA, Parking System Rev.,
  MBIA, 5s, 2020                                           $ 1,630  $  1,702,030
--------------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 1.1%
 Greater Richmond Convertible Center
  Authority, Hotel Tax Rev. (Convention Center
  Expansion), 6.125s, 2020                                 $ 3,500  $  3,974,985
--------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 2.6%
 Virginia Housing Development Authority
  Rev., 9.82s, 2019                                         $7,500  $  8,005,575
 Virginia Housing Development Authority
  Rev., 6.6s, 2022                                             965       987,166
                                                                      ----------
                                                                      $8,992,741
--------------------------------------------------------------------------------
SOLID WASTE REVENUE -- 0.4%
 Charles City County, VA, Industrial
  Development Authority Rev., 6.25s, 2027                   $1,500  $  1,584,270
--------------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 19.9%
 Blue Ridge, VA, Regional Jail Authority,
  MBIA, 5.2s, 2021                                         $ 1,830  $  1,920,146
 Caroline County, VA, Industrial Development
  Authority, AMBAC, 5.125s, 2034                             1,000     1,046,700
 Chesapeake, VA, Industrial Development
  Authority (Chesapeake Court House),
  MBIA, 6.25s, 2011                                          3,985     4,648,622
 Chesapeake, VA, Industrial Development
  Authority (Chesapeake Court House),
  MBIA, 5.25s, 2017                                          2,000     2,160,040
 Chesterfield County, VA, Industrial
  Development Authority, Public Facilities,
  7.5s, 2008                                                 1,720     1,757,874
 Fairfax County, VA, 6.1s, 2017                              3,090     3,671,229
 Fairfax County, VA, Economic Development
  Authority (Vienna II Metrorail), 6s, 2016                  1,650     1,927,349
 Fairfax County, VA, Economic Development
  Authority (Vienna II Metrorail), 6s, 2017                  1,750     2,044,157
 Fairfax County, VA, Redevelopment & Housing
  Authority, 5.5s, 2017                                    $ 2,225    $2,345,506
 Henrico County, VA, Industrial Development
  Authority, 6.5s, 2005 ++ ++ ++                             5,000     5,759,600
 Middlesex County, VA, AMBAC, 5.125s, 2027                   1,000     1,049,460
 Middlesex County, VA, Industrial Development
  Authority, AMBAC, 5.25s, 2032                              2,000     2,113,640
 Montgomery County, VA, Industrial
  Development, AMBAC, 6s, 2017                               1,000     1,178,290
 Montgomery County, VA, Industrial
  Development, AMBAC, 6s, 2017                               1,120     1,319,685
 New River Valley, VA, Regional Jail Authority,
  MBIA, 5.125s, 2019                                         6,405     6,752,855
 Orange County, VA, Industrial Development
  Authority, AMBAC, 5s, 2034                                 1,000     1,028,350
 Pamunkey, VA, Regional Jail Authority,
  MBIA, 5.75s, 2006 ++ ++ ++                                 2,230     2,571,569
 Pamunkey, VA, Regional Jail Authority,
  MBIA, 5.75s, 2006 ++ ++ ++                                   270       300,929
 Powhatan County, VA, Economic
  Development, AMBAC, 5.25s, 2033                            1,000     1,056,640
 Prince William County, VA, 5s, 2021                         1,500     1,571,865
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 8.915s, 2013 + ++ ++                                2,000     2,719,920
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 9,145s, 2016 + ++ ++                                  500       680,600
 Richmond, VA, Industrial Development
  Authority (Atmore Corp.), AMBAC, 5s, 2018                  1,845     2,052,378
 Richmond, VA, Public Facilities (Megahertz),
  AMBAC, 5s, 2022                                            1,600     1,666,320
 Virginia Biotechnology Research Park,
  Lease Rev. (Consolidated Laboratories),
  5s, 2021                                                   1,500     1,567,200
 Virginia Biotechnology Research Park
  (Biotech Two), 5.25s, 2018                                 8,800     9,318,848
 Virginia Public Building Authority,
  MBIA, 0s, 2007                                             3,750     3,278,925
 Virginia Resources Authority, 5s, 2017                      1,360     1,458,233
 Virginia Resources Authority, FSA, 5.5s, 2019               1,070     1,180,584
                                                                      ----------
                                                                    $ 70,147,514
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
 Virgin Islands Public Finance Authority, 5.625s, 2025     $ 1,000  $  1,019,050
--------------------------------------------------------------------------------
TURNPIKE REVENUE -- 4.6%
 Chesapeake Bay, VA, Bridge & Tunnel
  Authority, FGIC, 0s, 2005                                $ 4,535  $  4,271,834
 Pocahontas Parkway Assn., VA, Toll Road
  Rev., 0s, 2012                                             1,500       657,270
 Pocahontas Parkway Assn., VA, Toll Road
  Rev., 0s, 2013                                             1,500       601,410
 Pocahontas Parkway Assn., VA, Toll Road
  Rev., 0s, 2014                                             1,500       549,750
 Pocahontas Parkway Assn., VA, Toll Road
  Rev., 0s, 2015                                             1,500       502,050
 Pocahontas Parkway Assn., VA, Toll Road
  Rev., 0s, 2016                                             1,500       458,025
 Virginia Commonwealth Board Program
  (Oak Grove Connector), 5.25s, 2022                         1,500     1,571,400
 Virginia Transportation Board, 5.125s, 2021                 4,000     4,186,000
 Virginia Transportation Board,
  Transportation Contract Rev., 6.5s, 2018                   3,500     3,585,505
                                                                      ----------
                                                                     $16,383,244
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 4.1%
 Danville, VA, Industrial Development Authority,
  Educational Facilities Rev. (Averett University),
  6s, 2022                                                 $   500  $    504,535
  Loudoun County, VA, Industrial Development
  Authority (George Washington University),
  6.25s, 2012                                                2,710     2,775,826
  Virginia College Building Authority,
  21st Century College Program,
  5s, 2015                                                   2,000     2,128,140
  Virginia College Building Authority,
  21st Century College Program,
  6s, 2018                                                   2,000     2,291,360
  Virginia College Building Authority,
  Educational Facilities (Hampden Syndey
  College), 5s, 2016                                         1,730     1,838,315
  Virginia College Building Authority,
  Educational Facilities (Hampton University),
  5s, 2018                                                   1,655     1,740,448
  Virginia College Building Authority,
  Educational Facilities (Hampton University),
  6s, 2020                                                   1,000     1,131,810
  Virginia Public School Authority, 6.5s, 2004 ++ ++ ++      1,875     2,083,481
                                                                      ----------
                                                                     $14,493,915
--------------------------------------------------------------------------------
UTILITIES -- COGENERATION -- 0.6%
 Pittsylvania County, VA, Industrial Development
  Authority Rev., 7.5s, 2014                               $ 2,000  $  2,052,220
--------------------------------------------------------------------------------
UTILITIES -- MUNICIPAL OWNED -- 6.2%
 Bristol, VA, Utility Systems, FSA, 5.75s, 2016            $   240  $    281,158
 Guam Power Authority Rev., RITES,
  AMBAC, 8.636s, 2015 + ++ ++                                1,010     1,226,362
 Halifax County, VA, Industrial Authority
  (Old Dominion Electric), 6s, 2022                          5,000     5,007,650
 Puerto Rico Electric Power Authority, 6s, 2015              3,000     3,413,010
 Puerto Rico Electric Power Authority,
  RITES, FSA, 9.685s, 2017 + ++ ++                           2,500     3,465,650
 Puerto Rico Electric Power Authority,
  RITES, FSA, 9.435s, 2019 + ++ ++                           1,270     1,658,823
 Puerto Rico Electric Power Authority,
  RITES, FSA, 8.785s, 2020 + ++ ++                           1,250     1,477,975
 Richmond, VA, Public Utilities, FSA, 5s, 2033               5,000     5,169,900
                                                                      ----------
                                                                    $ 21,700,528
--------------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 8.0%
 Fairfax County, VA, Water Authority
  Rev., 5s, 2027                                           $ 4,000  $  4,129,400
 Hanover County, VA, Water & Sewer Systems
  Rev., MBIA, 5.25s, 2026                                    2,000     2,082,160
 Henry County, VA, Public Service Authority
  Rev., FSA, 5.5s, 2019                                      1,000     1,173,760
 Prince William County, VA, Water & Sewer
  Systems Rev., FGIC, 5.5s, 2019                             2,000     2,188,480
 Puerto Rico Aqueduct & Sewer Authority
  Rev., 9s, 2005 ++ ++ ++                                    3,350     3,885,766
 Puerto Rico Aqueduct & Sewer Authority
  Rev., 10.25s, 2009                                          325        422,178
 Spotsylvania County, VA, Water & Sewer
  Rev., FSA, 5s, 2022                                        1,450     1,509,131
 Virgina Beach, VA, Water Rev., 6s, 2020                     1,000     1,160,420
 Virginia Resources Authority, Water & Sewer
  Systems Rev., 5s, 2013                                     1,800     1,991,232
 Virginia Resources Authority, Water & Sewer
  Systems Rev., 6s, 2017                                    $2,750  $  3,216,097
 Virginia Resources Authority, Water & Sewer
  Systems Rev., 5.4s, 2018                                   1,135     1,247,093
 Virginia Resources Authority, Water & Sewer
  Systems Rev., MBIA, 5.5s, 2019                             1,600     1,782,160
 Virginia Resources Authority, Water & Sewer
  Systems Rev., MBIA, 5.5s, 2020                             1,690     1,870,712
 Virginia Resources Authority, Water & Sewer
  Systems Rev., 5.75s, 2021                                  1,335     1,482,197
                                                                      ----------
                                                                    $ 28,140,786
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $315,632,383)               $344,487,974
--------------------------------------------------------------------------------

Floating Rate Demand Notes -- 1.1%
--------------------------------------------------------------------------------
 California Pollution Control Financing
  Authority Rev. (Shell Oil), due 10/01/02                 $   100  $    100,000
 Harris County, TX, Hospital Rev.
  (Methodist Hospital), due 10/01/02                         1,860     1,860,000
 New Castle, PA, Area Hospital Authority
  (Jameson Memorial Hospital), due 10/02/02                    300       300,000
 Putnam County, GA, Development Authority
  (Georgia Power Co.), due 10/01/02                            100       100,000
 Sevier County, TN, Public Building Authority,
  due 10/02/02                                                 984       984,000
 Uinta County, WY, Pollution Control Rev.
  (Chevron USA, Inc.), due 10/01/02                            300       300,000
 West Baton Rouge Parish, LA, Variable
  Refunding (Dow Chemical Co. Project),
  "B", due 10/01/02                                            100       100,000
--------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                $  3,744,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $319,376,383)                   $348,231,974

Other Assets, Less Liabilities -- 1.2%                                 4,359,885
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $352,591,859
--------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- GENERAL PURPOSE -- 14.3%
 Charleston, WV, Public Improvement, 7.2s, 2009            $ 1,140  $  1,427,200
 Puerto Rico, Public Buildings Authority
  Rev., 5.25s, 2021                                          3,115     3,283,116
 West Virginia State, FGIC, 5.5s, 2017                       2,565     2,826,861
 West Virginia State, Public Improvements,
  FGIC, 5s, 2021                                             4,000     4,151,920
 West Virginia State, Sewer Improvements,
  FGIC, 5.25s, 2026                                          8,000     8,357,600
 West Virginia State, State Roads, FGIC,
  5.625s, 2019                                               2,000     2,230,400
                                                                      ----------
                                                                    $ 22,277,097
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- IMPROVEMENT -- 5.1%
 Brooke County, WV, Board of Education,
  FGIC, 5s, 2016                                           $ 1,390  $  1,486,230
 Commonwealth of Puerto Rico, Public
  Improvement, FGIC, 5.5s, 2016                              1,000     1,194,840
 Commonwealth of Puerto Rico, RITES,
  MBIA, 9.685s, 2019 + ++ ++                                 3,000     4,111,200
 Puerto Rico Municipal Finance Agency,
  RITES, FSA, 9.145s, 2017 + ++ ++                             900     1,127,646
                                                                      ----------
                                                                    $  7,919,916
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- SCHOOLS -- 1.7%
 Jefferson County, WV, Board of Education,
  FGIC, 6.85s, 2009 ++ ++ ++                               $ 1,680  $  2,077,958
 Monongalia County, WV, Board of Education,
  MBIA, 7s, 2005 ++ ++ ++                                      500       564,190
                                                                      ----------
                                                                    $  2,642,148
--------------------------------------------------------------------------------
HEALTH CARE REVENUE -- LONG TERM CARE -- 2.1%
 Harrison County, WV, Building Commission
  Rev. (Maplewood Retirement), AMBAC,
  5.25s, 2021                                              $ 2,625  $  2,745,776
 Monongalia County, WV, Health Facilities
  Rev. (Beverly Enterprises, Inc.), 5.625s, 2003                80        80,238
 Monongalia County, WV, Health Facilities
  Rev. (Beverly Enterprises, Inc.), 5.875s, 2007               500       488,910
                                                                      ----------
                                                                    $  3,314,924
--------------------------------------------------------------------------------
HEALTH/HOSPITALS -- 11.6%
 Berkeley County, WV, Hospital Rev., 6.5s, 2022            $ 2,500  $  2,537,050
 Kanawha County, WV, Building Commission
  Rev. (St. Francis Hospital), 7.5s, 2007 ++ ++ ++             160       181,896
 Ohio County, WV, County Commission Health
  System Rev. (Ohio Valley Medical Center),
  5.75s, 2013                                                  750       685,425
 Randolph County, WV, Community Health
  Systems Rev. (Davis Health Systems, Inc.),
  FSA, 5.2s, 2021                                            1,000     1,053,000
 Weirton, WV, Municipal Hospital Building
  Commission Rev. (Weirton Hospital
  Medical Center), 6.375s, 2031                                600       614,118
 West Virginia Hospital Finance Authority,
  Hospital Rev. (Cabell Huntington Hospital),
  AMBAC, 6.25s, 2019                                         5,000     5,340,500
 West Virginia Hospital Finance Authority,
  Hospital Rev. (Charleston Area Medical
  Center), 6.5s, 2023 ++ ++ ++                               2,000     2,507,300
 West Virginia Hospital Finance Authority,
  Hospital Rev. (Fairmont General Hospital),
  6.625s, 2019                                               2,000     1,978,080
 West Virginia Hospital Finance Authority,
  Hospital Rev. (General Division Medical
  Building), 7.25s, 2014                                   $ 2,000  $  2,089,940
 West Virginia Hospital Finance Authority,
  Hospital Rev. (West Virginia University
  Hospital), AMBAC, 5s, 2018                                 1,000     1,046,150
                                                                      ----------
                                                                    $ 18,033,459
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- CHEMICALS -- 1.3%
 Kanawha County, WV, Pollution Control Rev.
  (Union Carbide Corp.), 8s, 2020                          $ 2,000  $  2,016,540
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- OTHER -- 1.8%
 South Charleston, WV, Pollution Control
  Rev. (Union Carbide Corp.), 7.625s, 2005                 $ 2,500  $  2,783,750
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- PAPER -- 1.3%
 Braxton County, WV, Solid Waste
  Disposal Rev. (Weyerhaeuser Co.), 6.5s, 2025             $ 2,000  $  2,075,300
--------------------------------------------------------------------------------
INDUSTRIAL REVENUE -- RETAIL -- 2.6%
 Kanawha County, WV, Commercial
  Development Rev. (Kroger Co.), 8s, 2011                  $ 1,000  $  1,029,940
 Kanawha County, WV, Commercial
  Development Rev. (May Department
  Stores Co.), 6.5s, 2003                                    3,000     3,072,870
                                                                      ----------
                                                                    $  4,102,810
--------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE -- 0.7%
 Huntington, WV, Housing Corp. Rev.,
  FNMA, 7.5s, 2024                                         $   800  $    818,216
 Webster County, WV, Housing Development
  Rev. (Circlebrook), FHA, 6.35s, 2008                         320       333,290
                                                                      ----------
                                                                    $  1,151,506
--------------------------------------------------------------------------------
PARKING -- 0.9%
 West Virginia Economic Development
  Authority, Auto Lease Rev. (Capitol Parking
  Garage), AMBAC, 5.8s, 2020                               $ 1,260  $  1,438,680
--------------------------------------------------------------------------------
SALES AND EXCISE TAX REVENUE -- 0.3%
 Virgin Islands, Public Finance Authority
  Rev., 5.625s, 2025                                       $   500  $    509,525
--------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- LOCAL -- 0.7%
 Charles Town, WV, Residential Mortgage
  Rev., 6.2s, 2011                                         $   380  $    389,109
 Mason County, WV, Housing Rev., 0s, 2014                    1,700       704,616
                                                                      ----------
                                                                      $1,093,725
--------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE -- STATE -- 2.7%
 West Virginia State, Housing Development Fund
  Rev., 4.4s, 2012                                         $ 1,635    $1,718,418
 West Virginia State, Housing Development Fund
  Rev., 5.3s, 2023                                           1,000     1,025,980
 West Virginia State, Housing Development Fund
  Rev., 0s, 2037                                             9,000     1,417,140
                                                                      ----------
                                                                    $  4,161,538
--------------------------------------------------------------------------------
STATE AND LOCAL APPROPRIATION -- 15.7%
 Huntington, WV, Municipal Development
  Authority Rev., MBIA, 5.1s, 2018                         $ 1,740  $  1,851,865
 West Virginia Building Commission, Lease
  Rev., MBIA, 0s, 2007 ++ ++ ++                              3,150     2,767,149
 West Virginia Building Commission, Lease
  Rev., MBIA, 0s, 2008                                       3,050     2,566,117

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
 West Virginia Building Commission, Lease
  Rev., MBIA, 0s, 2009                                     $ 1,000  $    801,920
 West Virginia Building Commission, RITES,
  AMBAC, 8.768s, 2018 + ++ ++                                4,520     5,745,101
 West Virginia Building Commission,
  RITES, AMBAC, 8.768s, 2018 + ++ ++                         1,250     1,623,250
 West Virginia Economic Development
  Authority, Correctional Juvenile & Public,
  MBIA, 5.5s, 2013                                           1,000     1,165,910
 West Virginia Economic Development
  Authority, Correctional Juvenile & Public,
  MBIA, 5s, 2026                                             2,000     2,052,300
 West Virginia Economic Development
  Authority, State Office Building, 5s, 2020                 1,000     1,037,010
 West Virginia Parkways, Economic
  Development & Tourism Authority
  Rev., FGIC, 0s, 2006 ++ ++ ++                              2,500     2,290,600
 West Virginia School Building Authority,
  FSA, 5.25s, 2021                                           2,550     2,679,540
                                                                      ----------
                                                                     $24,580,762
--------------------------------------------------------------------------------
TURNPIKE REVENUE -- 5.5%
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 5.831s, 2003 ++ ++ ++                              $ 1,100  $  1,148,312
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 0s, 2005 ++ ++ ++                                    2,250     2,129,242
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 0s, 2007 ++ ++ ++                                    2,000     1,756,920
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 5s, 2008                                             1,000     1,112,330
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 0s, 2008 ++ ++ ++                                      610       513,224
 West Virginia Parkways Authority Rev.,
  Economic Development & Tourism,
  FGIC, 5.831s, 2019                                         1,900     1,970,642
                                                                      ----------
                                                                      $8,630,670
--------------------------------------------------------------------------------
UNIVERSITIES -- COLLEGES -- 7.6%
 Commonwealth of Puerto Rico, Industrial
  Tourist Educational (University Plaza),
  MBIA, 5s, 2021                                           $ 1,270  $  1,329,779
 Fairmont State College, College Rev.,
  FGIC, 5.375s, 2027                                         1,500     1,593,435
 State of West Virginia, College Rev.,
  5.125s, 2022                                               1,500     1,537,125
 State of West Virginia, Department of
  Higher Education (Marshall University),
  FGIC, 5.25s, 2019                                          1,680     1,800,053
 West Virginia University, University Systems
  Rev. (Marshall University), FGIC, 6s, 2020                 2,705     3,120,380
 West Virginia University, University Systems Rev.
  (West Virginia University), MBIA, 5.5s, 2013                 425       495,333
 West Virginia University, University Systems Rev.
  (West Virginia University), MBIA, 5.5s, 2020               1,700     1,956,003
                                                                      ----------
                                                                     $11,832,108
--------------------------------------------------------------------------------
UNIVERSITIES -- DORMATORIES -- 1.3%
 West Virgina University, West Virginia Dormitory
  Rev., AMBAC, 5s, 2022                                    $ 2,000  $  2,056,240
--------------------------------------------------------------------------------
UTILITIES -- INVESTOR OWNED -- 10.1%
 Marshall County, WV, Pollution Control Rev.
  (Ohio Power Co.), 6.85s, 2022                            $ 2,000  $  2,049,140
 Marshall County, WV, Pollution Control Rev.
  (Ohio Power Co.), MBIA, 6.85s, 2022                        3,150     3,227,616
 Mason County, WV, Pollution Control Rev.
  (Appalachian Power Co.), MBIA, 6.6s, 2022                  7,000     7,167,440
 Putnam County, WV, Pollution Control Rev.
  (Applachian Power Co.), MBIA, 6.6s, 2019                   3,200     3,277,632
                                                                      ----------
                                                                    $ 15,721,828
--------------------------------------------------------------------------------
WATER AND SEWER UTILITY REVENUE -- 10.0%
 Beckley, WV, Industrial Development Rev.
  (Beckley Water Co.), 7s, 2017                            $ 2,000  $  2,065,000
 Charleston, WV, Sewer Rev., MBIA, 6.5s, 2017                2,260     2,330,399
 Clarksburg, WV, Water Rev., FGIC, 5.25s, 2019               1,725     1,875,420
 West Virginia Water Development Authority,
  Infrastructure Rev., FSA, 5.5s, 2018                         390       429,203
 West Virginia Water Development Authority,
  Infrastructure Rev., FSA, 5.5s, 2019                         895       978,557
 West Virginia Water Development Authority Rev.,
  7.1s, 2009 ++ ++ ++                                          165       191,550
 West Virginia Water Development Authority Rev.,
  AMBAC, 6.25s, 2020                                         1,000     1,148,840
 West Virginia Water Development Authority Rev.,
  FSA, 6.2s, 2024                                            3,000     3,304,230
 West Virginia Water Development Authority Rev.,
  FSA, 5.25s, 2035                                           2,000     2,061,180
 West Virginia Water Development Authority Rev.,
  FSA, 5s, 2018                                              1,270     1,284,694
                                                                      ----------
                                                                    $ 15,669,073
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $138,233,039)               $152,011,599
--------------------------------------------------------------------------------
Floating Rate Demand Notes -- 1.3%
--------------------------------------------------------------------------------
 East Baton Rouge Parish, LA,
  Pollution Control Rev. Exxon Corp.,
  due 10/02/02                                             $   100     $ 100,000
 Harris County, TX, Hospital Rev. Methodist
  Hospital, due 10/02/02                                       400       400,000
 Harris County, TX, Industrial Development
  Corp. Shell Oil Co., due 10/02/02                            100       100,000
 Illinois Educational Facilities Authority Rev.,
  University Chicago Hospital, due 10/02/02                    200       200,000
 Lincoln County, WY, Pollution Control Rev.
  Exxon, due 10/02/02                                          100       100,000
 Maricopa County, AZ, Pollution Control Rev.
  Arizona Public Service Co., due 10/02/02                     100       100,000
 New Castle, PA, Area Hospital Authority
  Jameson Memorial Hospital, due 10/02/02                      125       125,000
 New York City, NY, Municipal Water Finance
  Authority Rev., due 10/02/02                                 100       100,000
 Pinellas County, FL, Health Facility
  Authority, due 10/02/02                                      300       300,000
 Putnam County, GA, Development Authority
  Georgia Power Co., due 10/02/02                              200       200,000
 Sevier County, TN, Public Building Authority,
  due 10/01/02                                                 200       200,000

--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
ISSUER                                               (000 OMITTED)        VALUE
--------------------------------------------------------------------------------
 Uinta County, WY, Pollution Control Rev.
  Chevron, due 10/02/02                                      $ 200  $    200,000
--------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                $  2,125,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $140,358,039)                   $154,136,599

Other Assets, Less Liabilities -- 1.4%                                 2,129,530
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $156,266,129
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO FOOTNOTES
       * Non-income producing security -- in default
   ++ ++ Inverse floating rate security
++ ++ ++ Refunded bond
       + Restricted security
       # Security segregated as collateral for an open futures contracts

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)

                                                                            MISSISSIPPI      NEW YORK  NORTH CAROLINA  PENNSYLVANIA
SEPTEMBER 30, 2002                                                                 FUND          FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments --
    Identified cost                                                         $89,679,702  $159,509,075    $375,196,500  $ 94,597,156
    Unrealized appreciation                                                   7,582,411    19,540,985      37,068,404     7,098,866
                                                                            -----------  ------------    ------------  ------------
        Total, at value                                                     $97,262,113  $179,050,060    $412,264,904  $101,696,022
  Cash                                                                           23,675        93,267          35,118        18,551

  Receivable for investments sold                                               225,881          --              --          40,000
  Receivable for fund shares sold                                                56,526     1,720,735         388,491       485,930
  Interest receivable                                                         1,445,968     2,659,356       5,909,576     1,481,601
  Other assets                                                                      504           968           2,823           451
                                                                            -----------  ------------    ------------  ------------
        Total assets                                                        $99,014,667  $183,524,386    $418,600,912  $103,722,555
                                                                            -----------  ------------    ------------  ------------
LIABILITIES:
  Distributions payable                                                     $   387,058  $    653,188    $  1,500,233  $    353,149
  Payable for daily variation margin on open future contracts                      --           9,219            --           3,437
  Payable for investments purchased                                                --       1,172,748       3,354,452     1,801,170
  Payable for fund shares reacquired                                             24,967        70,642         416,665        64,523
  Payable to affiliates --
    Management fee                                                                2,823         5,152          11,836         2,897
    Shareholder servicing agent fee                                                 806         1,471           3,382          --
    Distribution and service fee                                                  2,817         6,669          16,632        15,990
  Accrued expenses and other liabilities                                         47,826        68,722          96,814          --
                                                                            -----------  ------------    ------------  ------------
        Total liabilities                                                   $   466,297  $  1,987,811    $  5,400,014  $  2,241,166
                                                                            -----------  ------------    ------------  ------------
NET ASSETS                                                                  $98,548,370  $181,536,575    $413,200,898  $101,481,389
                                                                            -----------  ------------    ------------  ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $93,159,496  $162,992,723    $377,158,016  $ 96,181,148
  Unrealized appreciation on investments                                      7,582,412    19,238,609      37,068,404     6,986,116
  Accumulated net realized loss on investments                               (2,103,519)     (277,449)       (153,159)   (1,565,788)
  Accumulated distributions in excess of net investment income                  (90,019)     (417,308)       (872,363)     (120,087)
                                                                            -----------  ------------    ------------  ------------
        Total                                                               $98,548,370  $181,536,575    $413,200,898  $101,481,389
                                                                            -----------  ------------    ------------  ------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A                                                                     8,468,560    11,371,664      26,024,503     6,007,877
  Class B                                                                     1,206,652     3,165,789       4,919,912     3,762,349
  Class C                                                                          --       1,044,250       2,355,844          --
                                                                            -----------  ------------    ------------  ------------
        Total shares of beneficial interest outstanding                       9,675,212    15,581,703      33,300,259     9,770,226
                                                                            -----------  ------------    ------------  ------------
NET ASSETS:
  Class A                                                                   $86,245,944  $132,575,393    $322,999,334  $ 62,342,319
  Class B                                                                    12,302,426    36,804,669      60,999,016    39,139,070
  Class C                                                                          --      12,156,513      29,202,548          --
                                                                            -----------  ------------    ------------  ------------
        Total net assets                                                    $98,548,370  $181,536,575    $413,200,898  $101,481,389
                                                                            -----------  ------------    ------------  ------------
CLASS A SHARES:
  NET ASSET VALUE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)            $10.18        $11.66          $12.41        $10.38
                                                                                 ------        ------          ------        ------
  OFFERING PRICE PER SHARE (100 DIVIDED BY 95.25 OF NET ASSET VALUE
    PER SHARE)                                                                   $10.69        $12.24          $13.03        $10.90
                                                                                 ------        ------          ------        ------
CLASS B SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)            $10.20        $11.63          $12.40        $10.40
                                                                                 ------        ------          ------        ------
CLASS C SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              --          $11.64          $12.40          --
                                                                                 ------        ------          ------        ------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
SEPTEMBER 30, 2002                                                             FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments --
    Identified cost                                                    $154,880,733    $131,621,749    $319,376,383    $140,358,039
    Unrealized appreciation                                              16,383,727      12,177,802      28,855,591      13,778,560
                                                                       ------------    ------------    ------------    ------------
        Total, at value                                                $171,264,460    $143,799,551    $348,231,974    $154,136,599
  Cash                                                                       63,508           6,984          92,347           8,334
  Receivable for investments sold                                              --         1,020,000       1,235,000          45,000
  Receivable for fund shares sold                                           196,858         412,031         517,639         178,682
  Interest receivable                                                     2,486,809       2,006,070       5,325,527       2,638,667
  Other assets                                                                1,168             837           2,694             961
                                                                       ------------    ------------    ------------    ------------
        Total assets                                                   $174,012,803    $147,245,473    $355,405,181    $157,008,243
                                                                       ------------    ------------    ------------    ------------
LIABILITIES:
  Distributions payable                                                $    641,228    $    525,644    $  1,297,873    $    594,899
  Payable for investments purchased                                       2,320,142            --           733,485            --
  Payable for fund shares reacquired                                         54,190          49,804         641,326          67,639
  Payable to affiliates --
    Management fee                                                            4,894           4,197          10,108           4,474
    Shareholder servicing agent fee                                           1,398           1,199           2,888           1,278
    Distribution and service fee                                              6,847           5,732          12,131           5,512
  Accrued expenses and other liabilities                                     68,310          70,796         115,511          68,312
                                                                       ------------    ------------    ------------    ------------
        Total liabilities                                              $  3,097,009    $    657,372    $  2,813,322    $    742,114
                                                                       ------------    ------------    ------------    ------------
NET ASSETS                                                             $170,915,794    $146,588,101    $352,591,859    $156,266,129
                                                                       ------------    ------------    ------------    ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $156,758,376    $134,969,761    $328,911,526    $145,833,631
  Unrealized appreciation on investments                                 16,383,727      12,177,802      28,855,591      13,778,560
  Accumulated net realized loss on investments                           (2,486,752)       (343,563)     (4,179,592)     (2,961,036)
  Accumulated undistributed (distributions in excess of) net
    investment income                                                       260,443        (215,899)       (995,666)       (385,026)
                                                                       ------------    ------------    ------------    ------------
        Total                                                          $170,915,794    $146,588,101    $352,591,859    $156,266,129
                                                                       ------------    ------------    ------------    ------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  Class A                                                                10,562,240      10,662,800      26,711,137      11,454,364
  Class B                                                                 2,898,020       2,614,790       2,208,187       1,644,446
  Class C                                                                      --              --         1,027,513            --
                                                                       ------------    ------------    ------------    ------------
        Total shares of beneficial interest outstanding                  13,460,260      13,277,590      29,946,837      13,098,810
                                                                       ------------    ------------    ------------    ------------
NET ASSETS:
  Class A                                                              $134,137,284    $117,735,724    $314,515,679    $136,657,137
  Class B                                                                36,778,510      28,852,377      25,980,234      19,608,992
  Class C                                                                      --              --        12,095,946            --
                                                                       ------------    ------------    ------------    ------------
        Total net assets                                               $170,915,794    $146,588,101    $352,591,859    $156,266,129
                                                                       ------------    ------------    ------------    ------------
CLASS A SHARES:
  NET ASSET VALUE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)        $12.70          $11.04          $11.77          $11.93
                                                                             ------          ------          ------          ------
  OFFERING PRICE PER SHARE (100 DIVIDED BY 95.25 OF NET ASSET VALUE
    PER SHARE)                                                               $13.33          $11.59          $12.36          $12.52
                                                                             ------          ------          ------          ------
CLASS B SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)        $12.69          $11.03          $11.77          $11.92
                                                                             ------          ------          ------          ------
CLASS C SHARES:
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)          --              --            $11.77            --
                                                                             ------          ------          ------          ------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

Statements of Operations (Unaudited)

                                                                          MISSISSIPPI       NEW YORK  NORTH CAROLINA   PENNSYLVANIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                              FUND           FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Interest income                                                          $2,440,050    $ 4,650,231     $10,990,924     $2,172,429
                                                                           ----------    -----------     -----------     ----------
   Expenses --
    Management fee                                                         $  252,416    $   465,377     $ 1,098,433     $  236,199
    Trustees' compensation                                                     16,190         15,434          21,040         17,053
    Shareholder servicing agent fee                                            45,844         84,506         199,415         42,951
    Distribution and service fee (Class A)                                       --          156,619         548,229         18,621
    Distribution and service fee (Class B)                                     44,164        163,327         295,808        143,983
    Distribution and service fee (Class C)                                       --           55,261         131,975           --
    Administrative fee                                                          4,500          8,371          19,925          4,205
    Custodian fee                                                              20,253         40,215          91,455         20,950
    Printing                                                                    1,915          4,251           5,206          4,218
    Postage                                                                       898          2,560           4,949          1,806
    Auditing fees                                                              15,200         15,200          15,200         15,200
    Legal fees                                                                  4,746          1,015           2,227          1,757
    Registration Fees                                                          17,724
    Miscellaneous                                                              22,330         97,723          74,640         35,224
                                                                           ----------    -----------     -----------     ----------
        Total expenses                                                     $  446,180    $ 1,109,859     $ 2,508,502     $  542,167
    Fees paid indirectly                                                       (1,104)        (2,402)         (5,719)        (1,489)
    Reduction of expenses by investment adviser                               (91,961)      (169,605)       (400,480)      (227,777)
                                                                           ----------    -----------     -----------     ----------
        Net expenses                                                       $  353,115    $   937,852     $ 2,102,303     $  312,901
                                                                           ----------    -----------     -----------     ----------
          Net investment income                                            $2,086,935    $ 3,712,379     $ 8,888,621     $1,859,528
                                                                           ----------    -----------     -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis) --
    Investment transactions                                                $   46,650    $   377,194     $ 1,014,078     $  186,445
    Futures contracts                                                            --         (237,353)           --         (150,597)
                                                                           ----------    -----------     -----------     ----------
        Net realized gain on investments                                   $   46,650    $   139,841     $ 1,014,078     $   35,848
                                                                           ----------    -----------     -----------     ----------
  Change in unrealized appreciation (depreciation) --
    Investments                                                            $5,518,957    $11,101,498     $23,465,954     $5,792,422
    Futures contracts                                                            --         (323,622)           --         (123,035)
                                                                           ----------    -----------     -----------     ----------
          Net unrealized gain on investments                               $5,518,957    $10,777,876     $23,465,954     $5,669,387
                                                                           ----------    -----------     -----------     ----------
            Net realized and unrealized gain on investments                $5,565,607    $10,917,717     $24,480,032     $5,705,235
                                                                           ----------    -----------     -----------     ----------
              Increase in net assets from operations                       $7,652,542    $14,630,096     $33,368,653     $7,564,763
                                                                           ----------    -----------     -----------     ----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  SOUTH CAROLINA        TENNESSEE         VIRGINIA    WEST VIRGINIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                         FUND             FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Interest income                                                    $ 4,621,788      $ 3,669,926      $ 9,611,078      $ 4,239,739
                                                                     -----------      -----------      -----------      -----------
  Expenses --
    Management fee                                                   $   444,521      $   374,299      $   947,204      $   403,540
    Trustees' compensation                                                16,831           14,098           17,596           17,350
    Shareholder servicing agent fee                                       80,713           67,984          171,930           73,287
    Distribution and service fee (Class A)                               221,250          190,032          536,253          225,443
    Distribution and service fee (Class B)                               174,987          136,889          132,032           88,737
    Distribution and service fee (Class C)                                  --               --             55,117             --
    Administrative fee                                                     8,011            6,673           17,270            7,237
    Custodian fee                                                         36,046           31,029           78,895           33,851
    Printing                                                               4,083            3,852           12,852            2,948
    Postage                                                                1,920            1,357            4,935            1,721
    Auditing fees                                                         15,200           15,200           15,200           15,200
    Legal fees                                                             1,305            2,398            2,235            1,908
    Miscellaneous                                                         53,058           69,185          118,235           66,414
                                                                     -----------      -----------      -----------      -----------
        Total expenses                                               $ 1,057,925      $   912,996      $ 2,109,754      $   937,636
    Fees paid indirectly                                                  (1,669)          (1,262)          (4,458)          (2,138)
    Reduction of expenses by investment adviser                         (162,024)        (136,356)        (345,449)        (147,037)
                                                                     -----------      -----------      -----------      -----------
        Net expenses                                                 $   894,232      $   775,378      $ 1,759,847      $   788,461
                                                                     -----------      -----------      -----------      -----------
          Net investment income                                      $ 3,727,556      $ 2,894,548      $ 7,851,231      $ 3,451,278
                                                                     -----------      -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) (identified cost basis) --
    Investment transactions                                          $   231,655      $   (11,684)     $   121,267      $    13,837
    Futures contracts                                                       --             42,139          (77,815)            --
                                                                     -----------      -----------      -----------      -----------
        Net realized gain on investments                             $   231,655      $    30,455      $    43,452      $    13,837
                                                                     -----------      -----------      -----------      -----------
  Change in unrealized appreciation (depreciation) --
    Investments                                                      $ 9,054,108      $ 7,901,285      $19,160,699      $ 7,747,587
    Futures contracts                                                       --             43,750          (26,514)            --
                                                                     -----------      -----------      -----------      -----------
          Net unrealized gain on investments                         $ 9,054,108      $ 7,945,035      $19,134,185      $ 7,747,587
                                                                     -----------      -----------      -----------      -----------
            Net realized and unrealized gain on investments          $ 9,285,763      $ 7,975,490      $19,177,637      $ 7,761,424
                                                                     -----------      -----------      -----------      -----------
              Increase in net assets from operations                 $13,013,319      $10,870,038      $27,028,868      $11,212,702
                                                                     -----------      -----------      -----------      -----------

SEE NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets (Unaudited)

                                                                        MISSISSIPPI        NEW YORK  NORTH CAROLINA    PENNSYLVANIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations --
  Net investment income                                                 $ 2,086,935    $  3,712,379    $  8,888,621    $  1,859,528
  Net realized gain on investments                                           46,650         139,841       1,014,078          35,848
  Net unrealized gain on investments                                      5,518,957      10,777,876      23,465,954       5,669,387
                                                                        -----------    ------------    ------------    ------------
    Increase in net assets from operations                              $ 7,652,542    $ 14,630,096    $ 33,368,653    $  7,564,763
                                                                        -----------    ------------    ------------    ------------

Distributions declared to shareholders --
  From net investment income (Class A)                                  $(2,049,607)   $ (2,992,686)   $ (7,344,827)   $ (1,290,440)
  From net investment income (Class B)                                     (226,030)       (657,659)     (1,195,531)       (652,776)
  From net investment income (Class C)                                         --          (222,570)       (532,208)           --
                                                                        -----------    ------------    ------------    ------------
        Total distributions declared to shareholders                    $(2,275,637)   $ (3,872,915)   $ (9,072,566)   $ (1,943,216)
                                                                        -----------    ------------    ------------    ------------

Fund share (principal) transactions --
  Net proceeds from sale of shares                                      $ 9,988,742    $ 22,112,500    $ 21,319,400    $ 26,177,345
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                                      1,142,650       2,474,590       5,875,817       1,123,600
  Cost of shares reacquired                                              (4,140,447)    (15,605,635)    (22,815,042)     (7,388,346)
                                                                        -----------    ------------    ------------    ------------
  Net increase in net assets from
    fund share transactions                                             $ 6,990,945    $  8,981,455    $  4,380,175    $ 19,912,599
                                                                        -----------    ------------    ------------    ------------
        Total increase in net assets                                    $12,367,850    $ 19,738,636    $ 28,676,262    $ 25,534,146
                                                                        -----------    ------------    ------------    ------------
NET ASSETS:
  At beginning of period                                                 86,180,520     161,797,939     384,524,636      75,947,243
                                                                        -----------    ------------    ------------    ------------
  At end of period                                                      $98,548,370    $181,536,575    $413,200,898    $101,481,389
                                                                        -----------    ------------    ------------    ------------
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD             $   (90,018)   $   (417,308)   $   (872,363)   $   (120,087)
                                                                        -----------    ------------    ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SOUTH CAROLINA       TENNESSEE        VIRGINIA    WEST VIRGINIA
SIX MONTHS ENDED SEPTEMBER 30, 2002                                            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations --
  Net investment income                                                $  3,727,556    $  2,894,548    $  7,851,231    $  3,451,278
  Net realized gain on investments                                          231,655          30,455          43,452          13,837
  Net unrealized gain on investments                                      9,054,108       7,945,035      19,134,185       7,747,587
                                                                       ------------    ------------    ------------    ------------
    Increase in net assets from operations                             $ 13,013,319    $ 10,870,038    $ 27,028,868    $ 11,212,702
                                                                       ------------    ------------    ------------    ------------

Distributions declared to shareholders --
  From net investment income (Class A)                                 $ (3,050,640)   $ (2,508,591)   $ (7,079,225)   $ (3,097,161)
  From net investment income (Class B)                                     (731,187)       (543,902)       (525,051)       (368,354)
  From net investment income (Class C)                                         --              --          (218,420)           --
                                                                       ------------    ------------    ------------    ------------
        Total distributions declared to shareholders                   $ (3,781,827)   $ (3,052,493)   $ (7,822,696)   $ (3,465,515)
                                                                       ------------    ------------    ------------    ------------

Fund share (principal) transactions --
  Net proceeds from sale of shares                                     $ 13,970,424    $ 17,987,160    $ 14,589,850    $ 12,990,054
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                                      1,920,069       1,746,648       4,185,915       2,215,457
  Cost of shares reacquired                                              (9,783,076)     (8,440,652)    (22,067,048)     (4,794,450)
                                                                       ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from
    fund share transactions                                            $  6,107,417    $ 11,293,156    $ (3,291,283)   $ 10,411,061
                                                                       ------------    ------------    ------------    ------------
        Total increase in net assets                                   $ 15,338,909    $ 19,110,701    $ 15,914,889    $ 18,158,248
                                                                       ------------    ------------    ------------    ------------
NET ASSETS:
  At beginning of period                                                155,576,885     127,477,400     336,676,970     138,107,881
                                                                       ------------    ------------    ------------    ------------
  At end of period                                                     $170,915,794    $146,588,101    $352,591,859    $156,266,129
                                                                       ------------    ------------    ------------    ------------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD            $    260,443    $   (215,899)   $   (995,666)   $   (385,026)
                                                                       ------------    ------------    ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         MISSISSIPPI        NEW YORK  NORTH CAROLINA   PENNSYLVANIA
YEAR ENDED MARCH 31, 2002                                                       FUND            FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations --
  Net investment income                                                  $ 4,083,197    $  7,627,244    $ 18,060,739    $ 3,054,366
  Net realized gain (loss) on investments                                      4,346         (93,926)        696,191         98,582
  Net unrealized loss on investments                                      (1,471,406)     (2,712,994)     (7,699,105)    (1,141,702)
                                                                         -----------    ------------    ------------    -----------
    Increase in net assets from operations                               $ 2,616,137    $  4,820,324    $ 11,057,825    $ 2,011,246
                                                                         -----------    ------------    ------------    -----------

Distributions declared to shareholders --
  From net investment income (Class A)                                   $(3,683,279)   $ (6,099,683)   $(14,635,617)   $(2,075,976)
  From net investment income (Class B)                                      (482,910)     (1,164,471)     (2,529,240)    (1,011,079)
  From net investment income (Class C)                                          --          (396,439)       (895,882)          --
  In excess of net investment income (Class A)                                  --          (147,928)       (169,027)       (18,657)
  In excess of net investment income (Class B)                                  --           (28,240)        (29,210)        (9,086)
  In excess of net investment income (Class C)                                  --            (9,614)        (10,347)          --
                                                                         -----------    ------------    ------------    -----------
        Total distributions declared to shareholders                     $(4,166,189)   $ (7,846,375)   $(18,269,323)   $(3,114,798)
                                                                         -----------    ------------    ------------    -----------

Fund share (principal) transactions --
  Net proceeds from sale of shares                                       $16,084,158    $ 32,684,225    $ 38,799,316    $33,021,045
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                          1,814,692       4,476,040       9,894,770      1,638,362
  Cost of shares reacquired                                               (8,612,035)    (32,758,978)    (44,952,888)    12,277,890)
                                                                         -----------    ------------    ------------    -----------
  Net increase in net assets from
    fund share transactions                                              $ 9,286,815    $  4,401,287    $  3,741,198    $22,381,517
                                                                         -----------    ------------    ------------    -----------
        Total increase (decrease) in net assets                          $ 7,736,763    $  1,375,236    $ (3,470,300)   $21,277,965
                                                                         -----------    ------------    ------------    -----------
NET ASSETS:
  At beginning of period                                                  78,443,757     160,422,703     387,994,936     54,669,278
                                                                         -----------    ------------    ------------    -----------
  At end of period                                                       $86,180,520    $161,797,939    $384,524,636    $75,947,243
                                                                         -----------    ------------    ------------    -----------
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD              $    98,683    $   (256,772)   $   (688,418)   $   (36,399)
                                                                         -----------    ------------    ------------    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     SOUTH CAROLINA       TENNESSEE        VIRGINIA   WEST VIRGINIA
YEAR ENDED MARCH 31, 2002                                                      FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations --
  Net investment income (loss)                                         $  7,484,626    $  5,676,822    $ 16,134,403    $  6,676,060
  Net realized loss on investments                                          325,349         499,255        (379,579)        (83,515)
  Net unrealized loss on investments                                     (2,328,148)     (2,271,596)     (6,224,413)     (1,631,638)
                                                                       ------------    ------------    ------------    ------------
    Increase in net assets from operations                             $  5,481,827    $  3,904,481    $  9,530,411    $  4,960,907
                                                                       ------------    ------------    ------------    ------------

Distributions declared to shareholders --
  From net investment income (Class A)                                 $ (5,948,768)   $ (4,679,266)   $(14,517,193)   $ (5,833,533)
  From net investment income (Class B)                                   (1,469,369)     (1,049,380)     (1,239,941)       (700,986)
  From net investment income (Class C)                                         --              --          (377,269)           --
  In excess of net investment income (Class A)                                 --           (35,365)        (47,137)           --
  In excess of net investment income (Class B)                                 --            (7,931)         (4,026)           --
  In excess of net investment income (Class C)                                 --              --            (1,225)           --
                                                                       ------------    ------------    ------------    ------------
        Total distributions declared to shareholders                   $ (7,418,137)   $ (5,771,942)   $(16,186,791)   $ (6,534,519)
                                                                       ------------    ------------    ------------    ------------

Fund share (principal) transactions --
  Net proceeds from sale of shares                                     $ 23,124,168    $ 17,311,737    $ 31,528,216    $ 13,238,658
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                         3,745,287       2,809,853       7,643,075       3,578,869
  Cost of shares reacquired                                             (23,187,003)    (13,530,016)    (37,255,389)    (12,168,435)
                                                                       ------------    ------------    ------------    ------------
  Net increase in net assets from Fund share transactions              $  3,682,452    $  6,591,574    $  1,915,902    $  4,649,092
                                                                       ------------    ------------    ------------    ------------
        Total increase (decrease) in net assets                        $  1,746,142    $  4,724,113    $ (4,740,478)   $  3,075,480
                                                                       ------------    ------------    ------------    ------------
NET ASSETS:
  At beginning of period                                                153,830,743     122,753,287     341,417,448     135,032,401
                                                                       ------------    ------------    ------------    ------------
  At end of period                                                     $155,576,885    $127,477,400    $336,676,970    $138,107,881
                                                                       ------------    ------------    ------------    ------------
  Accumulated undistributed (distributions in excess of)
    net investment income (loss) included in net assets
    at end of period                                                   $    314,714    $    (57,954)   $ (1,024,201)   $   (370,789)
                                                                       ------------    ------------    ------------    ------------

SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                          MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                         (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                     $  9.61     $  9.78     $  9.37     $  9.93     $  9.88     $  9.35
                                                           -------     -------     -------     -------     -------     -------
Income from investment operations#Sections --
   Net investment incomeSection                            $  0.23     $  0.49     $  0.50     $  0.50     $  0.49     $  0.49
   Net realized and unrealized gain (loss) on
     investments                                              0.59       (0.16)       0.41       (0.56)       0.06        0.52
                                                           -------     -------     -------     -------     -------     -------
     Total from investment operations                      $  0.82     $  0.33     $  0.91     $ (0.06)    $  0.55     $  1.01
                                                           -------     -------     -------     -------     -------     -------
Less distributions declared to shareholders
   from net investment income                              $ (0.25)    $ (0.50)    $ (0.50)    $ (0.50)    $ (0.50)    $ (0.48)
                                                           -------     -------     -------     -------     -------     -------
Net asset value -- end of period                           $ 10.18     $  9.61     $  9.78     $  9.37     $  9.93     $  9.88
                                                           -------     -------     -------     -------     -------     -------

Total return=/=                                               8.63%++     3.45%      10.02%      (0.58)%      5.62%      11.02%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                 0.68%+      0.65%       0.65%       0.66%       0.73%       0.78%
   Net investment incomeSections                              4.65%+      5.05%       5.28%       5.22%       4.94%       5.04%
PORTFOLIO TURNOVER                                              16%          6%         19%         18%          6%         18%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $86,246     $76,004     $67,458     $66,173     $66,869     $66,061

Section The investment advisor voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

       Net investment incomeSections                       $  0.22     $  0.47     $  0.48     $  0.48     $  0.48     $  0.48
       RATIOS (TO AVERAGE NET ASSETS):
          Expenses##                                          0.88%+      0.85%       0.85%       0.84%       0.85%       0.85%
          Net investment incomeSections                       4.45%+      4.85%       5.08%       5.04%       4.82%       4.97%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than $0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
+         Annualized.
++        Not annualized.
#         Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.
=/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------
                                                           MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS B
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                      $  9.62     $  9.79     $  9.38     $  9.94     $  9.89     $  9.36
                                                            -------     -------     -------     -------     -------     -------
Income from investment operations#Sections --
   Net investment incomeSection                             $  0.19     $  0.42     $  0.43     $  0.42     $  0.41     $  0.41
   Net realized and unrealized gain (loss) on investments      0.60       (0.17)       0.41       (0.56)       0.06        0.53
                                                            -------     -------     -------     -------     -------     -------
     Total from investment operations                       $  0.79     $  0.25     $  0.84     $ (0.14)    $  0.47     $  0.94
                                                            -------     -------     -------     -------     -------     -------
Less distributions declared to shareholders
   from net investment income                               $ (0.21)    $ (0.42)    $ (0.43)    $ (0.42)    $ (0.42)    $ (0.41)
                                                            -------     -------     -------     -------     -------     -------
Net asset value -- end of period                            $ 10.20     $  9.62     $  9.79     $  9.38     $  9.94     $  9.89
                                                            -------     -------     -------     -------     -------     -------
Total return                                                   8.28%++     2.62%       9.17%      (1.37)%      4.80%      10.15%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                  1.50%+      1.45%       1.43%       1.46%       1.51%       1.56%
   Net investment incomeSections                               3.81%+      4.23%       4.50%       4.41%       4.16%       4.26%
PORTFOLIO TURNOVER                                               16%          6%         19%         18%          6%         18%
NET ASSETS AT END OF PERIOD (000 OMITTED)                   $12,302     $10,177     $10,986     $10,786     $11,465     $10,717

Section The investment advisor voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                               $  0.18     $  0.40     $  0.40     $  0.41     $  0.40     $  0.40
RATIOS (TO AVERAGE NET ASSETS):
Expenses##                                                     1.70%+      1.65%       1.63%       1.64%       1.63%       1.63%
Net investment incomeSections                                  3.61%+      4.03%       4.30%       4.23%       4.04%       4.19%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by less than $0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
+         Annualized.
++        Not annualized.
+++       Per share amount was less than $0.01.
#         Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                            NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                    $  10.94     $  11.14     $  10.58     $  11.27     $  11.26     $  10.60
                                                          --------     --------     --------     --------     --------     --------
Income from investment operations#Sections --
   Net investment incomeSection                           $   0.26     $   0.53     $   0.55     $   0.55     $   0.56     $   0.57
   Net realized and unrealized gain (loss) on
     investments                                              0.73        (0.18)        0.57        (0.69)        0.01         0.64
                                                          --------     --------     --------     --------     --------     --------
     Total from investment operations                     $   0.99     $   0.35     $   1.12     $  (0.14)    $   0.57     $   1.21
                                                          --------     --------     --------     --------     --------     --------
Less distributions declared to shareholders --
   From net investment income                             $  (0.27)    $  (0.54)    $  (0.55)    $  (0.55)    $  (0.56)    $  (0.55)
   In excess of net investment income                         --          (0.01)       (0.01)        --          (0.00)+++     --

     Total distributions declared to shareholders         $  (0.27)    $  (0.55)    $  (0.56)    $  (0.55)    $  (0.56)    $  (0.55)
                                                          --------     --------     --------     --------     --------     --------
Net asset value -- end of period                          $  11.66     $  10.94     $  11.14     $  10.58     $  11.27     $  11.26
                                                          --------     --------     --------     --------     --------     --------
Total return=/=                                               9.14%++      3.16%       10.75%       (1.06)%       5.14%       11.59%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                 0.92%+       0.88%        0.86%        0.85%        0.93%        1.03%
   Net investment incomeSections                              4.59%+       4.80%        5.10%        5.14%        4.93%        5.14%
PORTFOLIO TURNOVER                                              11%          18%          35%          38%          26%          41%
NET ASSETS AT END OF PERIOD (000 OMITTED)                 $132,575     $121,717     $125,917     $101,403     $116,767     $119,376

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                             $   0.25     $   0.51     $   0.52     $   0.53     $   0.55     $   0.56
RATIOS (TO AVERAGE NET ASSETS):
   Expenses##                                                 1.12%+       1.08%        1.06%        1.03%       1.05%         1.10%
   Net investment incomeSections                              4.39%+       4.60%        4.90%        4.96%       4.81%         5.07%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
+         Annualized
++        Not annualized.
+++       Per share amount was less than $0.01.
#         Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.
=/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                            NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                     $ 10.93     $ 11.13     $ 10.58     $ 11.27     $ 11.26     $ 10.59
                                                           -------     -------     -------     -------     -------     -------
Income from investment operations#Sections --
   Net investment incomeSection                            $  0.21     $  0.45     $  0.46     $  0.47     $  0.47     $  0.49
   Net realized and unrealized gain (loss) on
     investments                                              0.72       (0.19)       0.57       (0.69)       0.01        0.64
                                                           -------     -------     -------     -------     -------     -------
     Total from investment operations                      $  0.93     $  0.26     $  1.03     $ (0.22)    $  0.48     $  1.13
                                                           -------     -------     -------     -------     -------     -------
Less distributions declared to shareholders --
   From net investment income                              $ (0.23)    $ (0.45)    $ (0.47)    $ (0.47)    $ (0.47)    $ (0.46)
   In excess of net investment income                        --          (0.01)      (0.01)      --          (0.00)+++      --

     Total distributions declared to shareholders          $ (0.23)    $ (0.46)    $ (0.48)    $ (0.47)    $ (0.47)    $ (0.46)
                                                           -------     -------     -------     -------     -------     -------
Net asset value -- end of period                           $ 11.63     $ 10.93     $ 11.13     $ 10.58     $ 11.27     $ 11.26
                                                           -------     -------     -------     -------     -------     -------
Total return                                                  8.56%++     2.39%       9.94%      (1.89)%      4.46%      10.78%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                 1.67%+      1.63%       1.61%       1.60%       1.68%       1.78%
   Net investment incomeSections                              3.83%+      4.05%       4.33%       4.38%       4.18%       4.39%
PORTFOLIO TURNOVER                                              11%         18%         35%         38%         26%         41%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $36,805     $29,903     $25,928     $20,224     $30,408     $26,618

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                              $  0.20     $  0.43     $  0.44     $  0.45     $  0.46     $  0.48
RATIOS (TO AVERAGE NET ASSETS):
   Expenses##                                                 1.87%+      1.83%       1.81%       1.78%       1.80%       1.85%
   Net investment incomeSections                              3.63%+      3.85%       4.13%       4.20%       4.06%       4.32%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
+         Annualized
++        Not annualized.
+++ Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                            NEW YORK FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED
                                                         SEPTEMBER 30, 2002           YEAR ENDED        PERIOD ENDED
                                                                (UNAUDITED)       MARCH 31, 2002     MARCH 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                              $ 10.93              $ 11.13              $10.91
                                                                    -------              -------              ------
Income from investment operations#Sections --
   Net investment incomeSection                                     $  0.22              $  0.45              $ 0.14
   Net realized and unrealized gain (loss) on investments              0.72                (0.18)               0.23
                                                                    -------              -------              ------
     Total from investment operations                               $  0.94              $  0.27              $ 0.37
                                                                    -------              -------              ------
Less distributions declared to shareholders --
   From net investment income                                       $ (0.23)             $ (0.46)             $(0.14)
   In excess of net investment income                                 (0.01)               (0.01)

     Total distributions declared to shareholders                   $ (0.23)             $ (0.47)             $(0.15)
                                                                    -------              -------              ------
Net asset value -- end of period                                    $ 11.64              $ 10.93              $11.13
                                                                    -------              -------              ------
Total return                                                           8.65%++              2.39%               3.36%++
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                          1.67%+               1.63%               1.61%+
   Net investment incomeSections                                       3.83%+               4.05%               4.20%+
PORTFOLIO TURNOVER                                                       11%                  18%                 35%
NET ASSETS AT END OF PERIOD (000 OMITTED)                           $12,157              $10,178              $8,578

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                                       $  0.20              $  0.43              $ 0.14
RATIOS (TO AVERAGE NET ASSETS):
   Expenses##                                                          1.87%+               1.83%               1.81%+
   Net investment incomeSections                                       3.63%+               3.85%               4.00%+

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
* For the period from the inception of Class C shares, December 11, 2000, through March 31, 2001.
+         Annualized.
++        Not annualized.
#         Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                           NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                     $  11.68    $  11.89    $  11.35    $  12.14    $  12.15    $  11.56
                                                           --------    --------    --------    --------    --------    --------
Income from investment operations#Sections --
   Net investment incomeSection                            $   0.28    $   0.57    $   0.58    $   0.59    $   0.59    $   0.59
   Net realized and unrealized gain (loss) on
     investments                                               0.73       (0.21)       0.55       (0.80)      (0.02)       0.59
                                                           --------    --------    --------    --------    --------    --------
     Total from investment operations                      $   1.01    $   0.36    $   1.13    $  (0.21)   $   0.57    $   1.18
                                                           --------    --------    --------    --------    --------    --------
Less distributions declared to shareholders --
   From net investment income                              $  (0.28)   $  (0.57)   $  (0.58)   $  (0.58)   $  (0.58)   $  (0.59)
   In excess of net investment income                         --          (0.00)+++   (0.01)        --         --           --
                                                           --------    --------    --------    --------    --------    --------
     Total distributions declared to shareholders          $  (0.28)   $  (0.57)   $  (0.59)   $  (0.58)   $  (0.58)   $  (0.59)
                                                           --------    --------    --------    --------    --------    --------
Net asset value -- end of period                           $  12.41    $  11.68    $  11.89    $  11.35    $  12.14    $  12.15
                                                           --------    --------    --------    --------    --------    --------
Total return=/=                                                8.75%++     3.08%      10.20%      (1.67)%      4.76%      10.36%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                  0.91%+      0.92%       0.91%       0.91%       0.98%       1.03%
   Net investment incomeSections                               4.59%+      4.78%       5.03%       5.07%       4.76%       4.92%
PORTFOLIO TURNOVER                                               10%         13%         27%          9%         30%         24%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $322,999    $303,250    $308,447    $310,624    $364,576    $380,595

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                              $   0.26    $   0.54    $   0.56    $   0.57    $   0.57        $0.58
RATIOS(TO AVERAGE NET ASSETS):
Expenses##                                                     1.11%+       1.12%      1.11%       1.09%       1.10%        1.13%
Net investment incomeSections                                  4.39%+       4.58%      4.83%       4.89%       4.64%        4.82%

Sections    As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
            Companies and began accreting market discount on debt securities.
            The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
            2001 have not been restated to reflect this change in presentation.
+           Annualized.
++          Not annualized.
#           Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
##          Ratios do not reflect reductions from certain expense offset arrangements.
=/=         Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                           NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                     $ 11.67     $ 11.89     $ 11.35     $ 12.13     $ 12.15     $ 11.55
                                                           -------     -------     -------     -------     -------     -------
Income from investment operations#Sections --
   Net investment incomeSection                            $  0.24     $  0.48     $  0.50     $  0.51     $  0.50     $  0.51
   Net realized and unrealized gain (loss) on
     investments                                              0.73       (0.20)       0.55       (0.78)      (0.02)       0.60
                                                              ----       -----        ----       -----       -----        ----
     Total from investment operations                      $  0.97     $  0.28     $  1.05     $ (0.27)    $  0.48     $  1.11
                                                           -------     -------     -------     -------     -------     -------
Less distributions declared to shareholders --
   From net investment income                              $ (0.24)    $ (0.49)    $ (0.50)    $ (0.51)    $ (0.50)    $ (0.51)
   In excess of net investment income                        --          (0.01)      (0.01)         --          --          --
                                                           -------     -------     -------     -------     -------     -------
     Total distributions declared to shareholders          $ (0.24)    $ (0.50)    $ (0.51)    $ (0.51)    $ (0.50)    $ (0.51)
                                                           -------     -------     -------     -------     -------     -------
Net asset value -- end of period                           $ 12.40     $ 11.67     $ 11.89     $ 11.35     $ 12.13     $ 12.15
                                                           -------     -------     -------     -------     -------     -------
Total return                                                  8.41%++     2.33%       9.49%      (2.22)%      4.00%       9.75%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                 1.56%+      1.57%       1.56%       1.56%       1.63%       1.68%
   Net investment incomeSections                              3.94%+      4.07%       4.37%       4.42%       4.11%       4.27%
PORTFOLIO TURNOVER                                              10%         13%         27%          9%         30%         24%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $60,999     $57,534     $60,449     $48,794     $52,033     $44,238

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                              $  0.22     $  0.46     $  0.48     $  0.49     $  0.49     $  0.50
RATIOS (TO AVERAGE NET ASSETS):
   Expenses##                                                 1.76%+      1.77%       1.76%       1.74%       1.75%       1.78%
   Net investment incomeSections                              3.74%+      3.87%       4.17%       4.24%       3.99%       4.17%

Sections    As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
            Companies and began accreting market discount on debt securities.
            The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
            2001 have not been restated to reflect this change in presentation.
+           Annualized.
++          Not annualized.
#           Per share data are based on average shares outstanding.
##          Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                                           NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2002                       YEAR ENDED MARCH 31,
                                                          (UNAUDITED)     2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                     $ 11.67     $ 11.89     $ 11.35     $ 12.13     $ 12.15     $ 11.55
                                                           -------     -------     -------     -------     -------     -------
Income from investment operations#Sections --
   Net investment incomeSection                            $  0.24     $  0.48     $  0.50     $  0.51     $  0.50     $  0.51
   Net realized and unrealized gain (loss) on
     investments                                              0.73       (0.20)       0.55       (0.78)      (0.02)       0.60
                                                           -------     -------     -------     -------     -------     -------
     Total from investment operations                      $  0.97     $  0.28     $  1.05     $ (0.27)    $  0.48     $  1.11
                                                           -------     -------     -------     -------     -------     -------
Less distributions declared to shareholders --
   From net investment income                              $ (0.24)    $ (0.49)    $ (0.50)    $ (0.51)    $ (0.50)    $ (0.51)
   In excess of net investment income                           --       (0.01)      (0.01)        --          --           --
                                                           -------     -------     -------     -------     -------     -------
     Total distributions declared to shareholders          $ (0.24)    $ (0.50)    $ (0.51)    $ (0.51)    $ (0.50)    $ (0.51)
                                                           -------     -------     -------     -------     -------     -------
Net asset value -- end of period                           $ 12.40     $ 11.67     $ 11.89     $ 11.35     $ 12.13     $ 12.15
                                                           -------     -------     -------     -------     -------     -------
Total return                                                  8.41%++     2.33%       9.49%      (2.22)%      4.00%       9.75%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
   Expenses##                                                 1.56%+      1.57%       1.56%       1.56%       1.63%       1.68%
   Net investment incomeSections                              3.93%+      4.07%       4.37%       4.42%       4.11%       4.27%
PORTFOLIO TURNOVER                                              10%         13%         27%          9%         30%         24%
NET ASSETS AT END OF PERIOD (000 OMITTED)                  $29,203     $23,741     $19,099     $14,206     $14,084     $ 8,143

Section The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment incomeSections                              $  0.22     $  0.46     $  0.48     $  0.49     $  0.49     $  0.50
RATIOS (TO AVERAGE NET ASSETS):
   Expenses##                                                 1.76%+      1.77%       1.76%       1.74%       1.75%       1.78%
   Net investment incomeSections                              3.73%+      3.87%       4.17%       4.24%       3.99%       4.17%

Sections    As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
            Companies and began accreting market discount on debt securities.
            The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1,
            2001 have not been restated to reflect this change in presentation.
+           Annualized.
++          Not annualized.
#           Per share data are based on average shares outstanding.
##          Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                              PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2002       -----------------------------------------------------------
                                                      (UNAUDITED)          2002         2001         2000         1999        1998
----------------------------------------------------------------------------------------------------------------------------------
                                                        CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                   $  9.73       $  9.85      $  9.36      $  9.90      $  9.82      $  9.26
                                                         -------       -------      -------      -------      -------      -------
Income from investment operations#Sections--
  Net investment incomeSection                           $  0.23       $  0.48      $  0.49      $  0.50      $  0.48      $  0.50
  Net realized and unrealized gain (loss) on
    investments                                             0.65         (0.11)        0.49        (0.55)        0.08         0.56
                                                         -------       -------      -------      -------      -------      -------
    Total from investment operations                     $  0.88       $  0.37      $  0.98      $ (0.05)     $  0.56      $  1.06
                                                         -------       -------      -------      -------      -------      -------
Less distributions declared to shareholders--
  From net investment income                             $ (0.23)      $ (0.49)     $ (0.49)     $ (0.49)     $ (0.48)     $ (0.50)
  In excess of net investment income                          --         (0.00)+++       --           --           --           --
                                                         -------       -------      -------      -------      -------      -------
    Total distributions declared to shareholders         $ (0.23)      $ (0.49)     $ (0.49)     $ (0.49)     $ (0.48)     $ (0.50)
                                                         -------       -------      -------      -------      -------      -------
Net asset value -- end of period                         $ 10.38       $  9.73      $  9.85      $  9.36      $  9.90      $  9.82
                                                         -------       -------      -------      -------      -------      -------
Total return=/=                                             9.29%++       3.85%       10.85%       (0.45)%       5.85%       11.65%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                                0.42%+        0.36%        0.37%        0.38%        0.45%        0.40%
  Net investment incomeSections                             4.67%+        4.90%        5.17%        5.19%        4.85%        5.15%
PORTFOLIO TURNOVER                                             8%           19%          10%          48%           8%          31%
NET ASSETS AT END OF PERIOD (000 OMITTED)                $62,342       $47,661      $33,842      $25,494      $21,695      $18,918

Section    Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

      Net investment incomeSections                      $  0.21       $  0.43      $  0.44      $  0.44      $  0.43      $  0.44
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                          0.95%+        0.89%        0.93%        0.91%        0.93%        0.99%
        Net investment incomeSections                       4.14%+        4.37%        4.61%        4.66%        4.37%        4.56%

Sections   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
+          Annualized.
++         Not annualized.
+++        Per share amount was less than $0.01.
#          Per share data are based on average shares outstanding.
##         Ratios do not reflect reductions from certain expense offset arrangements.
=/=        Total returns for Class A shares do not include the
           applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------
                                             PENNSYLVANIA FUND
----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                            SEPTEMBER 30, 2002       -------------------------------------------------------------
                                                    (UNAUDITED)        2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                 $  9.75        $ 9.88       $ 9.38       $ 9.92       $ 9.84       $ 9.28
                                                       -------        ------       ------       ------       ------       ------

Income from investment operations#Sections--
  Net investment incomeSection                         $  0.19        $ 0.40       $ 0.42       $ 0.42       $ 0.41       $ 0.42
  Net realized and unrealized gain (loss) on
    investments                                           0.65         (0.12)        0.50        (0.55)        0.08         0.56
                                                       -------        ------       ------       ------       ------       ------
    Total from investment operations                   $  0.84        $ 0.28       $ 0.92      $ (0.13)      $ 0.49       $ 0.98
                                                       -------        ------       ------       ------       ------       ------
Less distributions declared to shareholders
  From net investment income                           $ (0.19)      $ (0.41)     $ (0.42)     $ (0.41)     $ (0.41)     $ (0.42)
  In excess of net investment income                        --         (0.00)+++       --           --           --           --
                                                       -------        ------       ------       ------       ------       ------
    Total distributions declared to shareholders       $ (0.19)      $ (0.41)     $ (0.42)     $ (0.41)     $ (0.41)     $ (0.42)
                                                       -------        ------       ------       ------       ------       ------
Net asset value -- end of period                       $ 10.40        $ 9.75       $ 9.88       $ 9.38       $ 9.92       $ 9.84
                                                       -------        ------       ------       ------       ------       ------
Total return                                              8.82%++       2.86%       10.06%       (1.25)%       5.02%       10.76%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                              1.23%+        1.20%        1.17%        1.19%        1.23%        1.19%
  Net investment incomeSections                           3.81%+        4.06%        4.38%        4.38%        4.07%        4.36%
PORTFOLIO TURNOVER                                           8%           19%          10%          48%           8%          31%
NET ASSETS AT END OF PERIOD (000 OMITTED)              $39,139       $28,286      $20,827      $17,496      $23,983      $20,551

Section    Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser has agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. In addition, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

      Net investment incomeSections                    $  0.16       $  0.35      $  0.36      $  0.37      $  0.33      $  0.36
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                        1.76%+        1.73%        1.73%        1.72%        1.71%        1.78%
        Net investment incomeSections                     3.28%+        3.53%        3.82%        3.85%        3.59%        3.77%

Sections   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
+          Annualized.
++         Not annualized.
#          Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
##         Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------
                                             SOUTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                              SEPTEMBER 30, 2002    ---------------------------------------------------------------
                                                      (UNAUDITED)      2002        2001        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                $  12.00    $  12.15     $  11.58    $  12.48    $   12.52      $ 11.88
                                                      --------    --------     --------    --------    ---------      -------
Income from investment operations#Sections--
  Net investment incomeSection                        $   0.29    $   0.60     $   0.60    $   0.58       $ 0.57       $ 0.60
  Net realized and unrealized gain (loss) on
    investments                                           0.71       (0.16)        0.56       (0.86)       (0.04)        0.64
                                                      --------    --------     --------    --------    ---------      -------
    Total from investment operations                  $   1.00    $   0.44     $   1.16    $  (0.28)      $ 0.53       $ 1.24
                                                      --------    --------     --------    --------    ---------      -------
Less distributions declared to shareholders--
  From net investment income                          $  (0.30)   $  (0.59)    $  (0.59)   $  (0.58)    $  (0.57)    $  (0.60)
  From net realized gain on investments                     --          --           --       (0.03)       --           --
  In excess of net investment income                        --          --           --          --        (0.00)+++    (0.00)+++
  In excess of net realized gain on investments             --          --           --       (0.01)       --           --
                                                      --------    --------     --------    --------    ---------      -------
    Total distributions declared to shareholders      $  (0.30)   $  (0.59)    $  (0.59)   $  (0.62)    $  (0.57)    $  (0.60)
                                                      --------    --------     --------    --------    ---------      -------
Net asset value - end of period                       $  12.70    $  12.00     $  12.15    $  11.58      $ 12.48      $ 12.52
                                                      --------    --------     --------    --------    ---------      -------
Total return=/=                                           8.40%++     3.68%       10.26%      (2.27)%       4.33%       10.62%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                              0.97%+      0.94%        0.96%       0.94%        1.02%        1.06%
  Net investment incomeSections                           4.76%+      4.91%        5.13%       4.91%        4.55%        4.86%
PORTFOLIO TURNOVER                                          11%         10%          33%         18%          25%          29%
NET ASSETS AT END OF PERIOD (000 OMITTED)             $134,137    $121,438     $120,529    $121,064     $145,787     $148,820

Section The investment adviser voluntarily waived a porti of its fee for the periods indicated. If this fee had been incurred by t fund, the net investment income per share and the ratios would haveeen:

      Net investment incomeSections                  $   0.28    $   0.57     $   0.58    $   0.56     $   0.56     $   0.59
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                       1.17%+      1.14%        1.16%       1.12%        1.14%        1.16%
        Net investment incomeSections                    4.56%+      4.71%        4.93%       4.73%        4.43%        4.76%

Sections   As required, effective April 1, 2001, the nd has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting mket discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net iestment income per share and decrease net realized and unrealized gains and losses per share. The impact of this changcalculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets ineased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated toeflect this change in presentation.
+          Annualized.
++         Not annualized.
+++        Per share amount was less than $0.01.
#          Per share data are based on average sharesutstanding.
##         Ratios do not reflect reductions from certn expense offset arrangements.
=/=        Total returns for Class A shares do not inude the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------
                                             SOUTH CALINA FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                SIX MTHS ENDED                             YEAR ENDED MARCH 31,
                                              SEPTEMB 30, 2002        -----------------------------------------------------------
                                                     NAUDITED)         2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS B
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                 $ 11.99     $ 12.14      $ 11.58      $ 12.47      $ 12.52      $ 11.88
                                                       -------     -------      -------      -------      -------      -------
Income from investment operations#Sections--
  Net investment incomeSection                         $  0.25     $  0.52       $ 0.52      $  0.51      $  0.48       $ 0.52
  Net realized and unrealized gain (loss) on
    investments                                           0.71       (0.16)        0.55        (0.86)       (0.04)        0.64
                                                       -------     -------      -------      -------      -------      -------
    Total from investment operations                   $  0.96     $  0.36       $ 1.07      $ (0.35)     $  0.44       $ 1.16
                                                       -------     -------      -------      -------      -------      -------
Less distributions declared to shareholders--
  From net investment income                           $ (0.26)    $ (0.51)     $ (0.51)     $ (0.50)     $ (0.49)    $  (0.52)
  From net realized gain on investments                     --          --           --        (0.03)          --           --
  In excess of net investment income                        --          --           --           --        (0.00)+++    (0.00)+++
  In excess of net realized gain on investments             --          --           --        (0.01)          --           --
                                                       -------     -------      -------      -------      -------      -------
    Total distributions declared to shareholders       $ (0.26)    $ (0.51)     $ (0.51)     $ (0.54)     $ (0.49)    $  (0.52)
                                                       -------     -------      -------      -------      -------      -------
Net asset value -- end of period                       $ 12.69     $ 11.99      $ 12.14      $ 11.58      $ 12.47      $ 12.52
                                                       -------     -------      -------      -------      -------      -------
Total return                                              8.06%++     3.01%        9.46%       (2.82)%       3.57%        9.91%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                              1.62%+     1.59%        1.61%        1.59%        1.67%        1.71%
  Net investment incomeSections                           4.10%+     4.25%        4.47%        4.26%        3.90%        4.21%
PORTFOLIO TURNOVER                                          11%         10%          33%          18%          25%          29%
NET ASSETS AT END OF PERIOD (000 OMITTED)              $36,779     $34,139      $33,302      $31,532      $36,226      $28,086

Section    The investment adviser voluntarily waived portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income perhare and the ratios would have been:

      Net investment incomeSections                    $  0.24     $  0.49      $  0.50      $  0.48      $  0.47      $  0.51
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                        1.82%+      1.79%        1.81%        1.77%        1.79%        1.81%
        Net investment incomeSections                     3.90%+      4.05%        4.27%        4.08%        3.78%        4.11%

Sections   As required, effective April 1, 2001, the nd has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting mket discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net iestment income per share and decrease net realized and unrealized gains and losses per share. The impact of this changcalculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets ineased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated toeflect this change in presentation.
+          Annualized.
++         Not annualized.
+++        Per share amount was less than $0.01.
#          Per share data are based on average sharesutstanding.
##         Ratios do not reflect reductions from certn expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------
                                                TENNESSEE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                SIX MTHS ENDED                       YEAR ENDED MARCH 31,
                                              SEPTEMB 30, 2002     --------------------------------------------------------------
                                                     NAUDITED)           2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS A
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period                $  10.43      $  10.58      $ 10.11     $  10.87     $  10.91      $ 10.32
                                                      --------      --------      -------     --------     --------      -------

Income from investment operations#Sections--
  Net investment income[Section]                      $   0.23      $   0.49      $  0.50     $   0.50     $   0.53       $ 0.53
  Net realized and unrealized gain (loss) on
    investments                                           0.63         (0.14)        0.47        (0.69)       (0.02)        0.60
                                                      --------      --------      -------     --------     --------      -------
    Total from investment operations                  $   0.86      $   0.35      $  0.97     $  (0.19)    $   0.51       $ 1.13
                                                      --------      --------      -------     --------     --------      -------
Less distributions declared to shareholders--
  From net investment income                          $  (0.25)     $  (0.50)     $ (0.50)    $  (0.50)    $  (0.52)     $ (0.53)
  From net realized gain on investments                     --            --           --        (0.07)       (0.03)          --
  In excess of net investment income                        --         (0.00)          --           --           --        (0.01)
  In excess of net realized gain on investments             --            --           --        (0.00)+++       --           --
                                                      --------      --------      -------     --------     --------      -------
    Total distributions declared to shareholders      $  (0.25)     $  (0.50)     $ (0.50)    $  (0.57)    $  (0.55)     $ (0.54)
                                                      --------      --------      -------     --------     --------      -------
Net asset value -- end of period                      $  11.04      $  10.43      $ 10.58     $  10.11     $  10.87      $ 10.91
                                                      --------      --------      -------     --------     --------      -------
Total return=/=                                           8.31%++       3.36%        9.87%       (1.75)%       4.80%       11.11%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                              1.01%         0.94%        0.95%        0.96%        1.02%        1.07%
  Net investment incomeSections                           4.39%         4.66%        4.87%        4.80%        4.79%        4.97%
PORTFOLIO TURNOVER                                           6%           12%          19%          20%          16%          26%
NET ASSETS AT END OF PERIOD (000 OMITTED)             $117,736      $101,294      $99,097     $100,251     $117,296     $108,871

Section    The investment adviser voluntarily waived portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income perhare and the ratios would have been:

      Net investment incomeSections                   $   0.22      $   0.47      $  0.48     $   0.48     $   0.51     $   0.52
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                        1.21%+        1.14%        1.15%        1.14%        1.14%        1.17%
        Net investment incomeSections                     4.19%+        4.46%        4.67%        4.62%        4.67%        4.87%

Sections   As required, effective April 1, 2001, the nd has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting mket discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net vestment income per share and decrease net realized and unrealized gains and losses per share. The impact of this cnge calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets ineased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated toeflect this change in presentation.
+          Annualized
++         Not annualized
+++        Per share amount was less than $0.01.
#          Per share data are based on average sharesutstanding.
##         Ratios do not reflect reductions from certn expense offset arrangements.
=/=        Total returns for Class A shares do not inude the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------------------------------------------
                                                 TENNESSEE FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MTHS ENDED
                                              SEPTEMB 30, 2002                      YEAR ENDED MARCH 31,
                                                     NAUDITED)       ------------------------------------------------------------
                                                           2002           2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS B
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of period                 $ 10.42       $ 10.57      $ 10.10      $ 10.86      $ 10.91      $ 10.31
                                                       -------       -------      -------      -------      -------      -------
Income from investment operations#Sections--
  Net investment incomeSection                         $  0.20       $  0.42      $  0.43      $  0.43      $  0.45      $  0.46
  Net realized and unrealized gain (loss) on
    investments                                           0.62         (0.14)        0.47        (0.69)       (0.02)        0.61
                                                       -------       -------      -------      -------      -------      -------
    Total from investment operations                   $  0.82       $  0.28      $  0.90      $ (0.26)     $  0.43      $  1.07
                                                       -------       -------      -------      -------      -------      -------
Less distributions declared to shareholders--
  From net investment income                           $ (0.21)      $ (0.43)     $ (0.43)     $ (0.43)     $ (0.45)     $ (0.46)
  From net realized gain on investments                     --            --           --        (0.07)       (0.03)          --
  In excess of net investment income                        --         (0.00)+++       --           --           --        (0.01)
  In excess of net realized gain on investments             --            --           --        (0.00)+++       --           --
                                                       -------       -------      -------      -------      -------      -------
    Total distributions declared to shareholders       $ (0.21)      $ (0.43)     $ (0.43)     $ (0.50)     $ (0.48)     $ (0.47)
                                                       -------       -------      -------      -------      -------      -------
Net asset value -- end of period                       $ 11.03       $ 10.42      $ 10.57      $ 10.10      $ 10.86      $ 10.91
                                                       -------       -------      -------      -------      -------      -------
Total return                                              7.97%++       2.69%        9.17%       (2.39)%       4.04%       10.51%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                              1.66%+        1.59%        1.60%        1.61%        1.67%        1.72%
  Net investment incomeSections                           3.74%+        4.00%         4.22%        4.15%        4.14%        4.32%
PORTFOLIO TURNOVER                                           6%           12%          19%          20%          16%          26%
NET ASSETS AT END OF PERIOD (000 OMITTED)              $28,852       $26,183      $23,656      $21,321      $22,765      $18,198

Section    The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                      $  0.19       $  0.40      $  0.41      $  0.41      $  0.44      $  0.45
      RATIOS (TO AVERAGE NET ASSETS):
        Expenses##                                          1.86%+        1.79%        1.80%        1.79%        1.79%        1.82%
        Net investment incomeSections                       3.54%+        3.80%        4.02%        3.97%        4.02%        4.22%

Sections   As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
           Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
+          Annualized
++         Not annualized
+++        Per share amount was less than $0.01.
#          Per share data are based on average shares outstanding.
##         Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                               VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                    FOR THE YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 2002       -----------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
                                                     CLASS A
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value - beginning of period               $  11.14      $  11.36     $  10.91     $  11.60     $  11.61     $  11.06
                                                    --------      --------     --------     --------     --------     --------
Income from investment operations#Sections --
  Net investment incomeSection                      $   0.26      $   0.54     $   0.56     $   0.57     $   0.55     $   0.57
  Net realized and unrealized gain (loss)
    on investments                                      0.63         (0.22)        0.45        (0.70)       (0.01)        0.55
                                                    --------      --------     --------     --------     --------     --------
    Total from investment operations                $   0.89      $   0.32     $   1.01     $  (0.13)    $   0.54     $   1.12
                                                    --------      --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                        $  (0.26)     $  (0.54)    $  (0.56)    $  (0.56)    $  (0.55)    $  (0.57)
  In excess of net investment income                      --         (0.00)+++    (0.00)+++       --           --        (0.00)+++
                                                    --------      --------     --------     --------     --------     --------
    Total distributions declared to shareholders    $  (0.26)     $  (0.54)    $  (0.56)    $  (0.56)    $  (0.55)    $  (0.57)
                                                    --------      --------     --------     --------     --------     --------
Net asset value -- end of period                    $  11.77      $  11.14     $  11.36     $  10.91     $  11.60      $ 11.61
                                                    --------      --------     --------     --------     --------     --------
Total return=/=                                         8.11%++       2.87%        9.55%       (1.09)%       4.71%       10.32%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                            0.95%+        0.92%        0.91%        0.91%        0.99%        1.03%
  Net investment incomeSections                         4.63%+        4.77%        5.06%        5.07%        4.73%        4.97%
PORTFOLIO TURNOVER                                         6%           14%          24%          13%          24%          39%
NET ASSETS AT END OF PERIOD (000 OMITTED)           $314,516      $299,088     $304,581     $311,934     $365,880     $373,024

Section  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                 $   0.25      $   0.52     $   0.54     $   0.54     $   0.54       $ 0.56
      Ratios (to average net assets):
        Expenses##                                      1.15%+        1.12%        1.11%        1.09%        1.11%        1.13%
        Net investment incomeSections                   4.43%+        4.57%        4.86%        4.89%        4.61%        4.87%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
             + Annualized.
            ++ Not annualized.
           +++ Per share amount was less than $0.01.
             # Per share data are based on average shares outstanding.
            ## Ratios do not reflect reductions from certain expense offset arrangements.
           =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                               VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                    FOR THE YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 2002       -----------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
                                                     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period               $ 11.13       $ 11.35      $ 10.91      $ 11.60      $ 11.61      $ 11.06
                                                    --------      --------     --------     --------     --------     --------
Income from investment operations#Section--
  Net investment incomeSection                       $  0.23       $  0.47      $  0.48      $  0.49      $  0.47      $  0.49
  Net realized and unrealized gain (loss) on
    investments                                         0.64         (0.22)        0.44        (0.70)       (0.01)        0.56
                                                    --------      --------     --------     --------     --------     --------
    Total from investment operations                 $  0.87       $  0.25      $  0.92      $ (0.21)     $  0.46      $  1.05
                                                    --------      --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                         $ (0.23)      $ (0.47)     $ (0.48)     $ (0.48)     $ (0.47)     $ (0.49)
  In excess of net investment income                      --         (0.00)+++    (0.00)+++       --           --        (0.01)
                                                    --------      --------     --------     --------     --------     --------
    Total distributions declared to shareholders     $ (0.23)      $ (0.47)     $ (0.48)     $ (0.48)     $ (0.47)    $  (0.50)
                                                    --------      --------     --------     --------     --------     --------
Net asset value -- end of period                     $ 11.77       $ 11.13      $ 11.35      $ 10.91      $ 11.60      $ 11.61
                                                    --------      --------     --------     --------     --------     --------
Total return                                            7.86%++       2.20%        8.76%       (1.73)%       4.04%        9.61%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                            1.60%+        1.58%        1.56%        1.56%        1.64%        1.68%
  Net investment incomeSections                         3.98%+        4.12%        4.39%        4.42%        4.08%        4.32%
PORTFOLIO TURNOVER                                         6%           14%          24%          13%          24%          39%
NET ASSETS AT END OF PERIOD (000 OMITTED)            $25,980       $26,970      $29,872      $29,316      $35,644      $32,902

Section  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                  $  0.22       $  0.45      $  0.46      $  0.47      $  0.46      $  0.48
      Ratios (to average net assets):
        Expenses##                                      1.80%+        1.78%        1.76%        1.74%        1.76%        1.78%
        Net investment incomeSections                   3.78%+        3.92%        4.19%        4.24%        3.96%        4.22%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
             + Annualized.
            ++ Not annualized.
           +++ Per share amount was less than $0.01.
             # Per share data are based on average shares outstanding.
            ## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                               VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                    FOR THE YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 2002       -----------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
                                                     CLASS C
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period               $ 11.13       $ 11.36      $ 10.91      $ 11.60      $ 11.61      $ 11.06
                                                    --------      --------     --------     --------     --------     --------
Income from investment operations#Sections --
  Net investment incomeSection                       $  0.22       $  0.47      $  0.48      $  0.49      $  0.47      $  0.49
  Net realized and unrealized gain (loss) on
    investments                                         0.64         (0.23)        0.45        (0.70)       (0.01)        0.56
                                                    --------      --------     --------     --------     --------     --------
    Total from investment operations                 $  0.86       $  0.24      $  0.93      $ (0.21)     $  0.46      $  1.05
                                                    --------      --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                         $ (0.22)      $ (0.47)     $ (0.48)     $ (0.48)     $ (0.47)     $ (0.49)
  In excess of net investment income                      --         (0.00)+++    (0.00)+++       --           --        (0.01)
                                                    --------      --------     --------     --------     --------     --------
    Total distributions declared to shareholders     $ (0.22)      $ (0.47)     $ (0.48)     $ (0.48)     $ (0.47)     $ (0.50)
                                                    --------      --------     --------     --------     --------     --------
Net asset value -- end of period                     $ 11.77       $ 11.13      $ 11.36      $ 10.91      $ 11.60      $ 11.61
                                                    --------      --------     --------     --------     --------     --------
Total return                                            7.86%++       2.10%        8.85%       (1.73)%       4.04%        9.61%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                            1.60%+        1.57%        1.56%        1.56%        1.64%        1.68%
  Net investment incomeSections                         3.97%+        4.10%        4.37%        4.42%        4.08%        4.32%
PORTFOLIO TURNOVER                                         6%           14%          24%          13%          24%          39%
NET ASSETS AT END OF PERIOD (000 OMITTED)            $12,096       $10,619      $ 6,965      $ 5,171      $ 6,523      $ 3,082

Section  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                  $  0.21       $  0.44      $  0.46      $  0.47      $  0.46      $  0.48
      Ratios (to average net assets):
        Expenses##                                      1.80%+        1.77%        1.76%        1.74%        1.76%        1.78%
        Net investment incomeSections                   3.77%+        3.90%        4.17%        4.24%        3.96%        4.22%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
             + Annualized.
            ++ Not annualized.
           +++ Per share amount was less than $0.01.
             # Per share data are based on average shares outstanding.
            ## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                          WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                    FOR THE YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 2002       -----------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
                                                     CLASS A
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period              $  11.32      $  11.45     $  10.95     $  11.75     $  11.77     $  11.31
                                                    --------      --------     --------     --------     --------     --------
Income from investment operations#Sections
  Net investment incomeSection                        $ 0.28      $   0.57     $   0.57     $   0.57     $   0.56     $   0.58
  Net realized and unrealized gain (loss) on
    investments                                         0.61         (0.14)        0.50        (0.80)       (0.01)        0.47
                                                    --------      --------     --------     --------     --------     --------
    Total from investment operations                $   0.89      $   0.43     $   1.07     $  (0.23)    $   0.55     $   1.05
                                                    --------      --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                        $  (0.28)     $  (0.56)    $  (0.57)    $  (0.57)    $  (0.57)    $  (0.58)
  In excess of net investment income                      --            --           --           --        (0.00)+++    (0.01)
                                                    --------      --------     --------     --------     --------     --------
    Total distributions declared to shareholders    $  (0.28)     $  (0.56)    $  (0.57)    $  (0.57)    $  (0.57)    $  (0.59)
                                                    --------      --------     --------     --------     --------     --------
Net asset value -- end of period                     $  11.93      $  11.32     $  11.45     $  10.95     $  11.75     $  11.77
                                                    --------      --------     --------     --------     --------     --------
Total return=/=                                         7.94%++       3.79%       10.04%       (1.89)%       4.73%        9.42%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                            1.00%+        0.93%        0.95%        0.95%        1.02%        1.10%
  Net investment incomeSections                         4.79%+        4.97%        5.14%        5.13%        4.78%        4.98%
PORTFOLIO TURNOVER                                         3%            2%           9%          30%          13%          17%
NET ASSETS AT END OF PERIOD (000 OMITTED)           $136,657      $121,860     $118,862     $117,174     $133,456     $130,002

Section  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                 $   0.27      $   0.55     $   0.55     $   0.55     $   0.55     $   0.57
      Ratios (to average net assets):
        Expenses##                                      1.20%+        1.13%        1.15%        1.13%        1.14%        1.17%
        Net investment incomeSections                   4.59%+        4.77%        4.94%        4.95%        4.66%        4.91%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
             + Annualized
            ++ Not Annualized
           +++ Per share amount was less than $0.01.
             # Per share data are based on average shares outstanding.
            ## Ratios do not reflect reductions from certain expense offset arrangements.
           =/= Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                          WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED                    FOR THE YEAR ENDED MARCH 31,
                                          SEPTEMBER 30, 2002       -----------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------------
                                                     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
Net asset value -- beginning of period               $ 11.31       $ 11.44      $ 10.94      $ 11.74      $ 11.77      $ 11.31
                                                    --------      --------     --------     --------     --------     --------
Income from investment operations#Sections
  Net investment incomeSection                       $  0.24       $  0.50      $  0.50      $  0.50      $  0.49      $  0.51
  Net realized and unrealized gain (loss) on
    investments                                         0.61         (0.15)        0.50        (0.80)       (0.03)        0.46
                                                    --------      --------     --------     --------     --------     --------
    Total from investment operations                 $  0.85       $  0.35      $  1.00      $ (0.30)     $  0.46      $  0.97
                                                    --------      --------     --------     --------     --------     --------
Less distributions declared to shareholders --
  From net investment income                         $ (0.24)      $ (0.48)     $ (0.50)     $ (0.50)     $ (0.49)     $ (0.51)
  In excess of net investment income                      --            --           --           --        (0.00)+++    (0.00)+++
                                                    --------      --------     --------     --------     --------     --------
    Total distributions declared to shareholders     $ (0.24)      $ (0.48)     $ (0.50)     $ (0.50)     $ (0.49)     $ (0.51)
                                                    --------      --------     --------     --------     --------     --------
Net asset value -- end of period                      $ 11.92       $ 11.31      $ 11.44      $ 10.94      $ 11.74      $ 11.77
                                                    --------      --------     --------     --------     --------     --------
Total return                                            7.60%++       3.12%        9.34%       (2.53)%       3.97%        8.72%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATASECTION:
  Expenses##                                            1.65%+        1.59%        1.60%        1.60%        1.67%        1.75%
  Net investment incomeSections                         4.13%+        4.31%        4.48%        4.48%        4.13%        4.33%
PORTFOLIO TURNOVER                                         3%            2%           9%          30%          13%          17%
NET ASSETS AT END OF PERIOD (000 OMITTED)            $19,609       $16,248      $16,170      $14,727      $17,166      $15,472

Section  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

      Net investment incomeSections                  $  0.23       $  0.47      $  0.48      $  0.48      $  0.48      $  0.50
      Ratios (to average net assets):
        Expenses##                                      1.85%+        1.79%        1.80%        1.78%        1.79%        1.82%
        Net investment incomeSections                   3.93%+        4.11%        4.28%        4.30%        4.01%        4.26%

Sections As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
             + Annualized
            ++ Not Annualized
           +++ Per share amount was less than $0.01.
             # Per share data are based on average shares outstanding.
            ## Ratios do not reflect reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) BUSINESS AND ORGANIZATION
 MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES
 GENERAL -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FUTURES CONTRACTS -- Each fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by each fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should rates move unexpectedly, the funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INVESTMENT TRANSACTIONS AND INCOME -- Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY -- Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS -- Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the year ended March 31, 2002 was as follows:

                                                            NORTH                     SOUTH                                   WEST
                             MISSISSIPPI    NEW YORK     CAROLINA PENNSYLVANIA     CAROLINA   TENNESSEE      VIRGINIA     VIRGINIA
                                    FUND        FUND         FUND         FUND         FUND        FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income             $4,138,987  $7,803,911  $18,241,878   $3,114,798   $7,376,697  $5,771,942   $16,186,791   $6,534,519
Ordinary income                   27,201      42,464       27,445           --       41,440          --            --           --
                              ----------  ----------  -----------   ----------   ----------  ----------   -----------   ----------
Total distributions           $4,166,188  $7,846,375  $18,269,323   $3,114,798   $7,418,137  $5,771,942   $16,186,791   $6,534,519
                              ==========  ==========  ===========   ==========   ==========  ==========   ===========   ==========

The tax character of distributions declared for the year ended March 31, 2001 was as follows:

                                                            NORTH                     SOUTH                                   WEST
                             MISSISSIPPI    NEW YORK     CAROLINA PENNSYLVANIA     CAROLINA   TENNESSEE      VIRGINIA     VIRGINIA
                                    FUND        FUND         FUND         FUND         FUND        FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income             $3,830,771  $6,250,286  $18,396,493   $2,260,575   $7,231,535  $5,758,228   $17,028,047   $6,586,477
Ordinary income                   59,076          --           --           --           --          --            --           --
                              ----------  ----------  -----------   ----------   ----------  ----------   -----------   ----------
Total distributions           $3,889,847  $6,250,286  $18,396,493   $2,260,575   $7,231,535  $5,758,228   $17,028,047   $6,586,477
                              ==========  ==========  ===========   ==========   ==========  ==========   ===========   ==========

As of March 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                            NORTH                     SOUTH                                   WEST
                             MISSISSIPPI    NEW YORK     CAROLINA PENNSYLVANIA     CAROLINA   TENNESSEE      VIRGINIA     VIRGINIA
                                    FUND        FUND         FUND         FUND         FUND        FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt
  income                     $   516,323  $  423,459  $   861,319  $   290,797  $   978,599  $  474,232   $   324,870  $   228,846
Capital loss carryforward     (2,029,188)   (462,583)  (1,482,752)  (1,654,039)  (2,893,890)   (490,964)   (4,358,403)  (3,157,374)
Unrealized gain                2,067,484   8,506,025   13,917,965    1,369,132    7,549,829   4,349,713     9,856,765    6,213,474
Other temporary differences     (542,650)   (680,231)  (1,549,737)    (327,196)    (708,612)   (532,186)   (1,349,071)    (599,635)

At March 31, 2002, the following funds, for federal income tax purposes, had a capital loss carryforward, which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                            NORTH                     SOUTH                                   WEST
                             MISSISSIPPI    NEW YORK     CAROLINA PENNSYLVANIA     CAROLINA   TENNESSEE      VIRGINIA     VIRGINIA
                                    FUND        FUND         FUND         FUND         FUND        FUND          FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2003                    --           --         (67,207)       --           --          --           --           --
March 31, 2004                (1,800,355)      --          --         (901,623)       --          --           --       (2,079,974)
March 31, 2005                  (228,833)      --          --         (533,472)       --          --       (557,561)      (714,690)
March 31, 2008                    --        (364,605)     (65,023)     (43,665)    (236,370)   (128,156)       --          (58,823)
March 31, 2009                    --           --      (1,350,522)    (175,279)  (2,657,520)   (362,808)   (1,733,400)    (220,540)
March 31, 2010                    --         (97,978)      --           --           --          --        (2,067,442)     (83,347)
                             -----------   ---------  -----------  -----------  -----------   ---------   -----------  -----------
Total                        $(2,029,188)  $(462,583) $(1,482,752) $(1,654,039) $(2,893,890)  $(490,964)  $(4,358,403) $(3,157,374)
                             ===========   =========  ===========  ===========  ===========   =========   ===========  ===========

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST -- Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)TRANSACTIONS WITH AFFILIATES
 INVESTMENT ADVISER -- Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the each fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended September 30, 2002 were 0.35% of average daily net assets on an annualized basis.

The Pennsylvania Fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. The investment adviser agreed to waive 0.40% of the reimbursement fee for an indefinite period of time. To the extent that the expense reimbursement fee exceeds the Pennsylvania Fund's annual expenses, the excess will be applied to amounts paid by MFS in prior years. At the six months ended September 30, 2002 aggregate unreimbursed expenses amounted to $95,474. During the six months ended September 30, 2002 MFS did not impose the reimbursement fee of $171,803.

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. The pension expenses and one-time plan settlement expenses included in Trustees' compensation for inactive trustees for the six months ended September 30, 2002 were as follows:

                                                                PENSION EXPENSE    SETTLEMENT EXPENSE
                                 ------------------------------------------------------------------------
                                    MISSISSIPPI FUND                     $  721               $14,471
                                    NEW YORK FUND                        $  930               $12,217
                                    NORTH CAROLINA FUND                  $1,179               $15,320
                                    PENNSYLVANIA FUND                    $  726               $15,139
                                    SOUTH CAROLINA FUND                  $1,156               $14,491
                                    TENNESSEE FUND                       $  642               $11,712
                                    VIRGINIA FUND                        $1,174               $15,113
                                    WEST VIRGINIA FUND                   $1,153               $14,428

ADMINISTRATOR -- The trust has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of each fund's average daily net assets:

                                    First $2 billion                                          0.0175%
                                    Next $2.5 billion                                         0.0130%
                                    Next $2.5 billion                                         0.0005%
                                    In excess of $7 billion                                   0.0000%

DISTRIBUTOR -- MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2002, as its portion of the sales charge on sales of Class A shares of each fund.

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      TENNESSEE      VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND              FUND               FUND           FUND          FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
   $26,621       $24,592            $44,445           $52,566            $39,622        $24,391       $33,687            $37,376

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to the following amounts for the six months ended September 30, 2002:

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      TENNESSEE      VIRGINIA      WEST VIRGINIA
      FUND          FUND               FUND              FUND               FUND           FUND          FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
       $--        $1,532             $5,558               $24             $1,598           $788        $3,358             $1,123

During the six months ended September 30, 2002 fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      TENNESSEE      VIRGINIA      WEST VIRGINIA
      FUND          FUND               FUND              FUND               FUND           FUND          FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
        --          0.25%              0.35%             0.07%              0.35%          0.35%         0.35%              0.35%

Payments of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of Trust may determine. In the case of the New York Fund, payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. For the Pennsylvania Fund, payments of the 0.25% per annum Class A service fee commenced on June 1, 2002.

Each fund's distribution plan provides that the funds will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. Service fees retained for the six months ended September 30, 2002 were as follows:

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      TENNESSEE      VIRGINIA      WEST VIRGINIA
      FUND          FUND               FUND              FUND               FUND           FUND          FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
        --           $28                 17                --               $541            $13           $28                $24

During the six months ended September 30, 2002, fees incurred under the distribution plan as a percentage of average daily net assets attributable to Class B shares on an annualized basis were as follows:

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      TENNESSEE      VIRGINIA      WEST VIRGINIA
      FUND          FUND               FUND              FUND               FUND           FUND          FUND               FUND
--------------------------------------------------------------------------------------------------------------------------------
      0.82%         1.00%              1.00%             0.88%              1.00%          1.00%         1.00%              1.00%

MFS retained the service fee for accounts not attributable to a securities dealer, which amounted to $1, $1, and $624 for the New York Fund, North Carolina Fund and Virginia Fund, respectively, for Class C shares for the six months ended September 30, 2002. Fees incurred under the distribution plan during the six months ended September 30, 2002, were 1.00% of each of the fund's average daily net assets attributable to Class C shares for the New York, North Carolina and Virginia Funds, on an annualized basis.

Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. For the Pennsylvania Fund, the Class B share service fee is, 0.25% per annum for the first year and is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2002 for Class A, Class B, and Class C shares were are follows:

                                              NORTH                       SOUTH                                    WEST
                MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA       VIRGINIA
CDSC IMPOSED           FUND        FUND        FUND            FUND        FUND         FUND        FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
Class A              $   --     $ 2,909     $    --         $    --     $   339      $10,000    $    321        $    --
Class B              $3,675     $44,855     $50,179         $87,077     $55,996      $40,017    $237,994        $13,765
Class C              $   --     $   347     $ 1,362         $    --     $    --      $    --    $    624        $    --

SHAREHOLDER SERVICING AGENT -- MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES
 Purchases and sales of investments, other than U.S. government securities and short-term obligations, were as follows (000's omitted):

                                              NORTH                       SOUTH                                    WEST
                MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA       VIRGINIA
                       FUND        FUND        FUND            FUND        FUND         FUND        FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
Purchases           $19,881     $25,307     $43,126         $24,867     $22,826      $17,875     $20,011        $14,078
Sales                13,994      18,006      40,058           6,960     $17,365        7,413      24,449          4,014

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows (000's omitted):

                                              NORTH                       SOUTH                                    WEST
                MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA       VIRGINIA
                       FUND        FUND        FUND            FUND        FUND         FUND        FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
Aggregate cost      $89,680    $159,347    $374,881         $94,534    $154,633     $131,541    $319,215       $140,176
Gross unrealized
  appreciation      $ 7,711    $ 19,719    $ 37,486         $ 7,210    $ 16,632     $ 12,272    $ 30,955       $ 14,074
Gross unrealized
  depreciation         (129)        (16)       (102)            (48)         (1)         (14)     (1,938)          (113)
                    -------    --------    --------         -------    --------     --------    --------       --------
Net unrealized
  appreciation      $ 7,582    $ 19,703    $ 37,384         $ 7,162    $ 16,631     $ 12,258    $ 29,017       $ 13,961
                    =======    ========    ========         =======    ========     ========    ========       ========

(5) SHARES OF BENEFICIAL INTEREST
 Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions each fund shares were as follows:

CLASS A SHARES                                           MISSISSIPPI FUND             NEW YORK FUND             NORTH CAROLINA FUND
                                                     --------------------      --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)    SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             732       $ 7,225       1,056      $ 11,906             903        $ 10,830
Shares issued to shareholders in
  reinvestment of distributions                         105         1,028         173         1,940             399           4,765
Shares reacquired                                      (279)       (2,755)       (984)      (11,006)         (1,241)        (14,924)
                                                        ---       -------       -----      --------           -----        --------
  Net increase                                          558       $ 5,498         245      $  2,840              61        $    671
                                                        ===       =======       =====      ========           =====        ========

                                                     --------------------      --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)              SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,338       $13,083       1,628       $18,122           1,875        $ 22,277
Shares issued to shareholders in
  reinvestment of distributions                         164         1,610         325         3,618             673           8,004
Shares reacquired                                      (490)       (4,784)     (2,129)      (23,664)         (2,516)        (29,819)
                                                      -----       -------      ------       -------           -----        --------
  Net increase (decrease)                             1,012       $ 9,909        (176)      $(1,924)             32        $    462
                                                      =====       =======      ======       =======           =====        ========

                                                        PENNSYLVANIA FUND            SOUTH CAROLINA                  TENNESSEE FUND
                                                     --------------------      --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)    SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,483       $14,940         857       $10,568           1,364         $14,636
Shares issued to shareholders in
  reinvestment of distributions                          77           772         124         1,538             134           1,433
Shares reacquired                                      (452)       (4,522)       (540)       (6,638)           (547)         (5,879)
                                                      -----       -------        ----       -------           -----         -------
  Net increase                                        1,108       $11,190         441       $ 5,468             951         $10,190
                                                      =====       =======        ====       =======           =====         =======

                                                     --------------------      --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)              SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           2,078       $20,545       1,252       $15,290             975         $10,306
Shares issued to shareholders in
  reinvestment of distributions                         115         1,132         241         2,941             216           2,291
Shares reacquired                                      (728)       (7,150)     (1,295)      (15,811)           (844)         (8,932)
                                                      -----       -------      ------       -------            ----         -------
  Net increase                                        1,465       $14,527         198       $ 2,420             347         $ 3,665
                                                      =====       =======      ======       =======           =====         =======

                                                                                      VIRGINIA FUND              WEST VIRGINIA FUND
                                                                               --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)                              SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                       864      $  9,854             810         $ 9,408
Shares issued to shareholders in
  reinvestment of distributions                                                   332         3,773             172           1,989
Shares reacquired                                                              (1,342)      (15,320)           (293)         (3,406)
                                                                               ------      --------            ----         -------
  Net increase (decrease)                                                        (146)     $ (1,693)            689         $ 7,991
                                                                               ======      ========            ====         =======
                                                                               --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)                                        SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                     1,894      $ 21,470             799         $ 9,199
Shares issued to shareholders in
  reinvestment of distributions                                                   602         6,822             279           3,200
Shares reacquired                                                              (2,459)      (27,877)           (698)         (8,000)
                                                                               ------      --------            ----         -------
  Net increase                                                                     37      $    415             380         $ 4,399
                                                                               ======      ========            ====         =======

CLASS B SHARES                                           MISSISSIPPI FUND             NEW YORK FUND             NORTH CAROLINA FUND
                                                     --------------------      --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)    SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             278       $ 2,764         743       $ 8,393             448         $ 5,371
Shares issued to shareholders in
  reinvestment of distributions                          12           115          35           380              61             723
Shares reacquired                                      (141)       (1,386)       (347)       (3,904)           (520)         (6,226)
                                                       ----       -------        ----       -------            ----         -------
  Net increase (decrease)                               149       $ 1,493         431       $ 4,869             (11)        $  (132)
                                                       ====       =======        ====       =======            ====         =======

                                                     --------------------      --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)              SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             306       $ 3,001       1,031       $11,478             827           9,812
Shares issued to shareholders in
  reinvestment of distributions                          21           205          52           584             113           1,338
Shares reacquired                                      (391)       (3,828)       (676)       (7,517)         (1,093)        (12,977)
                                                       ----       -------        ----       -------            ----        --------
  Net increase (decrease)                               (64)      $  (622)        407       $ 4,545            (153)       $ (1,827)
                                                       ====       =======        ====       =======            ====        ========

                                                        PENNSYLVANIA FUND            SOUTH CAROLINA                  TENNESSEE FUND
                                                     --------------------      --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)    SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,113       $11,237         276       $ 3,403             314         $ 3,351
Shares issued to shareholders in
  reinvestment of distributions                          35           352          31           381              29             314
Shares reacquired                                      (286)       (2,866)       (256)       (3,145)           (240)         (2,562)
                                                      -----       -------        ----       -------            ----         -------
  Net increase                                          862       $ 8,723          51       $   639             103         $ 1,103
                                                      =====       =======        ====       =======            ====         =======

                                                     --------------------      --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)              SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                           1,261       $12,476         644       $ 7,834             662         $ 7,005
Shares issued to shareholders in
  reinvestment of distributions                          51           506          66           804              49             519
Shares reacquired                                      (520)       (5,128)       (606)       (7,376)           (436)         (4,598)
                                                      -----       -------        ----       -------            ----         -------
  Net increase                                          792       $ 7,854         104       $ 1,262             275         $ 2,926
                                                      =====       =======        ====       =======            ====         =======

                                                                                      VIRGINIA FUND              WEST VIRGINIA FUND
                                                                               --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)                              SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                       217       $ 2,487             309         $ 3,582
Shares issued to shareholders in
  reinvestment of distributions                                                    23           264              19             226
Shares reacquired                                                                (455)       (5,206)           (120)         (1,388)
                                                                               ------       -------            ----         -------
  Net increase (decrease)                                                        (215)      $(2,455)            208         $ 2,420
                                                                               ======       =======            ====         =======

                                                                               --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)                                        SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                       424       $ 4,803             352         $ 4,039
Shares issued to shareholders in
  reinvestment of distributions                                                    50           565              33             379
Shares reacquired                                                                (683)       (7,721)           (362)         (4,168)
                                                                                 ----       -------            ----         -------
  Net increase (decrease)                                                        (209)      $(2,353)             23         $   250
                                                                                 ====       =======            ====         =======

CLASS B SHARES                                           MISSISSIPPI FUND             NEW YORK FUND             NORTH CAROLINA FUND
                                                     --------------------      --------------------          ----------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002 (000 OMITTED)    SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             161        $1,814         427       $ 5,118             196         $ 2,249
Shares issued to shareholders in
  reinvestment of distributions                          14           154          33           388              13             149
Shares reacquired                                       (62)         (696)       (139)       (1,664)           (135)         (1,541)
                                                        ---        ------        ----       -------            ----         -------
  Net increase                                          113        $1,272         321       $ 3,842              74         $   857
                                                        ===        ======        ====       =======            ====         =======

                                                     --------------------      --------------------          ----------------------
YEAR ENDED MARCH 31, 2002 (000 OMITTED)              SHARES        AMOUNT      SHARES        AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             279       $ 3,083         564       $ 6,709             464         $ 5,256
Shares issued to shareholders in
  reinvestment of distributions                          25           275          46           553              22             256
Shares reacquired                                      (143)       (1,578)       (182)       (2,156)           (146)         (1,658)
                                                       ----       -------        ----       -------            ----         -------
  Net increase                                          161       $ 1,780         428       $ 5,106             340         $ 3,854
                                                        ===        ======        ====       =======            ====         =======

(6) LINE OF CREDIT
The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the each fund for the six months ended September 30, 2002, ranged from $334 to 1,667. The funds had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                                                                                                                    UNREALIZED
FUND                             DESCRIPTION               EXPIRATION       CONTRACTS         POSITION            DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
New York Fund           Municipal Bond Index            December 2002              59            Short               $(302,376)
Pennsylvania Fund       Municipal Bond Index            December 2002              22            Short               $(112,750)

At September 30, 2002, the New York and Pennsylvania funds had sufficient cash and/or securities to cover any margin requirements under these future contracts.

(8) RESTRICTED SECURITIES
Each fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 2002 the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                                    DATE OF    PRINCIPAL
FUND           DESCRIPTION                                                      ACQUISITION       AMOUNT         COST       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Mississippi    Guam Power Authority Rev., RITES, AMBAC, 8.636Ss, 2013               5/20/99    1,000,000   $1,063,659    $1,243,220
Fund           Puerto Rico Commonwealth, ROLs, 9.29s, 2016                           8/8/02    3,110,000    4,023,905     4,321,905
               Puerto Rico Municipal Finance Agency, RITES, FSA, 9.145Ss, 2017       1/6/00      750,000      704,214       939,705
               Puerto Rico Public Finance Corp., RITES, AMBAC 8.915s, 2013          9/30/99      500,000      508,407       679,980
                                                                                                                        ------------
                                                                                                                         $7,184,810
                                                                                                                        ------------

New York       Commonwealth of Puerto Rico, ROLs, XLCA 9.14s, 2017                 10/22/01    1,350,000   $1,634,526   $ 1,837,404
Fund           Guam Power Authority Rev., RITES, AMBAC, 8.636s, 2014                5/20/99      500,000      529,177       610,390
               Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC,
                   8.606s, 2015                                                     5/21/99    3,500,000    3,741,451     4,579,050
               Triborough Bridge & Tunnel Authority Rev., NY, RITES, 9.087s, 2017   4/18/00    5,000,000    5,017,992     6,719,300
                                                                                                                        ------------
                                                                                                                        $13,746,144
                                                                                                                        ------------

North          Commonwealth of Puerto Rico, Highway & Transportation Authority
Carolina           Rev., RITES, 8.441s, 2007                                       11/26/96    2,750,000   $2,736,250   $ 2,958,312
Fund           Commonwealth of Puerto Rico, Highway & Transportation Authority
                   Rev., RITES, FSA, 10.165s, 2018                                  2/26/99    5,425,000    7,037,418     8,145,746
               North Carolina Eastern Municipal Power, AMBAC, 10.047s, 2018         5/26/00    6,500,000    6,552,130     9,311,900
               Puerto Rico Public Finance Corp., RITES, AMBAC, 8.915s, 2016         9/30/99    1,500,000    1,471,890     2,041,800
                                                                                                                        -----------
                                                                                                                        $22,457,758
                                                                                                                        -----------

Pennsylvania   Commonwealth of Puerto Rico, ROLs, FGIC, 9.29s, 2015                  8/8/02    1,000,000    1,292,920   $ 1,387,580
Fund           Commonwealth of Puerto Rico, ROLs, XLCA, 9.14s, 2017                10/25/01    1,000,000    1,206,400     1,361,040
               Guam Power Authority Rev., RITES, AMBAC, 8.636s, 2014                5/20/99    2,170,000   $2,281,949     2,649,093
               Puerto Rico Public Finance Corp., RITES, AMBAC, 8.915s, 2013         9/30/99      500,000      507,896       679,980
                                                                                                                        -----------
                                                                                                                        $ 6,077,693
                                                                                                                        -----------

South          Commonwealth of Puerto Rico, RITES, 9.185s, 2018                     10/5/00    2,000,000   $2,066,433   $ 2,522,160
Carolina       Commonwealth of Puerto Rico, RITES, 9.185s, 2019                     10/5/00    1,750,000    1,794,108     2,188,760
Fund           Commonwealth of Puerto Rico, RITES, MBIA, 9.685s, 2020               3/30/00    2,000,000    2,043,232     2,740,800
               Puerto Rico Electric Power Authority, RITES, FSA, 8.623s, 2015       9/30/99    1,000,000      976,500     1,187,500
               Puerto Rico Municipal Finance Agency, FSA, 10.143s, 2016              1/6/00      850,000      882,124     1,136,518
               Puerto Rico Public Finance Corp., RITES, AMBAC, 8.915s, 2013         9/30/99    1,375,000    1,398,793     1,869,945
               Puerto Rico Public Finance Corp., RITES, AMBAC, 8.915s, 2019         3/31/99    1,300,000    1,470,326     1,745,744
                                                                                                                        -----------
                                                                                                                        $13,391,427
                                                                                                                        -----------

                                                                                    DATE OF    PRINCIPAL
FUND           DESCRIPTION                                                      ACQUISITION       AMOUNT         COST       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Virginia       Guam Power Authority Rev., RITES, AMBAC, 8.636s, 2015                5/20/99    1,010,000   $1,048,226   $ 1,226,362
Fund           Puerto Rico Electric Power Authority, RITES, FSA, 9.685s, 2017        9/7/00    2,500,000    2,747,754     3,465,650
               Puerto Rico Electric Power Authority, RITES, 9,435s, 2019             9/7/00    1,270,000    1,339,809     1,658,823
               Puerto Rico Electric Power Authority, RITES, 8,785s, 2020             9/7/00    1,250,000    1,240,694     1,477,975
               Puerto Rico Municipal Finance Agency, RITES, FSA, 10.143s, 2016       1/6/00    1,105,000    1,141,707     1,477,474
               Puerto Rico Municipal Finance Agency, RITES, FSA, 9.145s, 2017        1/6/00      615,000      578,105       770,558
               Puerto Rico Public Finance Corp., RITES, AMBAC, 8.915s, 2013         9/30/99    2,000,000    2,030,519     2,719,920
               Puerto Rico Public Finance Corp., RITES, AMBAC, 9.145s, 2016         3/31/99      500,000      578,105       680,600
                                                                                                                        -----------
                                                                                                                        $13,477,362
                                                                                                                        -----------

West           Commonwealth of Puerto Rico, RITES, MBIA, 9.685s, 2019               3/30/00    3,000,000   $3,076,722   $ 4,111,200
Virginia       Puerto Rico Municipal Finance Agency, RITES, FSA, 9.145s, 2017        1/6/00      900,000      845,680     1,127,646
Fund           West Virginia Building Commission, RITES, AMBAC, 8.768s, 2018         5/5/99    4,520,000    4,851,723     5,745,101
               West Virginia Building Commission, RITES, AMBAC, 8.768s, 2018         5/5/99    1,250,000    1,341,738     1,623,250
                                                                                                                        -----------
                                                                                                                        $12,607,197
                                                                                                                        -----------

At September 30, 2002, restricted securities constituted the following percentages of each fund's net assets:

MISSISSIPPI     NEW YORK     NORTH CAROLINA      PENNSYLVANIA     SOUTH CAROLINA      VIRGINIA      WEST VIRGINIA
       FUND         FUND               FUND              FUND               FUND          FUND               FUND
-----------------------------------------------------------------------------------------------------------------
        7.3%         7.6%               5.4%              6.0%               7.8%          3.8%               8.1%

MFS FAMILY OF FUNDS(R)

MFS offers a range of mutual funds to meet investors' varying financial needs and goals. The funds are placed below in descending order of the level of risk and reward each one offers in relation to the others in that asset class.(1) The objective of the fund you choose should correspond to your financial needs and goals. For assistance in determining financial needs and goals, you should consult an investment professional.

                      HIGHER RISK/HIGHER REWARD POTENTIAL
[GRAPHIC]

B   MFS(R) Emerging Markets Debt Fund
O   MFS(R) High Yield Opportunities Fund
N   MFS(R) High Income Fund
D   MFS(R) Municipal High Income Fund
    MFS(R) Strategic Income Fund
F   MFS(R) Municipal State Funds
U     AL, AR, CA, FL, GA, MD, MA, MS,
N     NY, NC, PA, SC, TN, VA, WV
D   MFS(R) Municipal Income Fund
S   MFS(R) Bond Fund
    MFS(R) Research Bond Fund
    MFS(R) Municipal Bond Fund
    MFS(R) Government Securities Fund
    MFS(R) Intermediate Investment Grade Bond Fund
    MFS(R) Government Mortgage Fund
    MFS(R) Municipal Limited Maturity Fund
    MFS(R) Limited Maturity Fund
    MFS(R) Government Limited Maturity Fund

                       LOWER RISK/LOWER REWARD POTENTIAL


                      HIGHER RISK/HIGHER REWARD POTENTIAL

S   MFS(R) Technology Fund
T   MFS(R) Emerging Markets Equity Fund
O   MFS(R) Global Telecommunications Fund
C   MFS(R) International New Discovery Fund
K   MFS(R) Managed Sectors Fund
    MFS(R) New Discovery Fund(2)
F   MFS(R) Emerging Growth Fund
U   MFS(R) Mid Cap Growth Fund
N   MFS(R) International Growth Fund
D   MFS(R) Research International Fund
S   MFS(R) Global Growth Fund
    MFS(R) Strategic Growth Fund
    MFS(R) Core Growth Fund
    MFS(R) Research Fund
    MFS(R) International Investors Trust
    MFS(R) Global Equity Fund
    MFS(R) Capital Opportunities Fund
    Massachusetts Investors Growth Stock Fund
    MFS(R) Growth Opportunities Fund
    MFS(R) Large Cap Growth Fund
    MFS(R) Union Standard(R) Equity Fund
    MFS(R) Research Growth and Income Fund
    Massachusetts Investors Trust
    MFS(R) Strategic Value Fund
    MFS(R) Value Fund
    MFS(R) Utilities Fund
    MFS(R) Global Total Return Fund
    MFS(R) Total Return Fund
    MFS(R) Global Asset Allocation Fund


                       LOWER RISK/LOWER REWARD POTENTIAL



(1) For information on the specific risks, charges, and expenses associated with any MFS fund, refer to the prospectus. Read it carefully before investing or sending money.

(2) Effective April 14, 2000, the fund is no longer available for sale to new shareholders, except for participants making contributions through retirement or college savings plans qualified under sections 401(a) or 403(b), or 529 of the Internal Revenue Code of 1986, as amended. Shares of the fund will continue to be available for sale to current shareholders of the fund.

MFS(R) MUNICIPAL SERIES TRUST

The following tables present certain information regarding the Turstees and officers of MFS Municipal Series Trust, of which each fund is a series, including their principal occupation, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

                       NAME, AGE, POSITION WITH THE TRUST,
                PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Trustee, Chairman
Massachusetts Financial Services Company,
Chairman

JOHN W. BALLEN* (born 09/12/59) Trustee and President
Massachusetts Financial Services Company,
Chief Executive Officer and Director

KEVIN J. PARKE* (born 12/14/59)Trustee
Massachusetts Financial Services Company,
Chief Investment Officer, President and Director

LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee
Brigham and Women's Hospital, Chief of
Cardiac Surgery; Harvard Medical School,
Professor of Surgery

THE HON. SIR J. DAVID GIBBONS, KBE
(born 06/15/27) Trustee
Edmund Gibbons Limited (diversified holding company),
Chief Executive Officer; Colonial Insurance Company Ltd.,
Director and Chairman; Bank of Butterfield, Chairman (until 1997)

WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant;
Capitol Entertainment Management Company
(video franchise), Vice Chairman

J. ATWOOD IVES (born 05/01/36) Trustee
Private investor; KeySpan Corporation (energy related services),
Director; Eastern Enterprises (diversified services company),
Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services, Inc. (investment advisers), Chairman and Chief Executive Officer

LAWRENCE T. PERERA (born 06/23/35)
Trustee
Hemenway & Barnes (attorneys), Partner

WILLIAM J. POORVU (born 04/10/35)
Trustee
Private investor; Harvard University
Graduate School of Business Administration, Class of 1961
Adjunct Professor in Entrepreneurship Emeritus; CBL & Associates
Properties, Inc. (real estate investment trust), Director

J. DALE SHERRATT (born 09/23/38) Trustee
Insight Resources, Inc. (acquisition planning specialists),
President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals
(professional nutritional products), Chief Executive Officer (until May 2001); Paragon Trade Brands, Inc. (disposable consumer products), Director

ELAINE R. SMITH (born 04/25/46) Trustee
Independent health care industry consultant

WARD SMITH (born 09/13/30) Trustee Private investor;
Sundstrand Corporation (manufacturer of highly engineered products for industrial and aerospace applications), Director (until June 1999)



(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies ").

  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

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MFS(R) MUNICIPAL SERIES TRUST

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)
Trustee, Chairman Massachusetts Financial Services Company, Chairman

JOHN W. BALLEN (born 9/12/59)
Trustee and President Massachusetts Financial Services Company,
Chief Executive Officer and Director

JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk
Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk Massachusetts Financial Services Company,
Senior Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice President
(since August 2000);
UAM Fund Services, Senior Vice President
(prior to August 2000)

RICHARD M. HISEY (born 08/29/58)
Treasurer
Massachusetts Financial Services Company,
Senior Vice President (since July 2002);
The Bank of New York,
Senior Vice President
(September 2000 to July 2002);
Lexington Global Asset Managers, Inc.,
Executive Vice President and General Manager
(prior to September 2000)

ELLEN MOYNIHAN (born 11/13/57)
Assistant Treasurer
Massachusetts Financial Services Company,
Vice President

JAMES O. YOST (born 06/12/60)
Assistant Treasurer
Massachusetts Financial Services Company,
Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.


INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741


DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741


PORTFOLIO MANAGERS

Michael L. Dawson+
Geoffrey L. Schechter+


CUSTODIANS

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081


INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


INVESTOR SERVICE

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired individuals, call toll free:
1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the
Deaf).

For share prices, account balances, exchanges or stock and bond outlooks, call toll free:

1-800-MFS-TALK (1-800-637-8255)
anytime from a touch-tone telephone.


WORLD WIDE WEB

www.mfs.com

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M F S (R)   M U N I C I P A L                                 |  PRSRT STD    |
S E R I E S   T R U S T                                       |               |
                                                              | U.S. POSTAGE  |
MFS(R) Mississippi Municipal Bond Fund                        |     PAID      |
MFS(R) New York Municipal Bond Fund                           |               |
MFS(R) North Carolina Municipal Bond Fund                     |     MFS       |
MFS(R) Pennsylvania Municipal Bond Fund
MFS(R) South Carolina Municipal Bond Fund
MFS(R) Tennessee Municipal Bond Fund
MFS(R) Virginia Municipal Bond Fund
MFS(R) West Virginia Municipal Bond Fund

[MFS LOGO]
INVESTMENT MANAGEMENT

    500 BOYLSTON STREET
    BOSTON, MA 02116-3741






(C) 2002 MFS Investment Management.(R)

MFS(R) investment products are offered through MFS Fund
Distributors, Inc., 500 Boylston Street, Boston, MA 02116.      MST-3B-11/02/55M